UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04706

Templeton Income Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923
(Address of principal executive offices)   (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500_

Date of fiscal year end: _8/31__

Date of reporting period:  2/29/16__

Item 1. Reports to Stockholders.

Semiannual Report
and Shareholder Letter
February 29, 2016

Templeton Global Bond Fund

A SERIES OF TEMPLETON INCOME TRUST

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Contents
Semiannual Report
Templeton Global Bond Fund	3
Performance Summary	7
Your Fund’s Expenses	10
Financial Highlights and Statement of Investments	12
Financial Statements	32
Notes to Financial Statements	36
Shareholder Information	46

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2 Semiannual Report

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Semiannual Report

Templeton Global Bond Fund

This semiannual report for Templeton Global Bond Fund covers the period ended February 29, 2016.

Your Fund’s Goal and Main Investments

The Fund seeks current income with capital appreciation and growth of income. Under normal market conditions, the Fund invests at least 80% of its net assets in “bonds.” Bonds include debt securities of any maturity, such as bonds, notes, bills and debentures.

Performance Overview

For the six months under review, the Fund’s Class A shares had a -3.47% cumulative total return. In comparison, global government bonds, as measured by the Fund’s benchmark, the Citigroup World Government Bond Index (WGBI), posted cumulative total returns of +4.03% in local currency terms and +3.82% in U.S. dollar terms for the same period.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 7.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

Global markets experienced significant volatility during the six-month period, as declines in oil prices and concerns about economic conditions in China and the outlook for growth across the globe appeared to negatively impact markets. However, we believed there was a significant disconnect between market pessimism and the underlying fundamentals. Markets appeared to react as if conditions were worse than the 2008 global financial crisis or the Asian financial crisis of 1997 and 1998, yet several emerging market economies were in far better shape, by our assessment, with larger foreign reserves and more diversified, growing economies. Risk aversion initially peaked during the weeks around the start of the reporting period, then began to

*Figures reflect certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.

**Includes foreign treasury bills, U.S. government agency securities, money market funds and net other assets less liabilities.

diminish in October and November, leading to a recovery in risk asset pricing. However, volatility returned in late December and resurged over the first couple of weeks of the new year, leading to further declines in several risk assets as oil prices dropped below $30 per barrel. Risk aversion relented a bit at the end of January before returning again in early February. However, over the final weeks of February, risk appetites returned and several risk assets rallied, creating a positive trend for global markets as the period came to a close.

After postponing action in September and October, the U.S. Federal Reserve raised its policy rate 25 basis points (0.25%) at its December meeting, marking the first increase in the federal funds rate since 2006 and the first non-zero rate policy since 2008. Despite the move toward tightening policy, the Federal Open Market Committee stressed that U.S. monetary policy would remain highly accommodative and that the pace of future increases would be gradual. Although bond yields initially shifted higher across much of Europe, Asia ex-Japan and Latin America in December, they subsequently declined during the first two months of 2016. The yield on the 10-year U.S. Treasury note began the period at 2.21% and finished the period at 1.74%. Additionally, yields across much of Europe declined substantially; the yield on the 10-year German bund was 0.80% at the start of the period and dropped to 0.11% by the end of

1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 17.

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Semiannual Report 3

TEMPLETON GLOBAL BOND FUND

*Figures reflect certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.

**The Fund’s euro area investments were in Portugal and Slovenia.

***The Fund’s supranational investment was denominated in the Mexican peso.

February. The Bank of Japan introduced a negative interest rate policy in January, and 10-year Japan government bond yields dropped to -0.07% by period-end from 0.38% on August 31, 2015.

A vast number of currencies across developed and emerging markets depreciated against the U.S. dollar during the period, with only a few select currencies appreciating, most notably the Indonesian rupiah and the Japanese yen. Emerging markets were often regarded by investors as being in near-crisis condition, particularly during the volatility in January and February. Several emerging market currencies stood out as excessively depreciated, in our view. We were focused on the opportunity sets in several currencies and believed that fears of a systemic crisis across the emerging markets asset class were exaggerated. Most commodity exporters and emerging markets with poor macro fundamentals remained vulnerable, but we observed several other emerging market countries that we believed had sound policies and stronger underlying fundamentals than markets were indicating. We observed a subset of compelling valuations across specific currencies and select areas of the local currency bond markets.

Additionally, we continued to believe that fears of global deflation were unwarranted and that markets were overestimating the extent to which lower headline inflation reflected structurally weaker global demand. Supply factors were the main driver behind falling energy and commodity prices, by our assessment, which in turn have pushed headline inflation lower. These are short-term effects, and their disinflationary impact should wane as commodity prices stabilize, in our opinion. The belief that inflation had become structurally lower appeared to make several investors complacent on taking interest rate risk in what we believed was a vulnerable part of the yield cycle. Underlying inflation in the United States was not adequately priced into bond yields during the period, in our assessment, and we were wary of the lack of inflation being priced into bond yields across the globe. In our view, there were more risks of inflation moving up than down, yet markets appeared to price in deflation and downside risks.

Investment Strategy

We invest selectively in bonds around the world based upon our assessment of changing market, political and economic conditions. While seeking opportunities, we monitor various factors including changes in interest rates, currency exchange rates and credit risks. We seek to manage the Fund’s exposure to various currencies and may use currency forward contracts.

What is a currency forward contract?
A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date.

Manager’s Discussion

On the whole, we continued to position our strategies for rising rates by maintaining low portfolio duration and aiming at a negative correlation with U.S. Treasury returns. We also continued to actively seek select duration exposures that we believe offer positive real yields without undue interest rate risk, favoring countries that we believe have solid underlying fundamentals and prudent fiscal, monetary and financial policies. During the period, we shifted out of markets where we had previously held contrarian positions to reallocate to positions that, in our view, had fundamentally attractive valuations for the medium term. We also maintained our exposures to several of our strongest investment convictions and added to those types of positions as prices became cheaper during periods of heightened volatility. Despite the persistence of volatility during the period, we remained encouraged by the vast set of fundamentally attractive valuations across the global bond and currency markets. We favored currencies in countries where inflation was picking up and growth remained healthy yet the local currencies remained fundamentally undervalued, by our assessment. We were positioned for depreciation of the euro and yen, a rise in U.S. Treasury yields and currency appreciation in select emerging markets. During the period, we used currency forward contracts to actively manage exposure to currencies. We also used interest rate swaps to tactically manage duration exposures.

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TEMPLETON GLOBAL BOND FUND

Currency Breakdown*
2/29/16
% of Total
Net Assets
Americas	146.4%
U.S. Dollar	108.6%
Mexican Peso	21.8%
Brazilian Real	12.7%
Chilean Peso	3.1%
Peruvian Nuevo Sol	0.1%
Colombian Peso	0.1%
Asia Pacific	-3.5%
Malaysian Ringgit	15.9%
Indonesian Rupiah	11.3%
Indian Rupee	7.0%
Philippine Peso	1.7%
Sri Lankan Rupee	1.2%
South Korean Won	1.1%
Singapore Dollar	1.0%
Australian Dollar	-7.8%
Japanese Yen	-34.9%
Europe	-42.9%
Polish Zloty	3.3%
Euro	-46.2%

*Figures reflect certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.

What is duration?
Duration is a measure of a bond’s price sensitivity to interest rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest rate changes than a portfolio with a higher duration.

What is an interest rate swap?
An interest rate swap is an agreement between two parties to exchange interest rate payment obligations, generally one
based on an interest rate fixed to maturity and the other based on an interest rate that changes in accordance with changes in a designated benchmark (for example, LIBOR, prime, commercial
paper, or other benchmarks).

During the period the Fund’s negative absolute performance was primarily attributable to currency positions followed by interest rate strategies. Sovereign credit exposures had a largely neutral effect on absolute return. Among currencies, the Fund’s net-negative position in the Japanese yen, through the use of currency forward contracts, detracted from absolute performance as did the Fund’s currency positions in Latin America. However, the Fund’s net-negative position in the euro, through the use of currency forward contracts, contributed to absolute return, as did the Fund’s currency positions in Asia ex Japan. The Fund maintained a defensive approach regarding interest rates in developed and emerging markets. Negative duration exposure to U.S. Treasuries detracted from absolute performance.

On a relative basis, the Fund’s underperformance was primarily attributable to interest rate strategies followed by currency positions. Sovereign credit exposures had a largely neutral effect on relative results. Underweighted duration exposure to U.S. Treasuries detracted from relative return as did underweighted duration exposure in Europe and Japan. Among currencies, the Fund’s underweighted position in the Japanese yen detracted from relative performance as did overweighted currency positions in Latin America. However, underweighted positioning in the euro contributed to relative performance, as did overweighted currency positions in Asia ex-Japan.

Thank you for your continued participation in Templeton Global Bond Fund. We look forward to serving your future investment needs.

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Semiannual Report 5

TEMPLETON GLOBAL BOND FUND

The foregoing information reflects our analysis, opinions and portfolio holdings as of February 29, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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TEMPLETON GLOBAL BOND FUND

Performance Summary as of February 29, 2016

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value

Share Class (Symbol)	2/29/16	8/31/15		Change
A (TPINX)	$11.08	$11.66	-$	0.58
C (TEGBX)	$11.11	$11.69	-$	0.58
R (FGBRX)	$11.08	$11.66	-$	0.58
R6 (FBNRX)	$11.04	$11.62	-$	0.58
Advisor (TGBAX)	$11.04	$11.62	-$	0.58

Distributions[1] (9/1/15–2/29/16)

Dividend
Share Class	Income
A	$0.1800
C	$0.1572
R	$0.1659
R6	$0.2026
Advisor	$0.1943

See page 9 for Performance Summary footnotes.

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Semiannual Report 7

TEMPLETON GLOBAL BOND FUND
PERFORMANCE SUMMARY

Performance as of 2/29/162

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/R6/Advisor Class: no sales charges.

				Average Annual
	Cumulative	Average Annual	Value of $10,000	Total Return	Total Annual Operating Expenses[7]
Share Class	Total Return[3]	Total Return[4]	Investment[5]	(3/31/16)[6]	(with waiver)	(without waiver)
A					0.89%	0.91%
6-Month	-3.47%	-7.59%	$9,241
1-Year	-8.48%	-12.34%	$8,766	-8.38%
5-Year	+7.34%	+0.55%	$10,280	+1.05%
10-Year	+86.61%	+5.98%	$17,870	+6.43%
C					1.29%	1.31%
6-Month	-3.65%	-4.60%	$9,540
1-Year	-8.83%	-9.71%	$9,029	-5.69%
5-Year	+5.27%	+1.03%	$10,527	+1.52%
10-Year	+79.45%	+6.02%	$17,945	+6.47%
R					1.14%	1.16%
6-Month	-3.59%	-3.59%	$9,641
1-Year	-8.71%	-8.71%	$9,129	-4.55%
5-Year	+6.01%	+1.17%	$10,601	+1.68%
Since Inception (2/2/09)	+42.60%	+5.15%	$14,260	+5.65%
R6					0.51%	0.53%
6-Month	-3.29%	-3.29%	$9,671
1-Year	-8.15%	-8.15%	$9,185	-4.02%
Since Inception (5/1/13)	-6.30%	-2.27%	$9,370	-0.90%
Advisor					0.64%	0.66%
6-Month	-3.36%	-3.36%	$9,664
1-Year	-8.28%	-8.28%	$9,172	-4.16%
5-Year	+8.72%	+1.69%	$10,872	+2.18%
10-Year	+91.33%	+6.70%	$19,133	+7.15%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 9 for Performance Summary footnotes.

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TEMPLETON GLOBAL BOND FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Currency rates may fluctuate significantly over short periods of time and can reduce returns. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio that may result in significant volatility and cause the Fund to participate in losses (as well as enable gains) on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits and may realize losses when a counterparty fails to perform as promised. Foreign securities involve special risks, including currency fluctuations and economic and political uncertainties. Investments in emerging markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size and lesser liquidity. Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a government entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due. Investments in lower rated bonds include higher risk of default and loss of principal. Changes in interest rates will affect the value of the Fund’s portfolio and its share price and yield. Bond prices generally move in the opposite direction of interest rates. As prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The markets for particular securities or types of securities are or may become relatively illiquid. Reduced liquidity will have an adverse impact on the security’s value and on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific market event. The Fund is also nondiversified, which involves the risk of greater price fluctuation than a more diversified portfolio. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Class R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Class R6: Shares are available to certain eligible investors as described in the prospectus.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
2. The Fund has a fee waiver associated with any investment in a Franklin Templeton money fund, contractually guaranteed through at least the Fund’s current fiscal year-
end. Fund investment results reflect the fee waiver, to the extent applicable; without this reduction, the results would have been lower.
3. Cumulative total return represents the change in value of an investment over the periods indicated.
4. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
5. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
6. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
7. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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Semiannual Report 9

TEMPLETON GLOBAL BOND FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operat- ing expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1. Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2. Multiply the result by the number under the heading “Expenses Paid During Period.”

If Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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TEMPLETON GLOBAL BOND FUND
YOUR FUND’S EXPENSES

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 9/1/15	Value 2/29/16	Period* 9/1/15–2/29/16
A
Actual	$1,000	$965.30	$4.45
Hypothetical (5% return before expenses)	$1,000	$1,020.34	$4.57
C
Actual	$1,000	$963.50	$6.40
Hypothetical (5% return before expenses)	$1,000	$1,018.35	$6.57
R
Actual	$1,000	$964.10	$5.66
Hypothetical (5% return before expenses)	$1,000	$1,019.10	$5.82
R6
Actual	$1,000	$967.10	$2.49
Hypothetical (5% return before expenses)	$1,000	$1,022.33	$2.56
Advisor
Actual	$1,000	$966.40	$3.23
Hypothetical (5% return before expenses)	$1,000	$1,021.58	$3.32
*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 0.91%;
C: 1.31%; R: 1.16%; R6: 0.51%; and Advisor: 0.66%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

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T E M P L E T O N I N C O M E T R U S T

Financial Highlights
Templeton Global Bond Fund
	Six Months Ended		Year Ended August 31,
	February 29, 2016
	(unaudited)	2015	2014	2013	2012	2011
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period	$11.66	$13.41	$12.68	$13.12	$13.81	$13.24
Income from investment operations[a]:
Net investment income[b]	0.19	0.34	0.37	0.38	0.43	0.52
Net realized and unrealized gains
(losses)	(0.59)	(1.24)	0.84	0.04	(0.24)	0.78
Total from investment operations	(0.40)	(0.90)	1.21	0.42	0.19	1.30
Less distributions from:
Net investment income and net foreign
currency gains	(0.18)[g]	(0.82)	(0.48)	(0.69)	(0.80)	(0.73)
Net realized gains	—	(0.03)	(—)[c]	(0.17)	(0.08)	—
Total distributions	(0.18)	(0.85)	(0.48)	(0.86)	(0.88)	(0.73)
Net asset value, end of period	$11.08	$11.66	$13.41	$12.68	$13.12	$13.81

Total return[d]	(3.47)%	(6.96)%	9.71%	3.09%	1.75%	9.96%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates	0.93%	0.90%	0.90%	0.86%	0.89%	0.88%
Expenses net of waiver and payments by
affiliates	0.91%[f]	0.88%	0.89%[f]	0.86%[f]	0.89%	0.88%[f]
Net investment income	3.29%	2.68%	2.83%	2.84%	3.30%	3.76%

Supplemental data
Net assets, end of period (000’s)	$15,996,396	$19,063,126	$23,897,947	$25,959,296	$24,338,274	$26,032,471
Portfolio turnover rate	29.70%	43.19%	35.18%	42.39%	41.70%	26.41%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.
gA portion of the distribution may be deemed a tax return of capital at year end.

12 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

TEMPLETON INCOME TRUST
FINANCIAL H IGHLIGHTS

Templeton Global Bond Fund (continued)
	Six Months Ended		Year Ended August 31,
	February 29, 2016
	(unaudited)	2015	2014	2013	2012	2011
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.69	$13.44	$12.70	$13.14	$13.84	$13.27
Income from investment operations[a]:
Net investment income[b]	0.17	0.29	0.32	0.33	0.38	0.46
Net realized and unrealized gains (losses)	(0.59)	(1.24)	0.84	0.04	(0.25)	0.79
Total from investment operations	(0.42)	(0.95)	1.16	0.37	0.13	1.25
Less distributions from:
Net investment income and net foreign
currency gains	(0.16)[g]	(0.77)	(0.42)	(0.64)	(0.75)	(0.68)
Net realized gains	—	(0.03)	(—)[c]	(0.17)	(0.08)	—
Total distributions	(0.16)	(0.80)	(0.42)	(0.81)	(0.83)	(0.68)
Net asset value, end of period	$11.11	$11.69	$13.44	$12.70	$13.14	$13.84

Total return[d]	(3.65)%	(7.32)%	9.33%	2.67%	1.26%	9.59%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates	1.33%	1.30%	1.30%	1.26%	1.29%	1.28%
Expenses net of waiver and payments by
affiliates	1.31%[f]	1.28%	1.29%[f]	1.26%[f]	1.29%	1.28%[f]
Net investment income	2.89%	2.28%	2.43%	2.44%	2.90%	3.36%

Supplemental data
Net assets, end of period (000’s)	$5,077,750	$6,171,509	$8,216,911	$8,956,685	$8,965,274	$9,270,612
Portfolio turnover rate	29.70%	43.19%	35.18%	42.39%	41.70%	26.41%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.
gA portion of the distribution may be deemed a tax return of capital at year end.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 13

TEMPLETON INCOME TRUST
FINANCIAL H IGHLIGHTS

Templeton Global Bond Fund (continued)
	Six Months Ended		Year Ended August 31,
	February 29, 2016
	(unaudited)	2015	2014	2013	2012	2011
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.66	$13.41	$12.67	$13.11	$13.81	$13.24
Income from investment operations[a]:
Net investment income[b]	0.18	0.31	0.34	0.34	0.39	0.46
Net realized and unrealized gains (losses)	(0.59)	(1.24)	0.84	0.05	(0.25)	0.81
Total from investment operations	(0.41)	(0.93)	1.18	0.39	0.14	1.27
Less distributions from:
Net investment income and net foreign currency
gains	(0.17)[g]	(0.79)	(0.44)	(0.66)	(0.76)	(0.70)
Net realized gains	—	(0.03)	(—)[c]	(0.17)	(0.08)	—
Total distributions	(0.17)	(0.82)	(0.44)	(0.83)	(0.84)	(0.70)
Net asset value, end of period	$11.08	$11.66	$13.41	$12.67	$13.11	$13.81

Total return[d]	(3.59)%	(7.19)%	9.52%	2.83%	1.42%	9.78%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	1.18%	1.15%	1.15%	1.11%	1.14%	1.13%
Expenses net of waiver and payments by affiliates	1.16%[f]	1.13%	1.14%[f]	1.11%[f]	1.14%	1.13%[f]
Net investment income	3.04%	2.43%	2.58%	2.59%	3.05%	3.51%

Supplemental data
Net assets, end of period (000’s)	$336,783	$358,318	$367,660	$297,364	$210,580	$126,413
Portfolio turnover rate	29.70%	43.19%	35.18%	42.39%	41.70%	26.41%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.
gA portion of the distribution may be deemed a tax return of capital at year end.

14 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

TEMPLETON INCOME TRUST
FINANCIAL H IGHLIGHTS

Templeton Global Bond Fund (continued)
	Six Months Ended	Year Ended August 31,
	February 29, 2016
	(unaudited)	2015	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.62	$13.36	$12.64	$13.60
Income from investment operations[b]:
Net investment income[c]	0.21	0.38	0.42	0.13
Net realized and unrealized gains (losses)	(0.59)	(1.22)	0.83	(0.91)
Total from investment operations	(0.38)	(0.84)	1.25	(0.78)
Less distributions from:
Net investment income and net foreign currency gains	(0.20)[h]	(0.87)	(0.53)	(0.18)
Net realized gains	—	(0.03)	(—)[d]	—
Total distributions	(0.20)	(0.90)	(0.53)	(0.18)
Net asset value, end of period	$11.04	$11.62	$13.36	$12.64

Total return[e]	(3.29)%	(6.55)%	10.07%	(5.81)%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	0.53%	0.52%	0.52%	0.51%
Expenses net of waiver and payments by affiliates	0.51%[g]	0.50%	0.51%[g]	0.51%[g]
Net investment income	3.69%	3.06%	3.21%	3.19%

Supplemental data
Net assets, end of period (000’s)	$3,095,801	$2,805,620	$1,934,358	$123,814
Portfolio turnover rate	29.70%	43.19%	35.18%	42.39%

aFor the period May 1, 2013 (effective date) to August 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.
hA portion of the distribution may be deemed a tax return of capital at year end.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 15

TEMPLETON INCOME TRUST
FINANCIAL H IGHLIGHTS

Templeton Global Bond Fund (continued)
	Six Months Ended		Year Ended August 31,
	February 29, 2016
	(unaudited)	2015	2014	2013	2012	2011
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period	$11.62	$13.36	$12.63	$13.08	$13.77	$13.21
Income from investment operations[a]:
Net investment income[b]	0.20	0.37	0.40	0.41	0.46	0.55
Net realized and unrealized gains
(losses)	(0.59)	(1.22)	0.84	0.04	(0.24)	0.78
Total from investment operations	(0.39)	(0.85)	1.24	0.45	0.22	1.33
Less distributions from:
Net investment income and net foreign
currency gains	(0.19)[g]	(0.86)	(0.51)	(0.73)	(0.83)	(0.77)
Net realized gains	—	(0.03)	(—)[c]	(0.17)	(0.08)	—
Total distributions	(0.19)	(0.89)	(0.51)	(0.90)	(0.91)	(0.77)
Net asset value, end of period	$11.04	$11.62	$13.36	$12.63	$13.08	$13.77

Total return[d]	(3.36)%	(6.67)%	10.02%	3.28%	2.01%	10.27%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates	0.68%	0.65%	0.65%	0.61%	0.64%	0.63%
Expenses net of waiver and payments by
affiliates	0.66%[f]	0.63%	0.64%[f]	0.61%[f]	0.64%	0.63%[f]
Net investment income	3.54%	2.93%	3.08%	3.09%	3.55%	4.01%

Supplemental data
Net assets, end of period (000’s)	$25,528,212	$32,534,368	$38,724,654	$32,926,705	$28,062,661	$27,154,629
Portfolio turnover rate	29.70%	43.19%	35.18%	42.39%	41.70%	26.41%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.
gA portion of the distribution may be deemed a tax return of capital at year end.

16 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

TEMPLETON INCOME TRUST

Statement of Investments, February 29, 2016 (unaudited)

Templeton Global Bond Fund

	Principal
	Amount*		Value
Foreign Government and Agency Securities 71.0%
Brazil 12.6%
Letra Tesouro Nacional, Strip,
1/01/17	988,370[a]	BRL $	220,266,510
1/01/18	615,590	[a] BRL	119,651,138
1/01/19	4,588,650	[a] BRL	768,757,453
7/01/19	8,384,450	[a] BRL	1,303,298,630
Nota Do Tesouro Nacional,
10.00%, 1/01/17	2,922,356	[a] BRL	705,890,532
10.00%, 1/01/21	7,710,310	[a] BRL	1,592,353,735
10.00%, 1/01/23	1,307,580	[a] BRL	253,447,503
10.00%, 1/01/25	4,238,040	[a] BRL	780,485,201
10.00%, 1/01/27	995,630	[a] BRL	175,306,994
[b] Index Linked, 6.00%, 5/15/17	4,429	[a] BRL	3,137,509
[b] Index Linked, 6.00%, 8/15/20	39,290	[a] BRL	27,299,445
[b] Index Linked, 6.00%, 8/15/24	252,192	[a] BRL	167,485,679
[b] Index Linked, 6.00%, 8/15/50	133,230	[a] BRL	79,189,129
senior note, 10.00%, 1/01/19	569,840	[a] BRL	127,094,989
			6,323,664,447
Colombia 0.1%
Titulos De Tesoreria B,
5.00%, 11/21/18	52,609,000,000	COP	15,006,412
7.75%, 9/18/30	18,299,000,000	COP	4,898,481
senior bond, 7.00%, 5/04/22	13,724,000,000	COP	3,864,334
senior bond, 10.00%, 7/24/24	9,149,000,000	COP	2,990,349
senior note, 7.00%, 9/11/19	18,299,000,000	COP	5,396,477
senior note, 11.00%, 7/24/20	18,299,000,000	COP	6,139,388
			38,295,441
Hungary 2.5%
Government of Hungary,
6.00%, 1/11/19	72,001,000	EUR	89,651,717
5.375%, 2/21/23	63,040,000		69,466,928
senior note, 6.25%, 1/29/20	316,636,000		352,707,173
senior note, 6.375%, 3/29/21	667,706,000		758,660,911
			1,270,486,729
India 3.1%
Government of India,
senior bond, 7.80%, 5/03/20	14,439,400,000	INR	212,802,523
senior bond, 8.35%, 5/14/22	4,260,400,000	INR	63,815,739
senior bond, 8.33%, 7/09/26	3,415,000,000	INR	50,758,351
senior bond, 8.15%, 11/24/26	2,599,000,000	INR	38,232,984
senior bond, 8.28%, 9/21/27	6,130,400,000	INR	91,091,785
senior bond, 8.60%, 6/02/28	14,975,000,000	INR	227,605,509
senior note, 7.28%, 6/03/19	561,300,000	INR	8,159,239
senior note, 8.12%, 12/10/20	10,842,300,000	INR	161,278,517
senior note, 7.16%, 5/20/23	4,378,700,000	INR	61,311,751
senior note, 8.83%, 11/25/23	37,754,900,000	INR	579,215,688
senior note, 9.15%, 11/14/24	2,898,000,000	INR	45,661,611
			1,539,933,697

franklintempleton.com Semiannual Report 17

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

	Principal
	Amount*		Value
Foreign Government and Agency Securities (continued)
Indonesia 8.4%
Government of Indonesia,
7.875%, 4/15/19	1,109,624,000,000	IDR	$82,939,623
6.125%, 5/15/28	102,713,000,000	IDR	6,239,712
8.375%, 3/15/34	2,917,910,000,000	IDR	210,573,018
FR28, 10.00%, 7/15/17	104,700,000,000	IDR	8,100,628
FR30, 10.75%, 5/15/16	185,655,000,000	IDR	14,028,872
FR31, 11.00%, 11/15/20	1,090,303,000,000	IDR	90,597,855
FR32, 15.00%, 7/15/18	1,150,000,000	IDR	99,224
FR34, 12.80%, 6/15/21	1,603,246,000,000	IDR	143,376,206
FR35, 12.90%, 6/15/22	1,172,669,000,000	IDR	107,077,931
FR36, 11.50%, 9/15/19	437,062,000,000	IDR	36,120,377
FR37, 12.00%, 9/15/26	66,550,000,000	IDR	6,158,810
FR39, 11.75%, 8/15/23	641,965,000,000	IDR	56,589,600
FR40, 11.00%, 9/15/25	710,760,000,000	IDR	61,391,540
FR42, 10.25%, 7/15/27	931,607,000,000	IDR	77,854,490
FR43, 10.25%, 7/15/22	377,390,000,000	IDR	30,832,989
FR44, 10.00%, 9/15/24	248,790,000,000	IDR	20,279,769
FR46, 9.50%, 7/15/23	6,667,220,000,000	IDR	527,389,770
FR47, 10.00%, 2/15/28	1,889,105,000,000	IDR	155,400,422
FR48, 9.00%, 9/15/18	483,192,000,000	IDR	37,056,381
FR52, 10.50%, 8/15/30	896,704,000,000	IDR	77,217,692
FR61, 7.00%, 5/15/22	860,237,000,000	IDR	60,471,306
senior bond, 5.625%, 5/15/23	670,707,000,000	IDR	42,822,026
senior bond, 7.00%, 5/15/27	68,475,000,000	IDR	4,548,527
senior bond, 9.00%, 3/15/29	2,039,169,000,000	IDR	156,307,810
senior bond, FR53, 8.25%, 7/15/21	7,891,149,000,000	IDR	598,799,325
senior bond, FR56, 8.375%, 9/15/26	10,956,168,000,000	IDR	827,530,325
senior bond, FR70, 8.375%, 3/15/24	9,862,161,000,000	IDR	737,522,972
senior note, 8.50%, 10/15/16	70,944,000,000	IDR	5,371,731
senior note, 5.25%, 5/15/18	169,888,000,000	IDR	12,088,567
			4,194,787,498
Lithuania 0.5%
[c] Government of Lithuania, 144A, 7.375%, 2/11/20	207,940,000		246,031,489
Malaysia 4.5%
Government of Malaysia,
3.314%, 10/31/17	2,108,700,000	MYR	503,560,569
senior bond, 4.262%, 9/15/16	1,767,662,000	MYR	423,658,767
senior bond, 3.814%, 2/15/17	363,610,000	MYR	87,198,953
senior note, 3.172%, 7/15/16	1,765,270,000	MYR	420,478,498
senior note, 3.394%, 3/15/17	411,906,000	MYR	98,410,760
senior note, 4.012%, 9/15/17	3,026,240,000	MYR	730,176,657
			2,263,484,204
Mexico 13.0%
Government of Mexico,
7.25%, 12/15/16	210,196,400	[d] MXN	1,187,745,966
7.75%, 12/14/17	546,492,175	[d] MXN	3,195,450,598
senior note, 8.50%, 12/13/18	318,399,200	[d] MXN	1,919,988,998
[e] Mexican Udibonos, Index Linked,
5.00%, 6/16/16	13,999,236	[f] MXN	77,665,244
3.50%, 12/14/17	11,861,220	[f] MXN	68,011,295

18 Semiannual Report

franklintempleton.com

T E M P L E T O N I N C O M E T R U S T
S T A T E M E N T O F I N V E S T M E N T S ( U N A U D I T E D )

Templeton Global Bond Fund (continued)

	Principal
	Amount*		Value
Foreign Government and Agency Securities (continued)
Mexico (continued)
[e] Mexican Udibonos, Index Linked, (continued)
4.00%, 6/13/19	7,420,592[f]	MXN $	43,190,961
2.50%, 12/10/20	5,941,342	[f] MXN	32,484,613
			6,524,537,675
Peru 0.1%
Government of Peru, senior bond, 7.84%, 8/12/20	184,399,000	PEN	55,411,991
Philippines 1.0%
Government of the Philippines,
senior bond, 9.125%, 9/04/16	619,630,000	PHP	13,445,614
senior note, 1.625%, 4/25/16	21,931,450,000	PHP	461,511,505
senior note, 2.875%, 5/22/17	318,590,000	PHP	6,739,198
senior note, 5.875%, 1/31/18	21,960,000	PHP	479,576
senior note, 5-72, 2.125%, 5/23/18	131,780,000	PHP	2,708,426
			484,884,319
Poland 3.3%
Government of Poland,
4.75%, 10/25/16	1,933,350,000	PLN	494,749,795
4.75%, 4/25/17	285,830,000	PLN	74,322,598
5.75%, 9/23/22	495,970,000	PLN	149,002,091
[g] FRN, 1.75%, 1/25/17	2,005,988,000	PLN	503,903,884
[g] FRN, 1.75%, 1/25/21	1,721,975,000	PLN	424,780,419
			1,646,758,787
Portugal 3.1%
Government of Portugal,
[c] 144A, 5.125%, 10/15/24	585,500,000		581,951,870
[h] Reg S, 3.875%, 2/15/30	820,750,000	EUR	944,221,349
[h] senior bond, Reg S, 4.95%, 10/25/23	5,772,600	EUR	7,317,778
[h] senior bond, Reg S, 5.65%, 2/15/24	14,427,600	EUR	18,913,288
			1,552,404,285
Serbia 0.9%
[c] Government of Serbia, senior note, 144A,
5.25%, 11/21/17	100,490,000		104,330,728
4.875%, 2/25/20	145,860,000		149,074,754
7.25%, 9/28/21	197,140,000		221,989,497
			475,394,979
Singapore 0.5%
Government of Singapore, senior note, 1.125%, 4/01/16	328,050,000	SGD	233,389,909
Slovenia 0.8%
[c] Government of Slovenia, senior note, 144A, 5.50%, 10/26/22	350,179,000		394,889,855
South Korea 10.1%
Government of Korea, senior bond, 5.625%, 11/03/25	13,150,000		16,861,456
Korea Monetary Stabilization Bond, senior note,
1.92%, 3/09/16	15,612,800,000	KRW	12,596,975
1.74%, 5/09/16	232,085,700,000	KRW	187,336,444
1.62%, 6/09/16	228,964,300,000	KRW	184,800,452
2.46%, 8/02/16	457,360,800,000	KRW	370,545,442
1.56%, 8/09/16	234,005,000,000	KRW	188,871,707
2.22%, 10/02/16	296,083,000,000	KRW	239,939,623

franklintempleton.com

Semiannual Report 19

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

	Principal
	Amount*		Value
Foreign Government and Agency Securities (continued)
South Korea (continued)
Korea Monetary Stabilization Bond, senior note, (continued)
1.61%, 11/09/16	184,822,200,000	KRW $	149,265,902
2.07%, 12/02/16	825,953,200,000	KRW	669,471,493
1.57%, 1/09/17	151,939,700,000	KRW	122,699,573
1.96%, 2/02/17	337,287,200,000	KRW	273,393,503
1.70%, 8/02/17	191,886,900,000	KRW	155,354,014
1.56%, 10/02/17	776,417,300,000	KRW	627,486,486
Korea Treasury Bond, senior note,
2.75%, 6/10/16	946,957,400,000	KRW	766,701,218
5.00%, 9/10/16	175,000,000,000	KRW	143,807,073
3.00%, 12/10/16	721,633,040,000	KRW	589,150,162
2.00%, 12/10/17	423,621,800,000	KRW	345,046,649

			5,043,328,172
Sri Lanka 1.2%
Government of Sri Lanka,
8.00%, 1/01/17	476,700,000	LKR	3,283,686
8.25%, 3/01/17	907,610,000	LKR	6,257,940
8.00%, 6/15/17	557,250,000	LKR	3,821,998
10.60%, 7/01/19	14,422,400,000	LKR	101,149,516
10.60%, 9/15/19	19,332,700,000	LKR	135,276,833
8.00%, 11/01/19	557,250,000	LKR	3,601,557
9.25%, 5/01/20	1,951,660,000	LKR	12,862,883
11.20%, 7/01/22	1,288,300,000	LKR	9,025,617
A, 6.40%, 8/01/16	2,094,100,000	LKR	14,376,855
A, 5.80%, 1/15/17	2,419,800,000	LKR	16,379,311
A, 7.50%, 8/15/18	1,127,970,000	LKR	7,410,866
A, 8.00%, 11/15/18	6,671,840,000	LKR	44,093,993
A, 9.00%, 5/01/21	10,254,020,000	LKR	65,711,126
A, 11.00%, 8/01/21	6,736,920,000	LKR	46,881,398
B, 6.40%, 10/01/16	1,421,400,000	LKR	9,730,126
B, 5.80%, 7/15/17	810,400,000	LKR	5,403,926
B, 8.50%, 7/15/18	1,975,710,000	LKR	13,314,725
C, 8.50%, 4/01/18	7,340,380,000	LKR	49,646,537
D, 8.50%, 6/01/18	7,532,460,000	LKR	50,772,713

			599,001,606
[i] Supranational 0.3%
Inter-American Development Bank, senior note, 7.50%, 12/05/24	2,473,000,000	MXN	156,612,101
Ukraine 5.0%
[c] Government of Ukraine, 144A,
7.75%, 9/01/19	97,082,000		89,033,417
7.75%, 9/01/20	314,572,000		284,843,373
7.75%, 9/01/21	314,572,000		281,991,778
7.75%, 9/01/22	314,572,000		278,998,625
7.75%, 9/01/23	314,572,000		276,082,543
7.75%, 9/01/24	314,572,000		272,575,065
7.75%, 9/01/25	314,572,000		269,424,627
7.75%, 9/01/26	314,572,000		266,791,659
7.75%, 9/01/27	314,572,000		266,182,638
[j,m] VRI, GDP Linked Securities, 5/31/40	650,958,000		205,865,468
			2,491,789,193
Total Foreign Government and Agency Securities
(Cost $39,072,642,677)			35,535,086,377

20 Semiannual Report

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TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

	Principal
	Amount*		Value
Quasi-Sovereign and Corporate Bonds 1.5%
Hungary 0.5%
[c] Hungarian Development Bank, senior note, 144A, 6.25%, 10/21/20	230,000,000		$253,331,200
India 0.9%
Food Corp. of India, secured note, 6, 9.95%, 3/07/22	22,550,000,000	INR	355,191,017
Mahanagar Telephone Nigam Ltd.,
8.24%, 11/19/24	3,350,000,000	INR	48,996,298
8.29%, 11/28/24	3,050,000,000	INR	44,751,668
			448,938,983
South Korea 0.1%
The Export-Import Bank of Korea, senior note, 4.625%, 2/20/17	14,090,000	EUR	15,993,182
Total Quasi-Sovereign and Corporate Bonds
(Cost $735,693,345)			718,263,365
Total Investments before Short Term Investments
(Cost $39,808,336,022)			36,253,349,742
Short Term Investments 23.7%
Foreign Government and Agency Securities 3.7%
Malaysia 0.1%
[k] Bank of Negara Monetary Note, 10/06/16	155,070,000	MYR	36,252,084
Mexico 1.6%
[k] Mexico Treasury Bill, 3/03/16 - 12/08/16	1,461,785,480	[l]MXN	802,253,395
Philippines 0.5%
[k] Philippine Treasury Bill, 3/02/16 - 2/22/17	12,510,560,000	PHP	261,938,563
South Korea 1.5%
Korea Monetary Stabilization Bond,
[k] 4/19/16	67,950,000,000	KRW	54,707,931
senior note, 2.79%, 6/02/16	111,695,200,000	KRW	90,417,555
senior note, 1.57%, 7/09/16	199,245,100,000	KRW	160,807,532
senior note, 1.52%, 9/09/16	284,133,400,000	KRW	229,304,178
senior note, 1.53%, 10/08/16	251,191,800,000	KRW	202,742,604
			737,979,800
Total Foreign Government and Agency Securities
(Cost $2,021,201,479)			1,838,423,842
U.S. Government and Agency Securities 2.8%
United States 2.8%
[k] FHLB,
3/02/16	529,300,000		529,295,765
3/03/16 - 3/07/16	884,471,000		884,441,775
Total U.S. Government and Agency Securities
(Cost $1,413,727,602)			1,413,737,540
Total Investments before Money Market Funds
(Cost $43,243,265,103)			39,505,511,124

	Shares
Money Market Funds (Cost $8,635,607,788) 17.2%
United States 17.2%
[m,n] Institutional Fiduciary Trust Money Market Portfolio	8,635,607,788		8,635,607,788
Total Investments (Cost $51,878,872,891) 96.2%			48,141,118,912
Other Assets, less Liabilities 3.8%			1,893,822,485
Net Assets 100.0%			$50,034,941,397

franklintempleton.com

Semiannual Report 21

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aPrincipal amount is stated in 1,000 Brazilian Real Units.
bRedemption price at maturity is adjusted for inflation. See Note 1(f).
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
February 29, 2016, the aggregate value of these securities was $4,443,388,586, representing 8.88% of net assets.
dPrincipal amount is stated in 100 Mexican Peso Units.
ePrincipal amount of security is adjusted for inflation. See Note 1(f).
fPrincipal amount is stated in 100 Unidad de Inversion Units.
gThe coupon rate shown represents the rate at period end.
hSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At February 29, 2016, the aggregate value of these securities was $970,452,415, representing 1.94% of net assets.
iA supranational organization is an entity formed by two or more central governments through international treaties.
jThe principal represents the notional amount. See Note 1(c) regarding value recovery instruments.
kThe security is traded on a discount basis with no stated coupon rate.
lPrincipal amount is stated in 10 Mexican Peso Units.
mNon-income producing.
nSee Note 3(f) regarding investments in affiliated management investment companies.

At February 29, 2016, the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts
					Contract	Settlement	Unrealized	Unrealized
Currency		Counterparty[a] Type		Quantity	Amount*	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Chilean Peso		DBAB	Buy	26,203,031,000	36,524,994	3/02/16	$1,067,496	$—
Chilean Peso		DBAB	Sell	26,203,031,000	37,642,625	3/02/16	50,134	—
Euro		DBAB	Buy	88,663,500	96,406,483	3/02/16	74,478	—
Euro		DBAB	Sell	88,663,500	99,932,631	3/02/16	3,451,669	—
Chilean Peso		BZWS	Buy	36,205,800,000	50,648,108	3/03/16	1,289,262	—
Chilean Peso		BZWS	Sell	36,205,800,000	52,245,022	3/03/16	307,652	—
Chilean Peso		CITI	Buy	29,155,220,000	40,711,052	3/03/16	1,112,231	—
Chilean Peso		CITI	Sell	29,155,220,000	41,995,275	3/03/16	171,992	—
Japanese Yen		JPHQ	Sell	12,728,600,000	107,416,612	3/03/16	—	(5,473,370)
Japanese Yen		HSBK	Sell	9,813,450,000	82,552,681	3/04/16	—	(4,486,108)
Chilean Peso		MSCO	Buy	32,887,068,600	46,279,402	3/07/16	876,489	—
Euro		HSBK	Buy	29,251,000	33,241,275	3/09/16	—	(1,404,041)
Euro		HSBK	Sell	29,251,000	32,524,187	3/09/16	686,953	—
Japanese Yen		BZWS	Sell	35,663,421,500	299,024,211	3/09/16	—	(17,346,276)
Japanese Yen		MSCO	Sell	6,405,061,130	53,681,944	3/09/16	—	(3,137,403)
Euro		CITI	Buy	109,690,000	119,263,304	3/10/16	128,805	—
Euro		CITI	Sell	109,690,000	120,362,837	3/10/16	970,728	—
Euro		MSCO	Buy	82,877,000	90,047,104	3/10/16	160,389	—
Euro		MSCO	Sell	82,877,000	90,845,624	3/10/16	638,131	—
Singapore Dollar		GSCO	Buy	87,786,250	61,756,068	3/10/16	661,943	—
Singapore Dollar		GSCO	Sell	87,786,250	61,882,314	3/10/16	—	(535,697)
Chilean Peso		DBAB	Buy	32,485,498,000	45,747,779	3/11/16	811,837	—
Chilean Peso		JPHQ	Buy	32,660,995,000	45,542,767	3/11/16	1,268,380	—
Mexican Peso		CITI	Buy	1,553,290,800	97,560,551	3/11/16	—	(11,959,628)
Mexican Peso		CITI	Sell	1,553,290,800	86,371,188	3/11/16	770,265	—
Chilean Peso		DBAB	Buy	53,304,740,500	74,335,835	3/14/16	2,037,641	—
Chilean Peso		MSCO	Buy	44,263,640,000	61,960,917	3/14/16	1,458,734	—
Mexican Peso		CITI	Buy	285,979,900	17,816,397	3/14/16	—	(2,060,580)
Mexican Peso		CITI	Sell	285,979,900	15,899,167	3/14/16	143,349	—
Mexican Peso		JPHQ	Buy	1,456,663,741	90,752,211	3/14/16	—	(10,498,572)
Mexican Peso		JPHQ	Sell	1,456,663,741	80,726,996	3/14/16	473,356	—
South Korean Won		CITI	Sell	1,068,305,000,000	891,777,620	3/14/16	30,298,299	—

22	Semiannual Report						franklintempleton.com

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

Forward Exchange Contracts (continued)
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Chilean Peso	CITI	Buy	20,803,900,000	29,039,503		3/16/16	$761,171	$—
Chilean Peso	DBAB	Buy	33,653,465,000	46,814,396		3/16/16	1,392,715	—
Chilean Peso	JPHQ	Buy	18,232,450,000	25,372,182		3/16/16	745,002	—
Euro	CITI	Buy	6,192,249	6,733,736		3/16/16	7,521	—
Euro	CITI	Sell	6,192,249	6,634,995		3/16/16	—	(106,262)
Japanese Yen	CITI	Sell	8,267,822,900	68,829,809		3/16/16	—	(4,533,465)
South Korean Won	CITI	Sell	801,396,000,000	668,833,250		3/16/16	22,628,492	—
South Korean Won	HSBK	Sell	634,137,805,000	523,652,820		3/16/16	12,316,519	—
Chilean Peso	DBAB	Buy	28,491,051,750	40,066,168		3/18/16	737,052	—
Mexican Peso	CITI	Buy	267,082,700	16,761,811		3/18/16	—	(2,052,549)
Mexican Peso	CITI	Sell	267,082,700	14,844,195		3/18/16	134,933	—
Mexican Peso	JPHQ	Buy	1,108,360,000	69,642,476		3/18/16	—	(8,600,865)
Mexican Peso	JPHQ	Sell	1,108,360,000	61,411,110		3/18/16	369,499	—
Chilean Peso	JPHQ	Buy	13,842,935,000	19,582,593		3/21/16	235,921	—
Euro	BZWS	Sell	58,343,508	66,301,562		3/21/16	2,775,060	—
Malaysian Ringgit	HSBK	Buy	116,686,000	30,654,407		3/21/16	—	(2,921,219)
Malaysian Ringgit	HSBK	Sell	116,686,000	27,167,870		3/21/16	—	(565,318)
Japanese Yen	CITI	Sell	25,386,870,000	211,071,785		3/22/16	—	(14,245,724)
Japanese Yen	MSCO	Sell	12,384,230,000	102,949,690		3/22/16	—	(6,964,760)
Euro	BZWS	Sell	4,383,502	4,709,678		3/23/16	—	(63,543)
Mexican Peso	CITI	Buy	1,615,454,200	103,034,301		3/23/16	—	(14,106,097)
Mexican Peso	CITI	Sell	1,615,454,200	89,753,938		3/23/16	825,733	—
Singapore Dollar	HSBK	Buy	240,069,100	171,334,130		3/23/16	—	(682,946)
Euro	BZWS	Sell	87,741,063	98,084,857		3/24/16	2,540,012	—
Japanese Yen	DBAB	Sell	6,258,238,000	52,121,579		3/24/16	—	(3,426,700)
South Korean Won	HSBK	Sell	536,470,000,000	436,089,235		3/25/16	3,626,519	—
Japanese Yen	BZWS	Sell	17,003,283,330	143,540,921		3/28/16	—	(7,403,421)
Malaysian Ringgit	HSBK	Buy	1,102,110,700	259,440,273		3/28/16	6,368,383	(3,916,816)
Malaysian Ringgit	HSBK	Sell	145,031,000	33,751,687		3/28/16	—	(711,671)
South Korean Won	HSBK	Sell	539,018,000,000	436,088,121		3/28/16	1,611,321	—
Euro	BOFA	Buy	453,126,445	493,888,341		3/29/16	—	(380,883)
Euro	BOFA	Sell	856,834,289	946,305,723		3/29/16	13,113,418	—
Euro	CITI	Buy	7,237,832	7,873,849		3/29/16	8,993	—
Euro	CITI	Sell	7,237,832	8,173,720		3/29/16	290,878	—
Indonesian Rupiah	JPHQ	Buy	339,911,000,000	23,962,707		3/29/16	1,328,917	—
Indonesian Rupiah	JPHQ	Sell	339,911,000,000	24,228,305		3/29/16	—	(1,063,320)
Japanese Yen	JPHQ	Sell	8,250,436,116	68,642,091		3/29/16	—	(4,602,799)
Euro	BOFA	Buy	240,642,023	265,043,124		3/30/16	—	(2,947,500)
Euro	BOFA	Sell	240,642,023	266,815,452		3/30/16	4,719,828	—
Euro	BZWS	Buy	151,820,000	165,488,355		3/31/16	—	(128,444)
Euro	BZWS	Sell	151,820,000	170,619,871		3/31/16	5,259,960	—
Euro	GSCO	Buy	102,050,000	111,208,988		3/31/16	—	(57,763)
Euro	GSCO	Sell	102,050,000	112,091,720		3/31/16	940,496	—
Japanese Yen	JPHQ	Sell	2,117,676,000	17,732,638		3/31/16	—	(1,068,617)
Malaysian Ringgit	HSBK	Buy	1,546,040,875	327,523,277	EUR	4/01/16	10,593,910	—
Chilean Peso	BZWS	Buy	36,205,800,000	52,094,676		4/04/16	—	(335,750)
Chilean Peso	MSCO	Buy	46,712,800,000	64,484,815		4/06/16	2,281,935	—
Japanese Yen	JPHQ	Sell	19,563,250,000	163,323,788		4/07/16	—	(10,393,114)
Malaysian Ringgit	HSBK	Buy	848,970,202	179,958,072	EUR	4/07/16	5,626,772	—
Philippine Peso	HSBK	Buy	2,511,000,000	53,628,636		4/07/16	—	(931,152)
Euro	CITI	Buy	108,189,525	117,739,630		4/08/16	126,762	—
Euro	CITI	Sell	108,189,525	120,066,787		4/08/16	2,200,395	—
Malaysian Ringgit	HSBK	Buy	93,511,500	25,008,424		4/11/16	—	(2,797,405)
Malaysian Ringgit	HSBK	Sell	93,511,500	21,739,277		4/11/16	—	(471,742)
Euro	DBAB	Buy	88,000,000	95,807,360		4/13/16	77,971	—
Euro	DBAB	Sell	113,621,500	123,032,769		4/13/16	—	(769,903)
Euro	JPHQ	Buy	34,212,000	37,380,031		4/13/16	—	(102,430)

franklintempleton.com

Semiannual Report 23

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

Forward Exchange Contracts (continued)
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Euro	JPHQ	Sell	34,212,000	38,957,547		4/13/16	$1,679,945	$—
Euro	SCNY	Sell	66,994,000	71,899,636		4/13/16	—	(1,097,431)
Japanese Yen	CITI	Sell	6,890,100,000	57,675,116		4/13/16	—	(3,516,203)
Malaysian Ringgit	HSBK	Buy	848,970,202	175,316,510	EUR	4/13/16	10,609,906	—
Mexican Peso	CITI	Buy	618,239,190	39,896,180		4/13/16	—	(5,920,367)
Mexican Peso	CITI	Sell	618,239,190	34,289,473		4/13/16	313,659	—
Euro	JPHQ	Buy	214,266,000	246,984,418		4/14/16	—	(13,511,933)
Euro	JPHQ	Sell	214,266,000	228,968,933		4/14/16	—	(4,503,553)
Mexican Peso	CITI	Buy	4,653,852,160	237,637,852	EUR	4/14/16	—	(3,202,279)
Chilean Peso	DBAB	Buy	28,491,051,750	38,586,416		4/15/16	2,101,040	—
Malaysian Ringgit	JPHQ	Buy	640,504,128	133,535,730	EUR	4/15/16	6,603,926	—
Euro	HSBK	Buy	117,406,000	133,531,714		4/18/16	—	(5,586,359)
Euro	HSBK	Sell	117,406,000	125,096,093		4/18/16	—	(2,849,262)
Japanese Yen	BZWS	Sell	2,679,000,000	22,623,823		4/18/16	—	(1,171,395)
South Korean Won	HSBK	Sell	1,089,881,500,000	899,534,585		4/18/16	21,478,897	—
Malaysian Ringgit	JPHQ	Buy	1,232,791,836	254,467,208	EUR	4/20/16	15,402,534	—
Chilean Peso	DBAB	Buy	13,453,500,000	18,219,800		4/21/16	981,885	—
Chilean Peso	MSCO	Buy	30,698,485,500	41,947,564		4/21/16	1,867,252	—
Chilean Peso	DBAB	Buy	20,283,160,000	27,513,782		4/22/16	1,432,870	—
South Korean Won	HSBK	Sell	716,275,860,000	579,998,862		4/25/16	3,030,944	—
South Korean Won	HSBK	Sell	199,571,050,000	161,352,330		4/26/16	599,477	—
Chilean Peso	JPHQ	Buy	34,761,320,000	48,009,240		4/27/16	1,576,001	—
Euro	DBAB	Sell	107,566,000	119,097,075		4/27/16	1,843,581	—
Malaysian Ringgit	JPHQ	Buy	19,310,000	5,183,753		4/27/16	—	(599,589)
Malaysian Ringgit	JPHQ	Sell	19,310,000	4,478,200		4/27/16	—	(105,965)
Australian Dollar	JPHQ	Sell	248,603,352	178,000,000		4/28/16	1,063,826	—
Chilean Peso	CITI	Buy	53,031,580,000	72,855,585		4/28/16	2,784,053	—
Chilean Peso	DBAB	Buy	31,595,697,500	43,570,056		4/28/16	1,495,301	—
Chilean Peso	MSCO	Buy	63,378,174,000	87,120,160		4/28/16	3,276,960	—
Euro	DBAB	Sell	175,760,000	194,865,112		4/28/16	3,270,290	—
Indian Rupee	DBAB	Buy	900,181,000	13,128,813		4/28/16	—	(73,188)
Indian Rupee	HSBK	Buy	22,984,769,550	309,531,672	EUR	4/28/16	—	(4,062,669)
Chilean Peso	DBAB	Buy	59,419,576,800	81,760,684		4/29/16	2,982,179	—
Euro	BZWS	Sell	41,793,000	45,678,286		4/29/16	118,653	—
Euro	DBAB	Sell	189,168,918	209,618,078		4/29/16	3,400,133	—
Euro	GSCO	Sell	139,330,000	154,528,116		4/29/16	2,640,869	—
Euro	SCNY	Sell	236,418,000	260,367,143		4/29/16	2,641,748	—
Singapore Dollar	MSCO	Buy	82,778,200	58,841,484		4/29/16	—	(63,716)
South Korean Won	HSBK	Sell	240,632,360,000	194,240,063		5/02/16	439,198	—
Mexican Peso	CITI	Buy	1,132,383,200	67,151,942		5/03/16	—	(5,015,353)
Mexican Peso	CITI	Sell	1,132,383,200	62,721,317		5/03/16	584,728	—
Chilean Peso	DBAB	Buy	21,710,940,000	30,217,035		5/04/16	728,266	—
Euro	BOFA	Sell	119,224,000	132,004,813		5/04/16	2,012,884	—
Chilean Peso	MSCO	Buy	32,887,068,600	46,004,265		5/05/16	865,177	—
Euro	BZWS	Sell	202,926,342	228,205,384		5/05/16	6,943,638	—
Euro	BZWS	Sell	79,210,113	86,404,372		5/06/16	34,207	—
Japanese Yen	BZWS	Sell	6,464,800,000	53,395,003		5/06/16	—	(4,054,004)
Japanese Yen	SCNY	Sell	12,949,800,000	107,272,705		5/06/16	—	(7,804,816)
South Korean Won	JPHQ	Buy	861,667,250,000	91,656,977,981	JPY	5/06/16	—	(120,594,089)
Chilean Peso	DBAB	Buy	35,759,440,000	49,634,867		5/09/16	1,304,022	—
Euro	BZWS	Sell	78,607,000	88,071,283		5/09/16	2,349,744	—
Euro	GSCO	Sell	226,520,861	247,591,831		5/09/16	569,087	—
Malaysian Ringgit	DBAB	Buy	427,337,301	97,356,655	EUR	5/10/16	—	(4,768,087)
South Korean Won	DBAB	Buy	228,000,000,000	24,077,809,341	JPY	5/10/16	—	(30,397,979)
Chilean Peso	MSCO	Buy	44,355,070,000	61,707,109		5/12/16	1,453,703	—
Euro	BZWS	Sell	131,886,000	142,211,355		5/12/16	—	(1,626,456)
Euro	GSCO	Sell	316,018,000	339,861,558		5/12/16	—	(4,794,715)

24 Semiannual Report

franklintempleton.com

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

Forward Exchange Contracts (continued)
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Euro	MSCO	Buy	178,075,514	193,866,360		5/12/16	$346,764	$—
Euro	MSCO	Sell	178,075,514	192,449,769		5/12/16	—	(1,763,354)
Euro	SCNY	Sell	39,305,000	42,211,998		5/12/16	—	(654,911)
Euro	UBSW	Sell	96,724,000	104,476,429		5/12/16	—	(1,012,921)
Japanese Yen	GSCO	Sell	16,608,958,000	135,355,712		5/12/16	—	(12,266,217)
Japanese Yen	SCNY	Sell	12,414,879,000	101,093,012		5/12/16	—	(9,251,561)
South Korean Won	CITI	Sell	1,071,331,000,000	891,776,301		5/12/16	29,137,126	—
South Korean Won	JPHQ	Buy	743,500,000,000	78,469,656,992	JPY	5/12/16	—	(98,776,851)
Chilean Peso	DBAB	Buy	32,485,498,000	45,145,709		5/16/16	1,091,146	—
Euro	GSCO	Sell	305,905,000	330,967,797		5/16/16	—	(2,705,759)
Euro	MSCO	Sell	231,893,680	249,755,291		5/16/16	—	(3,188,560)
Japanese Yen	SCNY	Sell	9,153,053,700	74,882,631		5/16/16	—	(6,480,667)
South Korean Won	CITI	Sell	463,709,000,000	384,610,635		5/16/16	11,263,722	—
Chilean Peso	MSCO	Buy	30,698,485,500	43,007,125		5/17/16	681,091	—
Euro	UBSW	Sell	180,000,000	194,139,000		5/17/16	—	(2,207,395)
South Korean Won	HSBK	Sell	873,223,000,000	719,627,208		5/17/16	16,583,072	—
Australian Dollar	JPHQ	Sell	897,312,000	635,296,896		5/18/16	—	(2,754,182)
Chilean Peso	DBAB	Buy	20,505,700,000	28,656,456		5/18/16	522,554	—
Euro	BZWS	Sell	205,897,795	236,494,207		5/18/16	11,890,285	—
Japanese Yen	BOFA	Sell	42,218,712,250	344,926,938		5/18/16	—	(30,386,868)
Japanese Yen	CITI	Sell	42,148,693,500	356,467,300		5/18/16	—	(18,224,057)
South Korean Won	HSBK	Sell	481,624,500,000	395,796,113		5/18/16	8,042,030	—
Euro	DBAB	Sell	126,551,139	135,356,568		5/19/16	—	(2,696,771)
Euro	UBSW	Sell	59,525,000	63,729,251		5/19/16	—	(1,205,961)
Japanese Yen	BOFA	Sell	42,084,293,750	353,845,778		5/19/16	—	(20,284,722)
Japanese Yen	BZWS	Sell	42,198,117,500	354,725,265		5/19/16	—	(20,417,131)
Japanese Yen	CITI	Sell	13,358,646,000	108,987,893		5/19/16	—	(9,770,828)
Japanese Yen	HSBK	Sell	42,232,203,900	356,736,106		5/19/16	—	(18,709,319)
South Korean Won	CITI	Sell	42,046,450,000	34,184,467		5/19/16	333,777	—
Euro	BZWS	Sell	449,792,000	481,963,373		5/20/16	—	(8,727,292)
Japanese Yen	JPHQ	Sell	9,694,306,000	81,624,919		5/20/16	—	(4,560,402)
Malaysian Ringgit	HSBK	Buy	632,620,000	172,757,312		5/20/16	—	(22,693,740)
Euro	BZWS	Sell	251,880,551	282,490,335		5/23/16	7,677,919	—
Euro	DBAB	Sell	145,693,000	163,251,920		5/23/16	4,294,648	—
Indian Rupee	JPHQ	Buy	41,308,437,210	530,219,376	EUR	5/23/16	18,312,808	—
Malaysian Ringgit	HSBK	Buy	36,030,800	9,731,479		5/23/16	—	(1,185,517)
Chilean Peso	JPHQ	Buy	68,080,850,000	97,105,762		5/24/16	—	(297,449)
Euro	GSCO	Sell	202,057,000	217,174,905		5/24/16	—	(3,285,618)
Malaysian Ringgit	HSBK	Buy	571,500,000	135,715,982		5/24/16	—	(169,527)
South Korean Won	HSBK	Sell	538,788,000,000	436,090,798		5/24/16	2,372,210	—
South Korean Won	JPHQ	Buy	743,500,000,000	77,683,394,456	JPY	5/24/16	—	(92,205,356)
Japanese Yen	HSBK	Sell	2,816,138,000	23,042,302		5/25/16	—	(1,997,915)
Chilean Peso	DBAB	Buy	16,894,600,000	24,198,404		5/26/16	—	(180,623)
Euro	BZWS	Sell	449,846,411	523,969,853		5/26/16	33,116,653	—
Euro	JPHQ	Buy	37,226,387	42,951,805		5/26/16	—	(2,331,961)
Euro	JPHQ	Sell	37,226,387	41,731,338		5/26/16	1,111,494	—
Japanese Yen	BZWS	Sell	12,841,448,000	109,056,883		5/26/16	—	(5,128,804)
Japanese Yen	SCNY	Sell	11,809,161,000	99,621,740		5/26/16	—	(5,384,889)
Mexican Peso	HSBK	Buy	531,511,160	34,084,338		5/26/16	—	(4,974,579)
Chilean Peso	DBAB	Buy	35,424,499,000	50,214,752		5/31/16	116,682	—
Euro	BZWS	Sell	50,325,351	54,886,841		5/31/16	—	(35,997)
Indian Rupee	CITI	Buy	3,154,839,000	40,971,563	EUR	5/31/16	807,359	—
Indian Rupee	DBAB	Buy	37,183,634,938	482,403,152	EUR	5/31/16	10,057,909	—
Malaysian Ringgit	HSBK	Buy	148,382,600	40,103,405		5/31/16	—	(4,919,511)
Mexican Peso	HSBK	Buy	475,193,807	30,072,702		5/31/16	—	(4,058,288)
Mexican Peso	JPHQ	Buy	1,552,000,000	98,430,316		5/31/16	—	(13,466,305)
Mexican Peso	JPHQ	Sell	1,552,000,000	85,561,497		5/31/16	597,487	—

franklintempleton.com

Semiannual Report 25

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

Forward Exchange Contracts (continued)
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
South Korean Won	HSBK	Sell	168,960,283,000	136,483,160		5/31/16	$489,543	$—
Chilean Peso	CITI	Buy	29,155,220,000	41,617,615		6/02/16	—	(202,721)
Chilean Peso	DBAB	Buy	26,203,031,000	37,312,967		6/02/16	—	(91,648)
South Korean Won	HSBK	Sell	481,089,764,000	388,482,209		6/02/16	1,267,491	—
Chilean Peso	DBAB	Buy	36,057,298,500	51,584,118		6/03/16	—	(370,467)
Euro	CITI	Buy	135,293,000	147,493,046		6/03/16	176,585	—
Euro	CITI	Sell	135,293,000	144,155,550		6/03/16	—	(3,514,081)
Euro	BZWS	Sell	165,594,422	184,211,375		6/06/16	3,447,651	—
Euro	DBAB	Sell	327,995,000	360,318,445		6/06/16	5,751,311	(3,473,898)
Euro	HSBK	Buy	406,025,025	462,350,847		6/06/16	—	(19,131,838)
Euro	HSBK	Sell	406,025,025	460,286,209		6/06/16	17,067,201	—
Mexican Peso	CITI	Buy	1,672,699,230	105,184,671		6/06/16	—	(13,660,465)
Mexican Peso	CITI	Sell	1,672,699,230	92,441,391		6/06/16	917,185	—
Euro	GSCO	Sell	102,043,700	116,198,182		6/08/16	4,798,252	—
Japanese Yen	CITI	Sell	28,538,800,000	231,654,189		6/08/16	—	(22,238,481)
Mexican Peso	CITI	Buy	1,670,822,000	104,593,070		6/08/16	—	(13,187,373)
Mexican Peso	CITI	Sell	1,670,822,000	92,323,360		6/08/16	917,663	—
Euro	SCNY	Sell	226,537,356	246,290,281		6/09/16	—	(1,027,375)
Japanese Yen	HSBK	Sell	42,738,600,000	348,133,426		6/09/16	—	(32,101,823)
Japanese Yen	BZWS	Sell	35,594,850,000	286,648,386		6/10/16	—	(30,043,457)
Japanese Yen	CITI	Sell	12,207,090,000	98,384,767		6/10/16	—	(10,223,243)
Japanese Yen	HSBK	Sell	37,908,340,000	305,798,734		6/10/16	—	(31,476,521)
Euro	GSCO	Sell	104,415,800	118,924,375		6/13/16	4,913,097	—
Japanese Yen	DBAB	Sell	12,553,300,000	101,938,350		6/13/16	—	(9,763,537)
Mexican Peso	CITI	Buy	3,568,462,535	215,470,598		6/13/16	—	(20,334,913)
Mexican Peso	CITI	Sell	3,568,462,535	197,114,510		6/13/16	1,978,825	—
Australian Dollar	CITI	Sell	291,266,786	208,447,988		6/14/16	1,578,636	—
Australian Dollar	JPHQ	Sell	432,139,707	312,676,846		6/14/16	5,753,895	—
Euro	DBAB	Sell	129,470,000	142,313,424		6/14/16	940,149	—
Euro	BOFA	Sell	177,095,041	195,169,361		6/15/16	1,785,090	—
Euro	DBAB	Buy	70,474,000	76,779,309		6/15/16	176,901	—
Euro	DBAB	Sell	70,474,000	80,307,942		6/15/16	3,351,732	—
Japanese Yen	CITI	Sell	4,208,470,000	34,312,562		6/16/16	—	(3,139,845)
Japanese Yen	HSBK	Sell	24,745,070,000	206,380,901		6/16/16	—	(13,832,721)
Australian Dollar	CITI	Sell	121,932,400	87,541,367		6/17/16	950,820	—
Japanese Yen	DBAB	Sell	24,707,170,000	204,247,191		6/17/16	—	(15,638,075)
Australian Dollar	CITI	Sell	245,796,300	186,991,993		6/20/16	12,460,874	—
Australian Dollar	JPHQ	Sell	615,570,000	467,051,426		6/20/16	29,957,292	—
Japanese Yen	CITI	Sell	19,533,646,000	161,209,930		6/20/16	—	(12,653,940)
Euro	BZWS	Sell	19,959,932	22,921,487		6/22/16	1,119,812	—
Japanese Yen	DBAB	Sell	24,749,910,000	202,536,088		6/22/16	—	(17,774,275)
Mexican Peso	CITI	Buy	1,314,260,000	83,940,729		6/22/16	—	(12,128,318)
Mexican Peso	CITI	Sell	1,314,260,000	72,556,132		6/22/16	743,720	—
Malaysian Ringgit	HSBK	Buy	167,392,229	43,934,968		6/23/16	—	(4,280,831)
Japanese Yen	BZWS	Sell	11,637,164,000	94,910,095		6/30/16	—	(8,711,334)
Malaysian Ringgit	HSBK	Buy	1,087,896,430	257,880,916		7/05/16	—	(291,394)
Euro	BZWS	Sell	57,908,589	63,467,813		7/06/16	182,054	—
Japanese Yen	DBAB	Sell	10,434,667,000	88,208,114		7/07/16	—	(4,732,285)
Japanese Yen	JPHQ	Sell	19,563,250,000	163,707,835		7/07/16	—	(10,539,819)
Mexican Peso	CITI	Buy	3,482,973,187	215,031,529		7/08/16	—	(24,980,912)
Euro	JPHQ	Sell	117,193,824	130,563,295		7/11/16	2,462,833	—
Mexican Peso	CITI	Buy	922,449,101	56,664,973		7/11/16	—	(6,343,965)
Euro	JPHQ	Sell	34,212,000	39,042,734		7/13/16	1,643,938	—
Malaysian Ringgit	DBAB	Buy	1,263,085,810	265,772,922	EUR	7/13/16	8,443,643	—
Mexican Peso	CITI	Buy	2,168,516,800	109,712,216	EUR	7/14/16	—	(1,670,981)
Euro	CITI	Sell	192,914,073	209,834,566		7/15/16	—	(1,065,280)
Euro	JPHQ	Sell	102,670,589	112,104,989		7/15/16	—	(137,788)

26 Semiannual Report

franklintempleton.com

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

Forward Exchange Contracts (continued)
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen	BZWS	Sell	22,053,780,000	187,627,871		7/15/16	$—	$(8,866,529)
Japanese Yen	JPHQ	Sell	14,336,430,000	121,862,823		7/15/16	—	(5,871,661)
Malaysian Ringgit	HSBK	Buy	702,989,000	167,773,800		7/15/16	—	(1,389,590)
Malaysian Ringgit	JPHQ	Buy	640,504,128	132,716,713	EUR	7/15/16	6,505,058	—
Mexican Peso	DBAB	Buy	3,204,884,515	162,268,526	EUR	7/15/16	—	(2,626,017)
Euro	MSCO	Sell	100,845,000	111,332,880		7/18/16	1,073,254	—
Euro	BZWS	Sell	177,042,000	193,931,807		7/19/16	354,229	—
Japanese Yen	HSBK	Sell	12,607,090,000	107,344,629		7/19/16	—	(5,000,077)
Japanese Yen	SCNY	Sell	10,082,050,000	86,509,271		7/19/16	—	(3,334,217)
Mexican Peso	CITI	Buy	9,976,866,155	503,621,268	EUR	7/19/16	—	(6,780,545)
Mexican Peso	JPHQ	Buy	4,117,023,741	206,462,316	EUR	7/19/16	—	(1,310,437)
Euro	BZWS	Sell	139,061,000	152,468,566		7/21/16	407,760	—
Malaysian Ringgit	HSBK	Buy	773,020,438	159,162,502	EUR	7/21/16	8,873,140	—
Euro	MSCO	Sell	94,240,000	103,018,456		7/22/16	—	(35,299)
Malaysian Ringgit	JPHQ	Buy	213,250,000	5,893,675,550	JPY	7/22/16	—	(2,068,470)
Malaysian Ringgit	JPHQ	Sell	213,250,000	5,884,996,275	JPY	7/22/16	1,991,118	—
Euro	DBAB	Sell	89,314,817	98,491,021		7/25/16	811,874	—
Japanese Yen	CITI	Sell	14,729,205,625	119,751,586		7/25/16	—	(11,535,810)
Euro	BZWS	Sell	69,060,000	76,276,079		7/28/16	739,949	—
Euro	CITI	Buy	23,000,000	25,121,704		7/28/16	35,131	—
Euro	CITI	Sell	97,037,945	107,152,695		7/28/16	1,014,976	—
Euro	GSCO	Sell	236,417,000	260,678,113		7/28/16	2,091,009	—
Euro	BZWS	Sell	8,238,187	9,180,636		7/29/16	169,565	—
Euro	DBAB	Buy	2,245,099	2,602,198		7/29/16	—	(146,470)
Euro	DBAB	Sell	2,245,099	2,512,491		7/29/16	56,762	—
Euro	JPHQ	Sell	236,418,000	263,674,631		7/29/16	5,076,547	—
Japanese Yen	BZWS	Sell	13,069,570,000	106,998,260		7/29/16	—	(9,515,081)
Japanese Yen	DBAB	Sell	13,902,366,365	117,942,603		7/29/16	—	(5,994,999)
Malaysian Ringgit	JPHQ	Buy	6,585,000	1,672,169		7/29/16	—	(114,512)
Malaysian Ringgit	JPHQ	Sell	6,585,000	1,516,757		7/29/16	—	(40,899)
Mexican Peso	CITI	Buy	1,772,466,150	106,208,199		7/29/16	—	(9,667,135)
Euro	BZWS	Sell	21,388,935	23,610,818		8/05/16	208,968	—
Euro	DBAB	Sell	72,100,000	80,292,723		8/05/16	1,407,387	—
Euro	HSBK	Buy	236,418,000	274,717,716		8/05/16	—	(16,050,401)
Euro	HSBK	Sell	236,418,000	260,981,830		8/05/16	2,314,515	—
Euro	MSCO	Sell	8,856,901	9,774,653		8/05/16	84,228	—
Malaysian Ringgit	HSBK	Buy	773,020,438	165,090,645	EUR	8/05/16	2,175,511	—
Mexican Peso	CITI	Buy	2,260,406,280	136,374,436		8/05/16	—	(13,330,766)
Japanese Yen	MSCO	Sell	1,969,700,000	15,906,806		8/08/16	—	(1,659,932)
Malaysian Ringgit	HSBK	Buy	518,518,000	129,338,488		8/08/16	—	(6,735,019)
Malaysian Ringgit	JPHQ	Buy	13,600,000	3,397,452		8/08/16	—	(181,735)
Malaysian Ringgit	JPHQ	Sell	13,600,000	3,130,035		8/08/16	—	(85,683)
Mexican Peso	CITI	Buy	2,526,643,000	150,444,202		8/08/16	—	(12,943,571)
Euro	CITI	Sell	188,712,223	207,272,070		8/10/16	760,636	—
Japanese Yen	CITI	Sell	8,636,095,000	69,909,215		8/10/16	—	(7,117,927)
Malaysian Ringgit	DBAB	Buy	854,674,602	188,426,150	EUR	8/10/16	302,457	(4,429,667)
Mexican Peso	MSCO	Buy	1,342,789,000	79,728,595		8/10/16	—	(6,666,191)
Mexican Peso	MSCO	Sell	1,342,789,000	74,138,085		8/10/16	1,075,681	—
South Korean Won	HSBK	Buy	184,000,000,000	19,360,065,655	JPY	8/10/16	—	(24,676,296)
Euro	DBAB	Sell	226,679,000	250,241,149		8/11/16	2,172,447	—
Euro	JPHQ	Sell	295,609,000	325,317,705		8/11/16	1,814,685	—
South Korean Won	HSBK	Buy	184,161,000,000	19,404,159,817	JPY	8/12/16	—	(24,956,947)
Euro	MSCO	Sell	144,241,714	162,858,271		8/15/16	4,981,578	—
Singapore Dollar	DBAB	Buy	54,530,000	38,767,240		8/15/16	—	(159,379)
Singapore Dollar	DBAB	Sell	54,530,000	38,535,741		8/15/16	—	(72,120)
Euro	MSCO	Sell	144,241,718	161,722,372		8/17/16	3,833,593	—
Mexican Peso	DBAB	Buy	1,413,199,480	83,762,031		8/17/16	—	(6,914,740)

franklintempleton.com

Semiannual Report 27

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

Forward Exchange Contracts (continued)
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Mexican Peso	DBAB	Sell	1,413,199,480	77,924,484		8/17/16	$1,077,193	$—
Mexican Peso	MSCO	Buy	123,499,000	7,341,517		8/17/16	—	(625,860)
Mexican Peso	MSCO	Sell	123,499,000	6,815,054		8/17/16	99,397	—
Singapore Dollar	BZWS	Buy	112,084,000	79,678,681		8/17/16	—	(326,084)
Singapore Dollar	BZWS	Sell	112,084,000	79,230,905		8/17/16	—	(121,692)
Singapore Dollar	DBAB	Buy	95,420,000	68,040,502		8/17/16	—	(485,590)
Singapore Dollar	DBAB	Sell	95,420,000	67,417,953		8/17/16	—	(136,959)
Singapore Dollar	HSBK	Buy	84,114,500	59,804,124		8/17/16	—	(253,215)
Euro	BZWS	Sell	186,465,000	208,742,906		8/18/16	4,628,188	—
Euro	JPHQ	Sell	142,058,430	159,072,768		8/18/16	3,567,894	—
Japanese Yen	DBAB	Sell	9,637,940,000	78,285,951		8/18/16	—	(7,704,849)
South Korean Won	JPHQ	Buy	523,500,000,000	48,229,289,504	JPY	8/19/16	—	(9,283,676)
Euro	JPHQ	Sell	207,184,000	230,775,006		8/22/16	3,945,427	—
Japanese Yen	HSBK	Sell	19,192,069,750	155,754,502		8/22/16	—	(15,507,218)
Japanese Yen	JPHQ	Sell	4,331,618,000	35,148,824		8/22/16	—	(3,504,660)
Mexican Peso	HSBK	Buy	1,789,454,960	105,666,074		8/22/16	—	(8,400,429)
Malaysian Ringgit	HSBK	Buy	1,270,275,000	300,000,000		8/23/16	172,897	—
Japanese Yen	BZWS	Sell	4,322,430,000	35,262,115		8/24/16	—	(3,312,520)
Japanese Yen	DBAB	Sell	4,271,575,000	38,037,177		8/24/16	—	(83,612)
Malaysian Ringgit	HSBK	Buy	1,287,946,288	305,122,921		8/24/16	—	(786,588)
Mexican Peso	DBAB	Buy	1,242,200,000	72,101,460		8/24/16	—	(4,593,391)
Mexican Peso	DBAB	Sell	1,242,200,000	68,461,517		8/24/16	953,448	—
Euro	DBAB	Sell	149,427,000	171,093,915		8/25/16	7,479,180	—
Euro	JPHQ	Sell	204,801,000	234,486,905		8/25/16	10,240,541	—
Euro	SCNY	Sell	211,027,544	245,817,544		8/26/16	14,744,597	—
Japanese Yen	JPHQ	Sell	8,617,736,000	73,148,823		8/26/16	—	(3,764,646)
Euro	JPHQ	Sell	69,055,954	79,428,158		8/29/16	3,803,386	—
Japanese Yen	DBAB	Sell	8,644,374,000	72,672,333		8/29/16	—	(4,489,118)
Japanese Yen	JPHQ	Sell	10,357,462,000	87,038,593		8/29/16	—	(5,414,232)
Mexican Peso	CITI	Buy	1,412,593,600	80,215,423		8/29/16	—	(3,480,254)
Mexican Peso	HSBK	Buy	545,438,860	31,147,822		8/29/16	—	(1,518,392)
Malaysian Ringgit	JPHQ	Buy	227,033,719	53,697,663		8/30/16	—	(65,370)
Euro	BZWS	Sell	411,968,926	456,259,705		8/31/16	5,065,227	—
Euro	DBAB	Sell	60,147,806	68,027,169		8/31/16	2,152,399	—
Euro	GSCO	Sell	305,100,791	337,743,525		8/31/16	3,592,613	—
Japanese Yen	BZWS	Sell	29,025,800,000	258,950,843		8/31/16	—	(163,214)
Japanese Yen	JPHQ	Sell	6,909,339,000	57,818,011		8/31/16	—	(3,861,835)
Philippine Peso	JPHQ	Buy	2,519,000,000	52,761,661		8/31/16	—	(540,217)
Euro	HSBK	Sell	195,181,803	215,642,711		9/01/16	1,867,754	—
Japanese Yen	HSBK	Sell	14,893,097,250	132,265,517		9/01/16	—	(691,655)
Euro	JPHQ	Sell	65,175,000	73,845,556		9/06/16	2,446,992	—
Mexican Peso	CITI	Buy	1,158,913,000	66,352,513		9/06/16	—	(3,441,375)
Mexican Peso	HSBK	Buy	615,247,100	35,222,390		9/06/16	—	(1,823,942)
Australian Dollar	CITI	Sell	289,369,125	208,455,731		9/14/16	3,702,059	—
Malaysian Ringgit	HSBK	Buy	1,647,416,638	390,430,450		9/15/16	—	(1,580,441)
Singapore Dollar	DBAB	Buy	109,530,000	77,406,360		9/19/16	75,748	—
Singapore Dollar	DBAB	Sell	109,530,000	77,332,580		9/19/16	—	(149,528)
Japanese Yen	BZWS	Sell	36,791,550,000	307,211,413		9/20/16	—	(21,530,030)
Mexican Peso	HSBK	Buy	1,303,182,600	73,429,080		9/28/16	—	(2,820,633)
Mexican Peso	HSBK	Buy	603,492,100	34,481,322		9/30/16	—	(1,788,830)
Euro	DBAB	Sell	70,450,000	79,862,120		10/03/16	2,597,471	—
Euro	DBAB	Sell	67,415,000	76,253,107		10/07/16	2,304,631	—
Japanese Yen	JPHQ	Sell	19,563,250,000	164,195,609		10/07/16	—	(10,743,666)
Euro	DBAB	Sell	319,800,000	362,573,250		10/11/16	11,721,213	—
Euro	GSCO	Sell	102,935,000	116,637,707		10/11/16	3,707,894	—
Japanese Yen	HSBK	Sell	38,917,825,000	327,494,635		10/11/16	—	(20,582,026)
Malaysian Ringgit	HSBK	Buy	595,092,417	141,901,523		10/11/16	—	(1,625,631)

28 Semiannual Report

franklintempleton.com

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

Forward Exchange Contracts (continued)
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Mexican Peso	CITI	Buy	1,413,203,530	78,520,032		10/11/16	$—	$(2,036,287)
Euro	JPHQ	Sell	34,536,000	39,513,328		10/13/16	1,620,763	—
Japanese Yen	BZWS	Sell	19,705,372,000	165,863,154		10/13/16	—	(10,395,724)
Japanese Yen	DBAB	Sell	19,434,250,000	163,629,283		10/13/16	—	(10,204,486)
Malaysian Ringgit	JPHQ	Buy	1,260,410,373	262,722,329	EUR	10/17/16	8,709,171	—
Mexican Peso	DBAB	Buy	3,204,884,515	160,690,141	EUR	10/17/16	—	(2,975,922)
Malaysian Ringgit	HSBK	Buy	456,494,923	108,844,760		10/18/16	—	(1,277,887)
Australian Dollar	BOFA	Sell	626,000,000	450,031,400		10/20/16	7,692,670	—
Australian Dollar	JPHQ	Sell	388,000,000	278,684,880		10/20/16	4,519,661	—
Mexican Peso	DBAB	Buy	1,955,968,680	115,158,592		10/21/16	—	(9,391,122)
Mexican Peso	DBAB	Sell	1,955,968,680	107,370,515		10/21/16	1,603,046	—
Japanese Yen	BZWS	Sell	9,218,756,500	77,626,731		10/24/16	—	(4,874,205)
Mexican Peso	CITI	Buy	629,982,970	36,966,493		10/24/16	—	(2,909,459)
Mexican Peso	DBAB	Buy	1,798,400,870	105,371,141		10/24/16	—	(8,149,148)
Mexican Peso	DBAB	Sell	1,798,400,870	98,704,768		10/24/16	1,482,775	—
Euro	BZWS	Sell	280,805,419	312,613,653		10/27/16	4,335,616	—
Malaysian Ringgit	JPHQ	Buy	913,144,316	190,139,368	EUR	10/31/16	6,249,978	—
Euro	DBAB	Sell	11,263,065	12,544,802		11/04/16	175,661	—
Euro	DBAB	Sell	150,605,000	166,028,358		11/07/16	654,703	(42,168)
Japanese Yen	BOFA	Sell	6,474,170,000	53,982,006		11/07/16	—	(3,994,362)
Indonesian Rupiah	JPHQ	Buy	2,084,500,000,000	194,649,360	AUD	11/08/16	9,892,080	—
Euro	DBAB	Sell	70,759,000	77,799,521		11/09/16	75,399	—
Indonesian Rupiah	JPHQ	Buy	1,504,000,000,000	100,000,000		11/09/16	6,279,738	—
Indonesian Rupiah	JPHQ	Buy	2,379,490,000,000	222,174,603	AUD	11/09/16	11,274,982	—
Japanese Yen	CITI	Sell	9,190,446,650	76,357,981		11/09/16	—	(5,950,311)
Mexican Peso	CITI	Buy	666,525,500	39,094,698		11/09/16	—	(3,111,739)
Indonesian Rupiah	JPHQ	Buy	2,379,490,000,000	222,153,861	AUD	11/10/16	11,258,009	—
Euro	CITI	Sell	58,869,509	63,629,109		11/14/16	—	(1,048,767)
Euro	DBAB	Sell	377,328,000	410,842,273		11/14/16	—	(3,714,840)
Euro	JPHQ	Sell	101,421,123	109,607,329		11/14/16	—	(1,820,522)
Indonesian Rupiah	JPHQ	Buy	7,560,000,000,000	500,000,000		11/14/16	33,628,225	—
Indonesian Rupiah	JPHQ	Buy	1,823,573,000,000	170,157,040	AUD	11/14/16	8,598,303	—
Japanese Yen	CITI	Sell	24,889,202,000	204,529,559		11/14/16	—	(18,425,913)
Japanese Yen	HSBK	Sell	6,367,072,000	52,281,250		11/14/16	—	(4,754,470)
Japanese Yen	JPHQ	Sell	9,028,069,000	74,072,817		11/14/16	—	(6,799,900)
Mexican Peso	CITI	Buy	1,341,351,000	77,573,832		11/14/16	—	(5,190,952)
Indonesian Rupiah	JPHQ	Buy	1,393,097,000,000	129,940,957	AUD	11/15/16	6,584,342	—
Japanese Yen	CITI	Sell	12,414,890,000	102,327,550		11/16/16	—	(8,894,301)
Japanese Yen	MSCO	Sell	3,400,000,000	28,010,051		11/16/16	—	(2,449,687)
Euro	DBAB	Sell	102,118,400	110,974,108		11/17/16	—	(1,233,956)
Euro	DBAB	Sell	69,738,000	75,683,165		11/18/16	—	(948,419)
Japanese Yen	DBAB	Sell	10,792,263,000	88,871,291		11/18/16	—	(7,822,780)
Euro	DBAB	Sell	133,816,000	144,394,155		11/21/16	—	(2,668,058)
Japanese Yen	CITI	Sell	15,005,634,000	123,102,949		11/21/16	—	(11,359,746)
Malaysian Ringgit	JPHQ	Buy	903,500,000	24,755,900,000	JPY	11/22/16	—	(9,327,359)
Euro	MSCO	Sell	158,886,676	171,440,591		11/25/16	—	(3,203,352)
Mexican Peso	CITI	Buy	1,775,831,900	104,368,610		11/25/16	—	(8,630,497)
Euro	DBAB	Sell	277,024,466	299,203,045		11/28/16	—	(5,336,165)
Euro	GSCO	Sell	203,544,000	218,229,700		12/02/16	—	(5,571,355)
Australian Dollar	JPHQ	Sell	292,898,937	208,450,022		12/12/16	1,887,738	—
Mexican Peso	CITI	Buy	3,320,321,225	189,931,115		12/13/16	—	(11,213,600)
Australian Dollar	JPHQ	Sell	145,591,540	104,226,071		12/14/16	1,556,903	—
Euro	MSCO	Sell	44,121,607	48,979,396		12/14/16	440,328	—
Malaysian Ringgit	HSBK	Buy	706,409,846	168,325,076		12/15/16	—	(2,357,018)
Mexican Peso	CITI	Buy	194,151,000	10,886,260		12/15/16	—	(437,870)
Euro	CITI	Sell	149,674,000	166,325,233		12/19/16	1,628,505	—
Mexican Peso	CITI	Buy	779,452,510	44,326,112		12/19/16	—	(2,394,175)

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Semiannual Report 29

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

Forward Exchange Contracts (continued)
					Contract			Settlement	Unrealized	Unrealized
Currency		Counterparty[a] Type		Quantity	Amount*			Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen		GSCO	Sell	6,380,360,000	54,460,378			1/10/17	$—	$(2,862,149)
Japanese Yen		JPHQ	Sell	19,563,250,000	166,366,899			1/10/17	—	(9,393,547)
Euro		BZWS	Sell	121,560,662	133,817,624			1/11/17	—	(83,743)
Euro		UBSW	Sell	23,478,000	25,832,843			1/11/17	—	(28,617)
Euro		CITI	Sell	29,000,000	31,967,425			1/13/17	20,476	—
Euro		SCNY	Sell	49,935,936	54,939,517			1/13/17	—	(70,856)
Japanese Yen		CITI	Sell	3,332,090,000	28,614,894			1/17/17	—	(1,332,376)
Japanese Yen		SCNY	Sell	3,331,470,000	28,523,104			1/17/17	—	(1,418,595)
Mexican Peso		MSCO	Buy	5,314,781,020	264,361,069		EUR	1/17/17	—	(6,095,982)
Euro		GSCO	Sell	290,369,000	321,163,559			1/19/17	1,200,382	—
Japanese Yen		JPHQ	Sell	19,676,275,000	169,954,912			1/19/17	—	(6,904,935)
Japanese Yen		DBAB	Sell	25,032,090,000	216,868,876			1/23/17	—	(8,179,124)
Japanese Yen		HSBK	Sell	10,034,848,500	87,106,170			1/23/17	—	(3,110,931)
Euro		BZWS	Sell	94,940,000	104,076,551			1/27/17	—	(577,690)
Euro		GSCO	Sell	53,052,700	58,219,502			1/27/17	—	(261,539)
Japanese Yen		GSCO	Sell	15,371,620,000	131,221,546			1/27/17	—	(7,004,342)
Japanese Yen		JPHQ	Sell	7,902,175,000	67,459,813			1/27/17	—	(3,598,746)
Japanese Yen		HSBK	Sell	17,605,035,074	150,341,888			1/31/17	—	(8,000,929)
Euro		BZWS	Sell	202,258,000	229,183,596			2/08/17	6,108,955	—
Euro		GSCO	Sell	127,740,000	144,192,912			2/09/17	3,299,348	—
Japanese Yen		CITI	Sell	12,481,439,000	108,251,856			2/09/17	—	(4,061,804)
Euro		BOFA	Sell	28,000,000	31,846,080			2/13/17	957,264	—
Euro		BZWS	Sell	150,959,000	172,983,918			2/13/17	6,450,173	—
Euro		GSCO	Sell	171,944,000	195,775,438			2/13/17	6,091,629	—
Euro		GSCO	Sell	74,206,000	84,622,296			2/16/17	2,749,143	—
Euro		SCNY	Sell	140,680,000	160,295,012			2/16/17	5,079,596	—
Japanese Yen		CITI	Sell	56,324,900,000	506,960,963			2/16/17	2,759,137	(2,822,725)
Japanese Yen		GSCO	Sell	26,707,620,290	239,283,448			2/16/17	—	(1,132,766)
Japanese Yen		HSBK	Sell	10,857,850,000	96,372,875			2/16/17	—	(1,367,139)
Euro		BZWS	Sell	324,006,000	363,972,140			2/22/17	6,391,430	—
Japanese Yen		BZWS	Sell	9,408,100,000	85,087,275			2/27/17	348,333	—
Japanese Yen		HSBK	Sell	15,261,456,000	137,811,338			2/27/17	351,103	—
Euro		BOFA	Sell	143,335,694	159,830,766			2/28/17	1,598,896	—
Japanese Yen		BZWS	Sell	42,387,239,840	379,355,080			3/01/17	—	(2,468,008)
Total Forward Exchange Contracts									$848,502,481	$(1,772,871,238)
Net unrealized appreciation (depreciation)										$(924,368,757)

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
*In U.S. dollars unless otherwise indicated.

At February 29, 2016, the Fund had the following interest rate swap contracts outstanding. See Note 1(c).

Interest Rate Swap Contracts
						Notional Expiration			Unrealized	Unrealized
Description				Exchange		Amount		Date	Appreciation	Depreciation
Centrally Cleared Swap Contracts
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 0.926%					LCH	$3,657,620,000		10/17/17	$—	$(17,065,309)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 1.914%					LCH	2,081,160,000		1/22/25	—	(76,029,392)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 1.970%					LCH	2,601,430,000		1/23/25	—	(107,183,878)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 1.973%					LCH	1,535,390,000		1/27/25	—	(63,575,219)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 1.937%					LCH	383,800,000		1/29/25	—	(14,678,435)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 1.942%					LCH	325,000,000		1/30/25	—	(12,523,247)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 1.817%					LCH	514,670,000		2/03/25	—	(14,267,184)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 1.978%					LCH	39,700,000		3/27/25	—	(1,891,855)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 1.985%					LCH	39,700,000		3/27/25	—	(1,918,276)

30	Semiannual Report								franklintempleton.com

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

Interest Rate Swap Contracts (continued)
		Notional	Expiration	Unrealized	Unrealized
Description	Exchange	Amount	Date	Appreciation	Depreciation
Centrally Cleared Swap Contracts (continued)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 2.450%	LCH	$893,410,000	7/22/25	$—	$(74,959,997)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 2.439%	LCH	101,430,000	7/23/25	—	(8,385,158)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 2.400%	CME	798,605,000	7/24/25	—	(63,233,269)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 2.890%	LCH	385,470,000	7/22/45	—	(73,220,874)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 2.861%	LCH	54,025,000	7/24/45	—	(9,886,837)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 2.574%	LCH	1,057,400,000	8/24/45	—	(120,399,233)
Total Interest Rate Swap Contracts				$—	(659,218,163)
Net unrealized appreciation (depreciation)					$(659,218,163)

See Abbreviations on page 45.

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TEMPLETON INCOME TRUST

Financial Statements

Statement of Assets and Liabilities
February 29, 2016 (unaudited)

Templeton Global Bond Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$43,243,265,103
Cost - Non-controlled affiliates (Note 3f)	8,635,607,788
Total cost of investments	$51,878,872,891
Value - Unaffiliated issuers	$39,505,511,124
Value - Non-controlled affiliates (Note 3f)	8,635,607,788
Total value of investments	48,141,118,912
Cash	10,960,000
Restricted cash (Note 1d)	207,106
Foreign currency, at value (cost $199,835,726)	200,368,637
Receivables:
Investment securities sold	35,970,871
Capital shares sold	66,224,354
Interest	594,560,579
Due from brokers	2,185,050,658
Unrealized appreciation on OTC forward exchange contracts	848,502,481
Other assets	38,545
Total assets	52,083,002,143
Liabilities:
Payables:
Investment securities purchased	39,331,439
Capital shares redeemed	146,489,212
Management fees	17,779,514
Distribution fees	5,944,505
Transfer agent fees	13,428,436
Variation margin	17,885,031
Due to brokers	207,106
Unrealized depreciation on OTC forward exchange contracts	1,772,871,238
Deferred tax	26,227,693
Accrued expenses and other liabilities	7,896,572
Total liabilities	2,048,060,746
Net assets, at value	$50,034,941,397
Net assets consist of:
Paid-in capital	$59,517,790,008
Distributions in excess of net investment income	(1,642,691,438)
Net unrealized appreciation (depreciation)	(5,350,933,096)
Accumulated net realized gain (loss)	(2,489,224,077)
Net assets, at value	$50,034,941,397

32 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

TEMPLETON INCOME TRUST
FINANCIAL STATEMENTS

Statement of Assets and Liabilities (continued)
February 29, 2016 (unaudited)

Templeton Global Bond Fund

Class A:
Net assets, at value	$15,996,396,123
Shares outstanding	1,443,176,976
Net asset value per share[a]	$11.08
Maximum offering price per share (net asset value per share ÷ 95.75%)	$11.57
Class C:
Net assets, at value	$5,077,749,825
Shares outstanding	457,037,106
Net asset value and maximum offering price per share[a]	$11.11
Class R:
Net assets, at value	$336,783,245
Shares outstanding	30,386,337
Net asset value and maximum offering price per share	$11.08
Class R6:
Net assets, at value	$3,095,800,648
Shares outstanding	280,348,619
Net asset value and maximum offering price per share	$11.04
Advisor Class:
Net assets, at value	$25,528,211,556
Shares outstanding	2,311,727,726
Net asset value and maximum offering price per share	$11.04

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 33

TEMPLETON INCOME TRUST
FINANCIAL STATEMENTS

Statement of Operations
for the six months ended February 29, 2016 (unaudited)

Templeton Global Bond Fund

Investment income:
Interest	$1,169,972,484
Expenses:
Management fees (Note 3a)	132,700,857
Distribution fees: (Note 3c)
Class A	22,012,281
Class C	18,368,890
Class R	875,244
Transfer agent fees: (Note 3e)
Class A	12,749,545
Class C	4,091,915
Class R	253,473
Class R6	38,399
Advisor Class	21,197,248
Custodian fees (Note 4)	9,546,300
Reports to shareholders	2,052,452
Registration and filing fees	727,245
Professional fees	206,213
Trustees’ fees and expenses	220,266
Other	2,457,303
Total expenses	227,497,631
Expense reductions (Note 4)	(342,620)
Expenses waived/paid by affiliates (Note 3f)	(6,246,120)
Net expenses	220,908,891
Net investment income	949,063,593
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	(2,811,670,335)
Foreign currency transactions	705,960,616
Swap contracts	(109,175,863)
Net realized gain (loss)	(2,214,885,582)
Net change in unrealized appreciation (depreciation) on:
Investments	1,490,080,696
Translation of other assets and liabilities denominated in foreign currencies	(1,187,766,713)
Value recovery instruments	(51,262,943)
Swap contracts	(815,207,500)
Change in deferred taxes on unrealized appreciation	(3,536,225)
Net change in unrealized appreciation (depreciation)	(567,692,685)
Net realized and unrealized gain (loss)	(2,782,578,267)
Net increase (decrease) in net assets resulting from operations	$(1,833,514,674)

34 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

TEMPLETON INCOME TRUST
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Templeton Global Bond Fund

	Six Months Ended
	February 29, 2016	Year Ended
	(unaudited)	August 31, 2015
Increase (decrease) in net assets:
Operations:
Net investment income	$949,063,593	$1,918,862,127
Net realized gain (loss)	(2,214,885,582)	1,533,373,258
Net change in unrealized appreciation (depreciation)	(567,692,685)	(8,215,116,388)
Net increase (decrease) in net assets resulting from operations	(1,833,514,674)	(4,762,881,003)
Distributions to shareholders from:
Net investment income and net foreign currency gains:
Class A	(276,351,455)	(1,426,740,514)
Class C	(77,271,643)	(456,402,157)
Class R	(5,063,127)	(23,094,899)
Class R6	(52,717,731)	(158,468,340)
Advisor Class	(497,563,079)	(2,531,270,279)
Net realized gains:
Class A	—	(48,969,283)
Class C	—	(16,770,582)
Class R	—	(805,892)
Class R6	—	(4,736,424)
Advisor Class	—	(83,506,392)
Total distributions to shareholders	(908,967,035)	(4,750,764,762)
Capital share transactions: (Note 2)
Class A	(2,192,754,878)	(1,838,992,575)
Class C	(819,534,693)	(1,041,771,546)
Class R	(4,065,761)	42,137,606
Class R6	448,596,437	1,214,781,557
Advisor Class	(5,587,758,868)	(1,071,098,074)
Total capital share transactions	(8,155,517,763)	(2,694,943,032)
Net increase (decrease) in net assets	(10,897,999,472)	(12,208,588,797)
Net assets:
Beginning of period	60,932,940,869	73,141,529,666
End of period	$50,034,941,397	$60,932,940,869
Distributions in excess of net investment income included in net assets:
End of period	$(1,642,691,438)	$(1,682,787,996)

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 35

TEMPLETON INCOME TRUST

Notes to Financial Statements (unaudited)

Templeton Global Bond Fund

1. Organization and Significant Accounting Policies

Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Templeton Global Bond Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

Derivative financial instruments (derivatives) listed on an exchange are valued at the official closing price of the day. Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counter-parties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable coun-terparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

c. Derivative Financial Instruments (continued)

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

The Fund invests in value recovery instruments, for which payments may be made based on established benchmarks for an underlying variable. The security has a notional amount, which is used to calculate amounts of payments allocated to holders. Payments are recorded upon receipt as realized gains in the Statement of Operations.

See Note 9 regarding other derivative information.

d. Restricted Cash

At February 29, 2016, the Fund held restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian and is reflected in the Statement of Assets and Liabilities.

e. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required. The tax basis of the Fund’s distributions, which may be a return of capital, is not determined until fiscal year end.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of February 29, 2016, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as interest income in the Statement of Operations.

g. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At February 29, 2016, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	February 29, 2016		August 31, 2015
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	147,486,599	$1,700,000,621	377,413,038	$4,750,325,054
Shares issued in reinvestment of distributions	22,851,805	261,525,197	109,931,692	1,364,258,216
Shares redeemed	(361,640,043)	(4,154,280,696)	(635,235,897)	(7,953,575,845)
Net increase (decrease)	(191,301,639)	$(2,192,754,878)	(147,891,167)	$(1,838,992,575)

Class C Shares:
Shares sold	17,606,320	$203,669,785	55,317,616	$701,305,682
Shares issued in reinvestment of distributions	5,639,913	64,692,915	31,326,424	389,548,262
Shares redeemed	(94,133,888)	(1,087,897,393)	(170,263,829)	(2,132,625,490)
Net increase (decrease)	(70,887,655)	$(819,534,693)	(83,619,789)	$(1,041,771,546)

Class R Shares:
Shares sold	3,629,036	$41,662,115	8,966,710	$113,318,644
Shares issued in reinvestment of distributions	419,491	4,798,938	1,853,136	22,982,186
Shares redeemed	(4,386,538)	(50,526,814)	(7,518,579)	(94,163,224)
Net increase (decrease)	(338,011)	$(4,065,761)	3,301,267	$42,137,606

Class R6 Shares:
Shares sold	61,847,281	$710,920,686	109,633,179	$1,371,591,476
Shares issued in reinvestment of distributions	4,337,310	49,344,695	12,283,169	151,765,750
Shares redeemed	(27,274,282)	(311,668,944)	(25,230,341)	(308,575,669)
Net increase (decrease)	38,910,309	$448,596,437	96,686,007	$1,214,781,557

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TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

2. Shares of Beneficial Interest (continued)

	Six Months Ended		Year Ended
	February 29, 2016		August 31, 2015
	Shares	Amount	Shares	Amount

Advisor Class Shares:
Shares sold	327,764,029	$3,765,327,078	791,183,381	$9,963,311,439
Shares issued in reinvestment of distributions	35,765,524	407,823,265	169,324,719	2,094,752,523
Shares redeemed	(851,508,123)	(9,760,909,211)	(1,058,846,416)	(13,129,162,036)
Net increase (decrease)	(487,978,570)	$(5,587,758,868)	(98,338,316)	$(1,071,098,074)

3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Invest-
ments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees
The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
Annualized Fee Rate	Net Assets
0.650%	Up to and including $200 million
0.585%	Over $200 million, up to and including $700 million
0.550%	Over $700 million, up to and including $1.2 billion
0.525%	Over $1.2 billion, up to and including $1.3 billion
0.475%	Over $1.3 billion, up to and including $35 billion
0.470%	Over $35 billion, up to and including $50 billion
0.465%	Over $50 billion, up to and including $65 billion
0.460%	Over $65 billion, up to and including $80 billion
0.455%	In excess of $80 billion

For the period ended February 29, 2016, the annualized management fee rate was 0.475% of the Fund’s average daily net assets.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to
Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in sub-
sequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs

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TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	0.65%
Class R	0.50%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund shares for the period:

Sales charges retained net of commissions paid to unaffiliated broker/dealers	$727,304
CDSC retained	$228,075

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended February 29, 2016, the Fund paid transfer agent fees of $38,330,580, of which $13,793,285 was retained by Investor Services.

f. Investments in Affiliated Management Investment Companies

The Fund invests in an affiliated management investment company for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment company, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. Prior to September 1, 2013, the waiver was accounted for as a reduction to management fees.

% of Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares Held	Value		Realized	Outstanding
	at Beginning	Gross	Gross	at End	at End Investment		Gain	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)	of Period

Controlled Affiliates
Institutional Fiduciary
Trust Money Market
Portfolio	9,570,839,633 14,537,520,943 (15,472,752,788) 8,635,607,788 $8,635,607,788					$ —	$ —	44.07%

g. Waiver and Expense Reimbursements

Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.01% until December 31, 2016. There were no Class R6 transfer agent fees waived during the period ended February 29, 2016.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended February 29, 2016, the custodian fees were reduced as noted in the Statement of Operations.

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TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

5. Income Taxes

For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At August 31, 2015, the Fund deferred post-October capital losses and late-year ordinary losses of $274,338,493 and $620,355,489, respectively.

At February 29, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$52,193,971,957
Unrealized appreciation	$358,630,007
Unrealized depreciation	(4,411,483,052)
Net unrealized appreciation (depreciation)	$(4,052,853,045)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, bond discounts and premiums, and swaps.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended February 29, 2016, aggregated $11,851,019,036 and $13,488,961,044, respectively.

7. Credit Risk

At February 29, 2016, the Fund had 26.92% of its portfolio invested in high yield securities or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

8. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

9. Other Derivative Information

At February 29, 2016, the Fund’s investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives
Derivative Contracts	Statement of		Statement of
Not Accounted for as	Assets and		Assets and
Hedging Instruments	Liabilities Location	Fair Value	Liabilities Location	Fair Value
Interest rate contracts	Variation margin	$—	Variation margin	$659,218,163	[a]
Foreign exchange contracts	Unrealized appreciation on OTC	848,502,481	Unrealized depreciation on OTC	1,772,871,238
	forward exchange contracts		forward exchange contracts
Value recovery instruments	Investments in securities, at value	205,865,468	Investments in securities, at	—
			value
Totals		$1,054,367,949		$2,432,089,401

aThis amount reflects the cumulative appreciation (depreciation) of centrally cleared swaps contracts as reported in the Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

9. Other Derivative Information (continued)

For the period ended February 29, 2016, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:

					Net Change in
					Unrealized
Derivative Contracts		Net Realized			Appreciation
Not Accounted for as	Statement of	Gain (Loss)		Statement of	(Depreciation)
Hedging Instruments	Operations Locations	for the Period		Operations Locations	for the Period
	Net realized gain (loss) from:			Net change in unrealized
				appreciation (depreciation) on:
Interest rate contracts	Swap contracts	$(109,175,863)		Swap contracts	$(815,207,500)
Foreign exchange contracts	Foreign currency transactions	822,996,387	[a]	Translation of other assets	(1,209,019,972)[a]
				and liabilities denominated
				in foreign currencies
Value recovery instruments	Value recovery instruments	—		Value recovery instruments	(51,262,943)
Totals		$713,820,524			$(2,075,490,415)
[a]Forward exchange contracts are included in net realized gain (loss) from foreign currency transactions and net change in unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies in the Statement of Operations.

For the period ended February 29, 2016, the average month end fair value of derivatives represented 4.95% of average month end net assets. The average month end number of open derivative contracts for the period was 562.

At February 29, 2016, the Fund’s OTC derivative assets and liabilities are as follows:

	Gross and Net Amounts
	of Assets and Liabilities
	Presented in the
	Statement of
	Assets and Liabilities
	Assets[a]	Liabilities[a]
Derivatives
Forward exchange contracts	$848,502,481	$1,772,871,238

[a]Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

At February 29, 2016, the Fund’s OTC derivative assets, which may be offset against the Fund’s OTC derivative liabilities and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the
		Statement of Assets and Liabilities

	Gross and Net
	Amounts of Assets		Financial
	Presented in the	Financial	Instruments	Cash
	Statement of	Instruments	Collateral	Collateral	Net Amount (Not
	Assets and Liabilities	Available for Offset	Received	Received	less than zero)
Counterparty
BOFA	$31,880,050	$(31,880,050)	$—	$—	$—
BZWS	114,260,955	(114,260,955)	—	—	—
CITI	135,450,199	(135,450,199)	—	—	—
DBAB	101,091,029	(101,091,029)	—	—	—
GSCO	37,255,762	(37,255,762)	—	—	—
HSBK	138,565,266	(138,565,266)	—	—	—
JPHQ	242,038,595	(242,038,595)	—	—	—
MSCO	25,494,684	(25,494,684)	—	—	—
SCNY	22,465,941	(22,465,941)	—	—	—
Total	$848,502,481	$(848,502,481)	$—	$—	$—

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TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

9. Other Derivative Information (continued)

At February 29, 2016, the Fund’s OTC derivative liabilities, which may be offset against the Fund’s OTC derivative assets and collateral pledged to the counterparty, are as follows:

		Amounts Not Offset in the
		Statement of Assets and Liabilities

	Gross and Net
	Amounts of Liabilities		Financial
	Presented in the	Financial	Instruments	Cash
	Statement of	Instruments	Collateral	Collateral Net Amount (Not
	Assets and Liabilities	Available for Offset	Pledged	Pledged[a]	less than zero)
Counterparty
BOFA	$57,994,335	$(31,880,050)	$—	$(26,114,285)	$—
BZWS	167,427,824	(114,260,955)	—	(53,166,869)	—
CITI	398,175,815	(135,450,199)	—	(262,725,616)	—
DBAB	192,810,063	(101,091,029)	—	(91,719,034)	—
GSCO	40,477,920	(37,255,762)	—	(3,222,158)	—
HSBK	348,265,936	(138,565,266)	—	(209,700,670)	—
JPHQ	490,885,037	(242,038,595)	—	(248,846,442)	—
MSCO	35,854,096	(25,494,684)	—	(10,359,412)	—
SCNY	36,525,318	(22,465,941)	—	(14,059,377)	—
UBSW	4,454,894	—	—	(4,454,894)	—
Total	$1,772,871,238	$(848,502,481)	$—	$(924,368,757)	$—

aIn some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of over-collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

See Note 1(c) regarding derivative financial instruments.

See Abbreviations on page 45.

10. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Temple-ton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 10, 2017. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. Effective February 12, 2016, the annual commitment fee is 0.15%. These fees are reflected in other expenses in the Statement of Operations. During the period ended February 29, 2016, the Fund did not use the Global Credit Facility.

11. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

• Level 1 – quoted prices in active markets for identical financial instruments

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

11. Fair Value Measurements (continued)

  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepay- ment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of February 29, 2016, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Foreign Government and Agency Securities[a]	$—	$35,535,086,377	$—	$35,535,086,377
Quasi-Sovereign and Corporate Bonds[a]	—	718,263,365	—	718,263,365
Short Term Investments	8,635,607,788	3,252,161,382	—	11,887,769,170
Total Investments in Securities	$8,635,607,788	$39,505,511,124	$—	$48,141,118,912
Other Financial Instruments
Forward Exchange Contracts	$—	$848,502,481	$—	$848,502,481

Liabilities:
Other Financial Instruments
Forward Exchange Contracts	$—	$1,772,871,238	$—	$1,772,871,238
Swap Contracts	—	659,218,163	—	659,218,163
Total Other Financial Instruments	$—	$2,432,089,401	$—	$2,432,089,401

aFor detailed categories, see the accompanying Statement of Investments.

12. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations
Counterparty/Exchange		Currency		Selected Portfolio
BOFA	Bank of America Corp.	AUD	Australian Dollar	FHLB	Federal Home Loan Bank
BZWS	Barclays Bank PLC	BRL	Brazilian Real	FRN	Floating Rate Note
CITI	Citibank N.A.	COP	Colombian Peso	GDP	Gross Domestic Product
CME	Chicago Mercantile Exchange	EUR	Euro	VRI	Value Recovery Instruments
DBAB	Deutsche Bank AG	IDR	Indonesian Rupiah
GSCO	Goldman Sachs Group, Inc.	INR	Indian Rupee
HSBK	HSBC Bank PLC	JPY	Japanese Yen
JPHQ	JPMorgan Chase Bank, N.A.	KRW	South Korean Won
LCH	Clearnet LLC	LKR	Sri Lankan Rupee
MSCO	Morgan Stanley and Co. Inc.	MXN	Mexican Peso
SCNY	Standard Charted Bank	MYR	Malaysian Ringgit
UBSW	UBS AG	PEN	Peruvian Nuevo Sol
		PHP	Philippine Peso
		PLN	Polish Zloty
		SGD	Singapore Dollar

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Semiannual Report 45

TEMPLETON INCOME TRUST

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

46 Semiannual Report

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Semiannual Report and Shareholder Letter
Templeton Global Bond Fund

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN® / 342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2016 Franklin Templeton Investments. All rights reserved.	406 S 04/16

Semiannual Report
and Shareholder Letter
February 29, 2016

Templeton International Bond Fund

A SERIES OF TEMPLETON INCOME TRUST

Sign up for electronic delivery at franklintempleton.com/edelivery

Contents
Semiannual Report
Templeton International Bond Fund	3
Performance Summary	6
Your Fund’s Expenses	9
Financial Highlights and Statement of Investments	10
Financial Statements	27
Notes to Financial Statements	31
Shareholder Information	42

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

2 Semiannual Report

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Semiannual Report

Templeton International Bond Fund

This semiannual report for Templeton International Bond Fund covers the period ended February 29, 2016.

Your Fund’s Goal and Main Investments

The Fund seeks current income with capital appreciation and growth of income. Under normal market conditions, the Fund invests at least 80% of its net assets in “bonds.” The Fund invests predominantly in bonds issued by governments, government-related entities and government agencies located outside of the U.S. Bonds include debt securities of any maturity, such as bonds, notes, bills and debentures.

Performance Overview

For the six months under review, the Fund’s Class A shares had a -1.76% cumulative total return. In comparison, the Fund’s benchmark, the Citigroup Non-USD World Government Bond Index (WGBI), which measures performance of investment-grade, non-U.S. world government bond markets, posted cumulative total returns of +4.59% in local currency terms and +4.27% in U.S. dollar terms for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

Global markets experienced significant volatility during the six-month period, as declines in oil prices and concerns about economic conditions in China and the outlook for growth across the globe appeared to negatively impact markets. However, we believed there was a significant disconnect between market pessimism and the underlying fundamentals. Markets appeared to react as if conditions were worse than the 2008 global financial crisis or the Asian financial crisis of 1997 and 1998, yet

*Figures reflect certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.

**Includes foreign treasury bills, money market funds and net other assets less liabilities.

several emerging market economies were in far better shape, by our assessment, with larger foreign reserves and more diversified, growing economies. Risk aversion initially peaked during the weeks around the start of the reporting period, then began to diminish in October and November, leading to a recovery in risk asset pricing. However, volatility returned in late December and resurged over the first couple of weeks of the new year, leading to further declines in several risk assets as oil prices dropped below $30 per barrel. Risk aversion relented a bit at the end of January before returning again in early February. However, over the final weeks of February, risk appetites returned and several risk assets rallied, creating a positive trend for global markets as the period came to a close.

After postponing action in September and October, the U.S. Federal Reserve raised its policy rate 25 basis points (0.25%) at its December meeting, marking the first increase in the federal funds rate since 2006 and the first non-zero rate policy since 2008. Despite the move toward tightening policy, the Federal Open Market Committee stressed that U.S. monetary policy would remain highly accommodative and that the pace of future increases would be gradual. Although bond yields initially shifted higher across much of Europe, Asia ex-Japan and Latin America in December, they subsequently declined during the first two months of 2016. The yield on the 10-year U.S. Treasury note began the period at 2.21% and finished the period at 1.74%. Additionally, yields across much of Europe declined

1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the
Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 14.

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Semiannual Report 3

TEMPLETON INTERNATIONAL BOND FUND

Geographic Breakdown*

Based on Total Net Assets as of 2/29/16

*Figures reflect certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.

**The Fund’s euro area investments were in Ireland, Portugal and Slovenia.

substantially; the yield on the 10-year German bund was 0.80% at the start of the period and dropped to 0.11% by the end of Febru-ary. The Bank of Japan introduced a negative interest rate policy in January, and 10-year Japan government bond yields dropped to -0.07% by period-end from 0.38% on August 31, 2015.

A vast number of currencies across developed and emerging markets depreciated against the U.S. dollar during the period, with only a few select currencies appreciating, most notably the Indonesian rupiah and the Japanese yen. Emerging markets were often regarded by investors as being in near-crisis condition, particularly during the volatility in January and February. Several emerging market currencies stood out as excessively depreciated, in our view. We were focused on the opportunity sets in several currencies and believed that fears of a systemic crisis across the emerging markets asset class were exaggerated. Most commodity exporters and emerging markets with poor macro fundamentals remained vulnerable, but we observed several other emerging market countries that we believed had sound policies and stronger underlying fundamentals than markets were indicating. We observed a subset of compelling valuations across specific currencies and select areas of the local currency bond markets.

Additionally, we continued to believe that fears of global deflation were unwarranted and that markets were overestimating the extent to which lower headline inflation reflected structurally weaker global demand. Supply factors were the main driver behind falling energy and commodity prices, by our assessment, which in turn have pushed headline inflation lower. These are short-term effects, and their disinflationary impact should wane as commodity prices stabilize, in our opinion. The belief that inflation had become structurally lower appeared to make several investors complacent on taking interest rate risk in what we believed was a vulnerable part of the yield cycle. Underlying inflation in the U.S. was not adequately priced into bond yields during the period, in our assessment, and we were wary of the lack of inflation being priced into bond yields across the globe. In our view, there were more risks of inflation moving up than down, yet markets appeared to price in deflation and downside risks.

Investment Strategy

We invest selectively in non-U.S. bonds around the world based upon our assessment of changing market, political and economic conditions. While seeking opportunities, we monitor various factors including changes in interest rates, currency exchange rates and credit risks. We seek to manage the Fund’s exposure to various currencies and may use currency forward contracts.

What is a currency forward contract?
A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date.

Manager’s Discussion

On the whole, we continued to position our strategies for rising rates by maintaining low portfolio duration and aiming at a negative correlation with U.S. Treasury returns. We also continued to actively seek select duration exposures that we believe offer positive real yields without undue interest rate risk, favoring countries that we believe have solid underlying fundamentals and prudent fiscal, monetary and financial policies. During the period, we shifted out of markets where we had previously held contrarian positions to reallocate to positions that, in our view, had fundamentally attractive valuations for the medium term. We also maintained our exposures to several of our strongest investment convictions and added to those types of positions as prices became cheaper during periods of heightened volatility. Despite the persistence of volatility during the period, we remained encouraged by the vast set of fundamentally attractive valuations across the global bond and currency markets. We favored currencies in countries where inflation was picking up and growth remained healthy yet the local currencies remained fundamentally undervalued, by our assessment. We were positioned for depreciation of the euro and yen, a rise in U.S. Treasury yields and currency appreciation in select emerging markets. During the period, we used currency forward contracts to actively manage exposure to currencies. We also used interest rate swaps to tactically manage duration exposures.

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TEMPLETON INTERNATIONAL BOND FUND

Currency Breakdown*
2/29/16
% of Total
Net Assets
Americas	123.6%
U.S. Dollar	91.4%
Mexican Peso	19.2%
Brazilian Real	10.5%
Chilean Peso	2.4%
Colombian Peso	0.1%
Asia Pacific	6.9%
Malaysian Ringgit	14.7%
Indonesian Rupiah	9.2%
Indian Rupee	6.5%
Philippine Peso	1.4%
Singapore Dollar	0.9%
South Korean Won	0.9%
Sri Lankan Rupee	0.2%
Australian Dollar	-4.7%
Japanese Yen	-22.2%
Europe	-30.5%
Polish Zloty	2.1%
Euro	-32.6%

*Figures reflect certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.

What is duration?
Duration is a measure of a bond’s price sensitivity to interest rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest rate changes than a portfolio with a higher duration.

What is an interest rate swap?
An interest rate swap is an agreement between two parties to exchange interest rate payment obligations, generally one
based on an interest rate fixed to maturity and the other based on an interest rate that changes in accordance with changes in a designated benchmark (for example, LIBOR, prime, commercial
paper, or other benchmarks).

During the period the Fund’s negative absolute performance was primarily attributable to currency positions followed by interest rate strategies. Sovereign credit exposures had a largely neutral effect on absolute return. Among currencies, the Fund’s currency positions in Latin America detracted from absolute performance. However, the Fund’s net-negative position in the euro, through the use of currency forward contracts, contributed to absolute return, as did the Fund’s currency positions in Asia ex-Japan. The

Fund maintained a defensive approach regarding interest rates in developed and emerging markets. Negative duration exposure to U.S. Treasuries detracted from absolute performance.

On a relative basis, the Fund’s underperformance was primarily attributable to interest rate strategies. Currency positions and sovereign credit exposures had a largely neutral effect on relative results. Underweighted duration exposure to U.S. Treasuries detracted from relative return as did underweighted duration exposures in Europe and Japan. Among currencies, the Fund’s underweighted position in the Japanese yen detracted from relative performance as did overweighted currency positions in Latin America. However, underweighted positioning in the euro contributed to relative performance, as did overweighted currency positions in Asia ex-Japan.

Thank you for your continued participation in Templeton International Bond Fund. We look forward to serving your future investment needs.

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of February 29, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Semiannual Report 5

TEMPLETON INTERNATIONAL BOND FUND

Performance Summary as of February 29, 2016

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value

Share Class (Symbol)	2/29/16	8/31/15		Change
A (TBOAX)	$9.76	$10.03	-$	0.27
C (FCNBX)	$9.77	$10.04	-$	0.27
R (N/A)	$9.76	$10.03	-$	0.27
Advisor (FIBZX)	$9.76	$10.04	-$	0.28

Distributions[1] (9/1/15–2/29/16)

	Dividend
Share Class	Income
A	$0.0951
C	$0.0747
R	$0.0815
Advisor	$0.1066

See page 8 for Performance Summary footnotes.

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TEMPLETON INTERNATIONAL BOND FUND
PERFORMANCE SUMMARY

Performance as of 2/29/162

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/Advisor Class: no sales charges.

				Average Annual
	Cumulative	Average Annual	Value of $10,000	Total Return	Total Annual Operating Expenses[7]
Share Class	Total Return[3]	Total Return[4]	Investment[5]	(3/31/16)[6]	(with waiver)	(without waiver)
A					1.01%	1.15%
6-Month	-1.76%	-5.98%	$9,402
1-Year	-8.00%	-11.89%	$8,811	-7.79%
5-Year	-0.86%	-1.03%	$9,496	-0.59%
Since Inception (12/3/07)	+38.32%	+3.47%	$13,249	+3.88%
C					1.40%	1.54%
6-Month	-1.96%	-2.93%	$9,707
1-Year	-8.34%	-9.24%	$9,076	-4.96%
5-Year	-2.58%	-0.52%	$9,742	-0.09%
Since Inception (12/3/07)	+34.51%	+3.66%	$13,451	+4.07%
R					1.26%	1.40%
6-Month	-1.89%	-1.89%	$9,811
1-Year	-8.30%	-8.30%	$9,170	-3.79%
5-Year	-1.89%	-0.38%	$9,811	+0.07%
Since Inception (12/3/07)	+35.98%	+3.80%	$13,598	+4.22%
Advisor					0.76%	0.90%
6-Month	-1.74%	-1.74%	$9,826
1-Year	-7.84%	-7.84%	$9,216	-3.39%
5-Year	+0.49%	+0.10%	$10,049	+0.57%
Since Inception (12/3/07)	+41.53%	+4.31%	$14,153	+4.72%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

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Semiannual Report 7

TEMPLETON INTERNATIONAL BOND FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Currency rates may fluctuate significantly over short periods of time and can reduce returns. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio that may result in significant volatility and cause the Fund to participate in losses (as well as enable gains) on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits and may realize losses when a counterparty fails to perform as promised. Foreign securities involve special risks, including currency fluctuations and economic and political uncertainties. Investments in emerging markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size and lesser liquidity. Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a government entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due. Investments in lower rated bonds include higher risk of default and loss of principal. Changes in interest rates will affect the value of the Fund’s portfolio and its share price and yield. Bond prices generally move in the opposite direction of interest rates. As prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The markets for particular securities or types of securities are or may become relatively illiquid. Reduced liquidity will have an adverse impact on the security’s value and on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific market event. The Fund is also nondiversified, which involves the risk of greater price fluctuation than a more diversified portfolio. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Class R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
2. The Fund has an expense reduction contractually guaranteed through at least 12/31/16 and a fee waiver associated with any investment in a Franklin Templeton money fund, contractually guaranteed through at least 12/31/16. Fund investment results reflect the expense reduction and fee waiver, to the extent applicable; without these reduc-
tions, the results would have been lower.
3. Cumulative total return represents the change in value of an investment over the periods indicated.
4. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
5. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
6. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
7. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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TEMPLETON INTERNATIONAL BOND FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operat- ing expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1. Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2. Multiply the result by the number under the heading “Expenses Paid During Period.”

If Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 9/1/15	Value 2/29/16	Period* 9/1/15–2/29/16
A
Actual	$1,000	$982.40	$4.88
Hypothetical (5% return before expenses)	$1,000	$1,019.94	$4.97
C
Actual	$1,000	$980.40	$6.80
Hypothetical (5% return before expenses)	$1,000	$1,018.00	$6.92
R
Actual	$1,000	$981.10	$6.11
Hypothetical (5% return before expenses)	$1,000	$1,018.70	$6.22
Advisor
Actual	$1,000	$982.60	$3.65
Hypothetical (5% return before expenses)	$1,000	$1,021.18	$3.72
*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 0.99%; C: 1.38%;
R: 1.24%; and Advisor: 0.74%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

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T E M P L E T O N I N C O M E T R U S T

Financial Highlights
Templeton International Bond Fund
	Six Months Ended		Year Ended August 31,
February 29, 2016
	(unaudited)	2015	2014	2013	2012	2011
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.03	$11.86	$11.30	$11.70	$12.06	$11.35
Income from investment operations[a]:
Net investment income[b]	0.15	0.30	0.26	0.26	0.27	0.37
Net realized and unrealized gains (losses)	(0.32)	(1.68)	0.61	(0.14)	(0.12)	0.80
Total from investment operations	(0.17)	(1.38)	0.87	0.12	0.15	1.17
Less distributions from:
Net investment income and net foreign currency gains	(0.10)	(0.45)	(0.31)	(0.46)	(0.45)	(0.43)
Net realized gains	—	—	—	(—)[c]	(0.06)	(0.03)
Tax return of capital	—	—	—	(0.06)	—	—
Total distributions	(0.10)	(0.45)	(0.31)	(0.52)	(0.51)	(0.46)
Net asset value, end of period	$9.76	$10.03	$11.86	$11.30	$11.70	$12.06

Total return[d]	(1.76)%	(11.90)%	7.77%	0.89%	1.45%	10.48%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	1.12%	1.17%	1.14%	1.13%	1.23%	1.26%
Expenses net of waiver and payments by affiliates	0.99%[f]	1.04%[f]	1.04%[f]	1.04%	1.04%	1.04%
Net investment income	2.99%	2.72%	2.23%	2.14%	2.39%	3.04%

Supplemental data
Net assets, end of period (000’s)	$111,043	$84,779	$141,831	$127,365	$145,916	$112,336
Portfolio turnover rate	37.33%	43.49%	33.45%	43.53%	33.95%	16.91%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

10 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

TEMPLETON INCOME TRUST
FINANCIAL H IGHLIGHTS

Templeton International Bond Fund (continued)
	Six Months Ended		Year Ended August 31,
	February 29, 2016
	(unaudited)	2015	2014	2013	2012	2011
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.04	$11.87	$11.31	$11.71	$12.08	$11.36
Income from investment operations[a]:
Net investment income[b]	0.13	0.26	0.22	0.21	0.23	0.33
Net realized and unrealized gains (losses)	(0.33)	(1.68)	0.61	(0.13)	(0.13)	0.81
Total from investment operations	(0.20)	(1.42)	0.83	0.08	0.10	1.14
Less distributions from:
Net investment income and net foreign currency gains	(0.07)	(0.41)	(0.27)	(0.42)	(0.41)	(0.39)
Net realized gains	—	—	—	(—)[c]	(0.06)	(0.03)
Tax return of capital	—	—	—	(0.06)	—	—
Total distributions	(0.07)	(0.41)	(0.27)	(0.48)	(0.47)	(0.42)
Net asset value, end of period	$9.77	$10.04	$11.87	$11.31	$11.71	$12.08

Total return[d]	(1.96)%	(12.20)%	7.38%	0.58%	1.01%	10.17%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	1.51%	1.51%	1.49%	1.48%	1.58%	1.61%
Expenses net of waiver and payments by affiliates	1.38%[f]	1.38%[f]	1.39%[f]	1.39%	1.39%	1.39%
Net investment income	2.60%	2.38%	1.88%	1.79%	2.04%	2.69%

Supplemental data
Net assets, end of period (000’s)	$13,489	$15,559	$23,990	$27,270	$24,817	$23,383
Portfolio turnover rate	37.33%	43.49%	33.45%	43.53%	33.95%	16.91%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 11

TEMPLETON INCOME TRUST
FINANCIAL H IGHLIGHTS

Templeton International Bond Fund (continued)
	Six Months Ended		Year Ended August 31,
February 29, 2016
	(unaudited)	2015	2014	2013	2012	2011
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.03	$11.87	$11.31	$11.71	$12.08	$11.35
Income from investment operations[a]:
Net investment income[b]	0.13	0.28	0.24	0.23	0.25	0.34
Net realized and unrealized gains (losses)	(0.32)	(1.70)	0.61	(0.13)	(0.13)	0.82
Total from investment operations	(0.19)	(1.42)	0.85	0.10	0.12	1.16
Less distributions from:
Net investment income and net foreign currency gains	(0.08)	(0.42)	(0.29)	(0.44)	(0.43)	(0.40)
Net realized gains	—	—	—	(—)[c]	(0.06)	(0.03)
Tax return of capital	—	—	—	(0.06)	—	—
Total distributions	(0.08)	(0.42)	(0.29)	(0.50)	(0.49)	(0.43)
Net asset value, end of period	$9.76	$10.03	$11.87	$11.31	$11.71	$12.08

Total return[d]	(1.89)%	(12.16)%	7.55%	0.71%	1.17%	10.34%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	1.37%	1.37%	1.34%	1.33%	1.43%	1.46%
Expenses net of waiver and payments by affiliates	1.24%[f]	1.24%[f]	1.24%[f]	1.24%	1.24%	1.24%
Net investment income	2.74%	2.52%	2.03%	1.94%	2.19%	2.84%

Supplemental data
Net assets, end of period (000’s)	$939	$1,001	$1,558	$1,452	$825	$793
Portfolio turnover rate	37.33%	43.49%	33.45%	43.53%	33.95%	16.91%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

12 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

TEMPLETON INCOME TRUST
FINANCIAL H IGHLIGHTS

Templeton International Bond Fund (continued)
	Six Months Ended		Year Ended August 31,
February 29, 2016
	(unaudited)	2015	2014	2013	2012	2011
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.04	$11.87	$11.31	$11.71	$12.07	$11.36
Income from investment operations[a]:
Net investment income[b]	0.16	0.33	0.30	0.29	0.31	0.39
Net realized and unrealized gains (losses)	(0.33)	(1.68)	0.60	(0.14)	(0.13)	0.81
Total from investment operations	(0.17)	(1.35)	0.90	0.15	0.18	1.20
Less distributions from:
Net investment income and net foreign currency gains	(0.11)	(0.48)	(0.34)	(0.49)	(0.48)	(0.46)
Net realized gains	—	—	—	(—)[c]	(0.06)	(0.03)
Tax return of capital	—	—	—	(0.06)	—	—
Total distributions	(0.11)	(0.48)	(0.34)	(0.55)	(0.54)	(0.49)
Net asset value, end of period	$9.76	$10.04	$11.87	$11.31	$11.71	$12.07

Total return[d]	(1.74)%	(11.63)%	8.09%	1.17%	1.76%	10.80%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	0.87%	0.87%	0.84%	0.83%	0.93%	0.96%
Expenses net of waiver and payments by affiliates	0.74%[f]	0.74%[f]	0.74%[f]	0.74%	0.74%	0.74%
Net investment income	3.24%	3.02%	2.53%	2.44%	2.69%	3.34%

Supplemental data
Net assets, end of period (000’s)	$294,418	$307,449	$355,214	$251,785	$149,399	$109,055
Portfolio turnover rate	37.33%	43.49%	33.45%	43.53%	33.95%	16.91%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 13

TEMPLETON INCOME TRUST

Statement of Investments, February 29, 2016 (unaudited)

Templeton International Bond Fund

		Principal
		Amount*		Value

	Foreign Government and Agency Securities 59.8%
	Brazil 10.0%
	Letra Tesouro Nacional, Strip,
	7/01/16	120[a]	BRL $	28,585
	10/01/16	2,690	[a] BRL	619,274
	1/01/17	9,060	[a] BRL	2,019,097
	1/01/18	6,330	[a] BRL	1,230,351
	1/01/19	20,040	[a] BRL	3,357,393
	7/01/19	36,050	[a] BRL	5,603,697
	Nota Do Tesouro Nacional,
	10.00%, 1/01/17	3,065	[a] BRL	740,346
	10.00%, 1/01/21	33,515	[a] BRL	6,921,599
	10.00%, 1/01/23	8,380	[a] BRL	1,624,291
	10.00%, 1/01/25	21,890	[a] BRL	4,031,302
	10.00%, 1/01/27	5,750	[a] BRL	1,012,440
	[b] Index Linked, 6.00%, 5/15/17	9	[a] BRL	6,376
	[b] Index Linked, 6.00%, 5/15/19	5,271	[a] BRL	3,682,573
	[b] Index Linked, 6.00%, 8/15/20	310	[a] BRL	215,394
	[b] Index Linked, 6.00%, 8/15/22	6,599	[a] BRL	4,435,936
	[b] Index Linked, 6.00%, 5/15/23	7,729	[a] BRL	5,149,849
	[b] Index Linked, 6.00%, 8/15/24	630	[a] BRL	418,395
	senior note, 10.00%, 1/01/19	4,660	[a] BRL	1,039,349
				42,136,247
	Colombia 0.1%
	Titulos De Tesoreria B,
	5.00%, 11/21/18	440,000,000	COP	125,507
	7.75%, 9/18/30	153,000,000	COP	40,957
	senior bond, 7.00%, 5/04/22	115,000,000	COP	32,381
	senior bond, 10.00%, 7/24/24	77,000,000	COP	25,167
	senior note, 7.00%, 9/11/19	153,000,000	COP	45,121
	senior note, B, 11.00%, 7/24/20	153,000,000	COP	51,332
				320,465
	Hungary 1.2%
	Government of Hungary,
	5.375%, 2/21/23	130,000		143,254
	senior note, 6.25%, 1/29/20	2,014,000		2,243,435
	senior note, 6.375%, 3/29/21	2,452,000		2,786,011
				5,172,700
	India 3.9%
	Government of India,
	senior bond, 7.80%, 5/03/20	103,000,000	INR	1,517,976
	senior bond, 8.35%, 5/14/22	30,400,000	INR	455,356
	senior bond, 8.33%, 7/09/26	144,000,000	INR	2,140,323
	senior bond, 8.15%, 11/24/26	125,000,000	INR	1,838,831
	senior bond, 8.28%, 9/21/27	93,100,000	INR	1,383,375
	senior bond, 8.60%, 6/02/28	106,800,000	INR	1,623,257
	senior note, 7.28%, 6/03/19	4,000,000	INR	58,145
	senior note, 8.12%, 12/10/20	77,300,000	INR	1,149,833
	senior note, 7.16%, 5/20/23	19,100,000	INR	267,443
	senior note, 8.83%, 11/25/23	257,900,000	INR	3,956,565

14	Semiannual Report	franklintempleton.com

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

	Principal
	Amount*		Value

Foreign Government and Agency Securities (continued)
India (continued)
Government of India, (continued)
senior note, 9.15%, 11/14/24	139,000,000	INR $	2,190,119
			16,581,223
Indonesia 6.8%
Government of Indonesia,
7.875%, 4/15/19	6,976,000,000	IDR	521,426
6.125%, 5/15/28	159,000,000	IDR	9,659
8.375%, 3/15/34	55,620,000,000	IDR	4,013,856
FR31, 11.00%, 11/15/20	15,746,000,000	IDR	1,308,401
FR34, 12.80%, 6/15/21	9,984,000,000	IDR	892,856
FR35, 12.90%, 6/15/22	2,105,000,000	IDR	192,210
FR39, 11.75%, 8/15/23	1,040,000,000	IDR	91,677
FR40, 11.00%, 9/15/25	1,060,000,000	IDR	91,557
FR42, 10.25%, 7/15/27	6,831,000,000	IDR	570,868
FR43, 10.25%, 7/15/22	861,000,000	IDR	70,344
FR44, 10.00%, 9/15/24	686,000,000	IDR	55,918
FR46, 9.50%, 7/15/23	49,590,000,000	IDR	3,922,663
FR47, 10.00%, 2/15/28	4,555,000,000	IDR	374,701
FR48, 9.00%, 9/15/18	1,730,000,000	IDR	132,675
FR52, 10.50%, 8/15/30	7,100,000,000	IDR	611,401
FR61, 7.00%, 5/15/22	3,930,000,000	IDR	276,264
senior bond, 5.625%, 5/15/23	3,311,000,000	IDR	211,395
senior bond, 7.00%, 5/15/27	106,000,000	IDR	7,041
senior bond, 9.00%, 3/15/29	993,000,000	IDR	76,116
senior bond, FR53, 8.25%, 7/15/21	7,030,000,000	IDR	533,453
senior bond, FR56, 8.375%, 9/15/26	56,454,000,000	IDR	4,264,027
senior bond, FR70, 8.375%, 3/15/24	135,876,000,000	IDR	10,161,229
senior note, 5.25%, 5/15/18	2,076,000,000	IDR	147,720
			28,537,457
Lithuania 0.2%
Government of Lithuania,
[c] 144A, 7.375%, 2/11/20	430,000		508,770
[d] Reg S, 7.375%, 2/11/20	190,000		224,805
			733,575
Malaysia 7.9%
Government of Malaysia,
3.314%, 10/31/17	54,150,000	MYR	12,931,097
senior bond, 4.262%, 9/15/16	11,794,000	MYR	2,826,689
senior bond, 3.814%, 2/15/17	5,795,000	MYR	1,389,725
senior note, 3.172%, 7/15/16	29,655,000	MYR	7,063,673
senior note, 3.394%, 3/15/17	12,827,000	MYR	3,064,570
senior note, 4.012%, 9/15/17	23,610,000	MYR	5,696,664
			32,972,418
Mexico 7.2%
Government of Mexico,
7.75%, 12/14/17	2,893,110	[e] MXN	16,916,601
senior note, 8.50%, 12/13/18	2,140,100	[e] MXN	12,905,084
[f] Mexican Udibonos, Index Linked, 4.00%, 6/13/19	38,527	[g] MXN	224,245
			30,045,930

franklintempleton.com

Semiannual Report 15

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

	Principal
	Amount*		Value

Foreign Government and Agency Securities (continued)
Philippines 0.5%
Government of the Philippines,
senior bond, 9.125%, 9/04/16	9,010,000	PHP $	195,512
senior note, 1.625%, 4/25/16	87,490,000	PHP	1,841,084
senior note, 2.875%, 5/22/17	2,170,000	PHP	45,903
senior note, 5.875%, 1/31/18	520,000	PHP	11,356
senior note, 5-72, 2.125%, 5/23/18	3,120,000	PHP	64,124
			2,157,979
Poland 2.1%
Government of Poland,
4.75%, 10/25/16	6,720,000	PLN	1,719,667
4.75%, 4/25/17	2,660,000	PLN	691,663
5.75%, 9/23/22	1,500,000	PLN	450,638
[h] FRN, 1.75%, 1/25/17	12,579,000	PLN	3,159,843
[h] FRN, 1.75%, 1/25/21	10,800,000	PLN	2,664,167
			8,685,978
Portugal 3.2%
Government of Portugal,
[c] 144A, 5.125%, 10/15/24	4,060,000		4,035,396
[d] Reg S, 3.875%, 2/15/30	7,920,000	EUR	9,111,463
[d] senior bond, Reg S, 4.95%, 10/25/23	40,100	EUR	50,834
[d] senior bond, Reg S, 5.65%, 2/15/24	101,100	EUR	132,533
			13,330,226
Serbia 0.5%
[c] Government of Serbia, senior note, 144A,
5.25%, 11/21/17	520,000		539,874
4.875%, 2/25/20	770,000		786,971
7.25%, 9/28/21	710,000		799,496
			2,126,341
Slovenia 0.3%
[c] Government of Slovenia, senior note, 144A, 5.50%, 10/26/22	1,300,000		1,465,984
South Korea 11.1%
Korea Monetary Stabilization Bond, senior note,
2.80%, 4/02/16	2,739,900,000	KRW	2,213,085
2.79%, 6/02/16	7,721,900,000	KRW	6,250,898
1.62%, 6/09/16	184,800,000	KRW	149,155
2.46%, 8/02/16	2,476,000,000	KRW	2,006,010
1.56%, 8/09/16	2,516,800,000	KRW	2,031,377
1.52%, 9/09/16	430,000,000	KRW	347,023
2.22%, 10/02/16	1,872,300,000	KRW	1,517,274
1.53%, 10/08/16	1,097,400,000	KRW	885,736
1.61%, 11/09/16	3,656,600,000	KRW	2,953,139
2.07%, 12/02/16	5,757,800,000	KRW	4,666,951
1.57%, 1/09/17	330,900,000	KRW	267,220
1.96%, 2/02/17	1,863,700,000	KRW	1,510,652
1.70%, 8/02/17	1,773,000,000	KRW	1,435,443
1.56%, 10/02/17	8,429,200,000	KRW	6,812,328

16 Semiannual Report

franklintempleton.com

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

	Principal
	Amount*		Value

Foreign Government and Agency Securities (continued)
South Korea (continued)
Korea Treasury Bond, senior note,
4.00%, 3/10/16	168,800,000	KRW $	136,273
2.75%, 6/10/16	5,404,500,000	KRW	4,375,737
5.00%, 9/10/16	16,000,000	KRW	13,148
3.00%, 12/10/16	5,676,900,000	KRW	4,634,691
2.00%, 12/10/17	5,419,100,000	KRW	4,413,942
			46,620,082
Sri Lanka 0.2%
Government of Sri Lanka,
8.25%, 3/01/17	870,000	LKR	5,999
8.00%, 6/15/17	870,000	LKR	5,967
10.60%, 7/01/19	22,430,000	LKR	157,310
10.60%, 9/15/19	28,650,000	LKR	200,473
8.00%, 11/01/19	870,000	LKR	5,623
9.25%, 5/01/20	3,030,000	LKR	19,970
A, 6.40%, 8/01/16	3,800,000	LKR	26,088
A, 5.80%, 1/15/17	3,900,000	LKR	26,399
A, 7.50%, 8/15/18	940,000	LKR	6,176
A, 8.00%, 11/15/18	13,760,000	LKR	90,939
A, 9.00%, 5/01/21	17,410,000	LKR	111,569
A, 11.00%, 8/01/21	11,270,000	LKR	78,426
B, 6.40%, 10/01/16	2,200,000	LKR	15,060
B, 8.50%, 7/15/18	6,970,000	LKR	46,972
C, 8.50%, 4/01/18	6,160,000	LKR	41,663
D, 8.50%, 6/01/18	6,960,000	LKR	46,914
			885,548
Ukraine 4.6%
[c] Government of Ukraine, 144A,
7.75%, 9/01/19	429,000		393,434
7.75%, 9/01/20	2,839,000		2,570,700
7.75%, 9/01/21	2,436,000		2,183,704
7.75%, 9/01/22	2,436,000		2,160,525
7.75%, 9/01/23	2,436,000		2,137,943
7.75%, 9/01/24	2,436,000		2,110,782
7.75%, 9/01/25	2,436,000		2,086,385
7.75%, 9/01/26	2,436,000		2,065,996
7.75%, 9/01/27	2,436,000		2,061,709
[i,k] VRI, GDP Linked Securities, 5/31/40	4,993,000		1,579,036
			19,350,214

Total Foreign Government and Agency Securities
(Cost $282,820,154)			251,122,367

Short Term Investments 36.9%
Foreign Government and Agency Securities 3.5%
Malaysia 2.2%
[j] Bank of Negara Monetary Note, 3/01/16 - 10/18/16	37,336,000	MYR	8,801,938
[j] Malaysia Treasury Bill, 3/18/16 - 5/27/16	1,580,000	MYR	374,179
			9,176,117

franklintempleton.com

Semiannual Report 17

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton International Bond Fund (continued)
	Principal
	Amount*		Value
Short Term Investments (continued)
Foreign Government and Agency Securities (continued)
Mexico 1.0%
[j] Mexico Treasury Bill, 3/17/16 - 6/09/16	7,792,780	MXN $	4,269,438
Philippines 0.3%
[j] Philippine Treasury Bill, 3/02/16 - 2/22/17	69,530,000	PHP	1,454,633
Total Foreign Government and Agency Securities (Cost $14,994,628)			14,900,188
Total Investments before Money Market Funds (Cost $297,814,782)			266,022,555
	Shares
Money Market Funds (Cost $140,177,825) 33.4%
United States 33.4%
[k,l] Institutional Fiduciary Trust Money Market Portfolio	140,177,825		140,177,825
Total Investments (Cost $437,992,607) 96.7%			406,200,380
Other Assets, less Liabilities 3.3%			13,688,564
Net Assets 100.0%	$419,888,944

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aPrincipal amount is stated in 1,000 Brazilian Real Units.
bRedemption price at maturity is adjusted for inflation. See Note 1(e).
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
February 29, 2016, the aggregate value of these securities was $27,486,705, representing 6.55% of net assets.
dSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At February 29, 2016, the aggregate value of these securities was $9,519,635, representing 2.27% of net assets.
ePrincipal amount is stated in 100 Mexican Peso Units.
fPrincipal amount of security is adjusted for inflation. See Note 1(e).
gPrincipal amount is stated in 100 Unidad de Inversion Units.
hThe coupon rate shown represents the rate at period end.
iThe principal represents the notional amount. See Note 1(c) regarding value recovery instruments.
jThe security is traded on a discount basis with no stated coupon rate.
kNon-income producing.
lSee Note 3(f) regarding investments in affiliated management investment companies.

18 Semiannual Report franklintempleton.com

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton International Bond Fund (continued)
At February 29, 2016, the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Chilean Peso	DBAB	Buy	35,472,000	49,445	3/02/16	$1,445	$—
Chilean Peso	DBAB	Sell	35,472,000	50,958	3/02/16	68	—
Euro	DBAB	Buy	153,000	166,280	3/02/16	210	—
Euro	DBAB	Sell	153,000	172,446	3/02/16	5,956	—
Chilean Peso	BZWS	Buy	81,900,000	114,569	3/03/16	2,916	—
Chilean Peso	BZWS	Sell	81,900,000	118,182	3/03/16	696	—
Chilean Peso	CITI	Buy	172,191,000	240,440	3/03/16	6,569	—
Chilean Peso	CITI	Sell	172,191,000	248,024	3/03/16	1,016	—
Chilean Peso	JPHQ	Buy	3,923,654,400	5,482,644	3/03/16	145,854	—
Chilean Peso	JPHQ	Sell	3,923,654,400	5,643,516	3/03/16	15,017	—
Indian Rupee	JPHQ	Buy	5,599,000	83,061	3/03/16	—	(1,024)
Japanese Yen	JPHQ	Sell	70,000,000	590,730	3/03/16	—	(30,100)
Euro	DBAB	Sell	399,000	449,873	3/04/16	15,665	—
Japanese Yen	HSBK	Sell	33,100,000	278,444	3/04/16	—	(15,131)
Malaysian Ringgit	JPHQ	Buy	770,000	206,152	3/04/16	—	(23,057)
Chilean Peso	MSCO	Buy	387,060,000	544,679	3/07/16	10,316	—
Euro	DBAB	Sell	62,000	69,862	3/07/16	2,384	—
Euro	BZWS	Sell	869,226	968,353	3/09/16	22,274	—
Euro	DBAB	Sell	2,120,000	2,356,698	3/09/16	49,258	—
Euro	HSBK	Sell	71,000	78,945	3/09/16	1,667	—
Euro	CITI	Sell	268,000	294,076	3/10/16	2,372	—
Euro	MSCO	Sell	202,000	221,422	3/10/16	1,555	—
Chilean Peso	DBAB	Buy	39,095,750	55,057	3/11/16	977	—
Chilean Peso	JPHQ	Buy	4,559,000	6,357	3/11/16	177	—
Indian Rupee	CITI	Buy	3,780,000	56,008	3/11/16	—	(719)
Malaysian Ringgit	HSBK	Buy	3,220,478	848,030	3/11/16	—	(82,395)
Mexican Peso	CITI	Buy	3,811,400	239,390	3/11/16	—	(29,346)
Mexican Peso	HSBK	Buy	25,865,900	1,626,173	3/11/16	—	(200,718)
Chilean Peso	DBAB	Buy	98,286,500	137,065	3/14/16	3,757	—
Chilean Peso	MSCO	Buy	35,718,000	49,999	3/14/16	1,177	—
Euro	DBAB	Sell	563,000	600,186	3/14/16	—	(12,690)
Malaysian Ringgit	JPHQ	Buy	827,010	217,263	3/14/16	—	(20,666)
Mexican Peso	CITI	Buy	7,547,900	470,230	3/14/16	—	(54,385)
Singapore Dollar	DBAB	Buy	741,000	520,731	3/14/16	6,096	—
Singapore Dollar	DBAB	Sell	741,000	526,222	3/14/16	—	(604)
South Korean Won	CITI	Sell	4,888,000,000	4,080,304	3/14/16	138,629	—
Chilean Peso	DBAB	Buy	57,560,000	80,070	3/16/16	2,382	—
Chilean Peso	JPHQ	Buy	32,200,000	44,809	3/16/16	1,316	—
Euro	BZWS	Sell	132,892	142,213	3/16/16	—	(2,461)
Euro	CITI	Sell	98,445	105,484	3/16/16	—	(1,689)
Euro	JPHQ	Sell	418,000	447,615	3/16/16	—	(7,445)
Japanese Yen	CITI	Sell	18,818,061	156,661	3/16/16	—	(10,318)
Japanese Yen	JPHQ	Sell	172,858,450	1,439,551	3/16/16	—	(94,282)
Singapore Dollar	HSBK	Buy	648,300	457,629	3/16/16	3,273	—
Singapore Dollar	HSBK	Sell	648,300	456,498	3/16/16	—	(4,404)
South Korean Won	CITI	Sell	3,667,000,000	3,060,424	3/16/16	103,543	—
South Korean Won	HSBK	Sell	4,610,000,000	3,806,806	3/16/16	89,538	—
Chilean Peso	DBAB	Buy	70,321,937	98,892	3/18/16	1,819	—
Mexican Peso	CITI	Buy	7,049,200	442,400	3/18/16	—	(54,174)
Chilean Peso	JPHQ	Buy	103,971,000	147,080	3/21/16	1,772	—
Euro	BZWS	Sell	60,021	68,208	3/21/16	2,855	—
Indian Rupee	HSBK	Buy	59,357,090	873,412	3/21/16	—	(7,094)
Japanese Yen	CITI	Sell	16,634,000	138,299	3/22/16	—	(9,334)
Japanese Yen	MSCO	Sell	23,490,000	195,272	3/22/16	—	(13,211)

franklintempleton.com

Semiannual Report 19

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

Forward Exchange Contracts (continued)
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Euro	BZWS	Sell	81,680	87,758	3/23/16	$—	$(1,184)
Euro	DBAB	Sell	1,058,000	1,180,246	3/23/16	31,560	(3,376)
Mexican Peso	CITI	Buy	9,393,800	599,140	3/23/16	—	(82,026)
Chilean Peso	BZWS	Buy	53,000,000	76,237	3/24/16	—	(384)
Euro	BZWS	Sell	144,692	161,750	3/24/16	4,189	—
South Korean Won	HSBK	Sell	3,601,000,000	2,927,204	3/25/16	24,343	—
Japanese Yen	BZWS	Sell	13,651,450	115,245	3/28/16	—	(5,944)
Malaysian Ringgit	DBAB	Buy	360,000	87,642	3/28/16	1,969	(4,065)
Malaysian Ringgit	HSBK	Buy	433,400	104,951	3/28/16	1,926	(3,889)
South Korean Won	HSBK	Sell	3,618,000,000	2,927,113	3/28/16	10,816	—
Euro	CITI	Sell	179,804	203,054	3/29/16	7,226	—
Euro	DBAB	Sell	584,000	653,711	3/29/16	17,667	—
Indonesian Rupiah	JPHQ	Buy	4,158,000,000	293,127	3/29/16	16,256	—
Indonesian Rupiah	JPHQ	Sell	4,158,000,000	296,375	3/29/16	—	(13,007)
Japanese Yen	JPHQ	Sell	18,778,488	156,234	3/29/16	—	(10,476)
South Korean Won	DBAB	Buy	1,307,000,000	1,177,584	3/29/16	—	(124,105)
South Korean Won	DBAB	Sell	1,307,000,000	1,085,413	3/29/16	31,935	—
Euro	BZWS	Sell	905,000	1,000,283	3/30/16	14,601	—
Euro	BZWS	Sell	905,000	1,017,066	3/31/16	31,355	—
Euro	DBAB	Sell	41,097	45,108	3/31/16	346	—
Euro	GSCO	Sell	600,000	659,040	3/31/16	5,530	—
Euro	HSBK	Sell	810,000	910,331	3/31/16	28,092	—
Japanese Yen	JPHQ	Sell	4,170,000	34,918	3/31/16	—	(2,104)
Malaysian Ringgit	HSBK	Buy	5,070,000	1,142,278	3/31/16	62,388	—
Mexican Peso	CITI	Buy	10,434,000	604,099	3/31/16	—	(30,137)
South Korean Won	HSBK	Buy	871,000,000	728,139	3/31/16	—	(26,127)
South Korean Won	HSBK	Sell	871,000,000	723,692	3/31/16	21,680	—
Euro	BZWS	Sell	212,293	231,818	4/01/16	585	—
Chilean Peso	BZWS	Buy	81,900,000	117,842	4/04/16	—	(759)
Chilean Peso	MSCO	Buy	164,090,000	226,519	4/06/16	8,016	—
Chilean Peso	DBAB	Buy	333,400,200	459,977	4/07/16	16,508	—
Malaysian Ringgit	HSBK	Buy	2,920,700	657,993	4/07/16	35,827	—
Australian Dollar	CITI	Sell	17,916,470	12,700,000	4/08/16	—	(62,211)
Indian Rupee	DBAB	Buy	3,562,000	52,512	4/11/16	—	(720)
Malaysian Ringgit	HSBK	Buy	2,100,000	561,617	4/11/16	—	(62,822)
Malaysian Ringgit	JPHQ	Buy	612,000	138,009	4/11/16	7,355	—
Euro	DBAB	Sell	541,689	586,557	4/13/16	—	(3,671)
Euro	JPHQ	Sell	64,000	72,877	4/13/16	3,143	—
Euro	SCNY	Sell	198,000	212,499	4/13/16	—	(3,243)
Japanese Yen	CITI	Sell	20,800,000	174,111	4/13/16	—	(10,615)
Euro	JPHQ	Sell	450,000	480,879	4/14/16	—	(9,458)
Chilean Peso	DBAB	Buy	70,321,938	95,239	4/15/16	5,186	—
Euro	DBAB	Sell	170,000	180,846	4/15/16	—	(4,398)
Euro	HSBK	Sell	507,192	540,413	4/18/16	—	(12,309)
Indian Rupee	JPHQ	Buy	4,211,000	62,238	4/18/16	—	(1,072)
South Korean Won	HSBK	Sell	7,923,000,000	6,539,255	4/18/16	156,143	—
Euro	HSBK	Sell	170,000	194,099	4/20/16	8,828	—
Indian Rupee	DBAB	Buy	62,497,432	920,162	4/20/16	—	(12,653)
Chilean Peso	DBAB	Buy	285,150,000	386,173	4/21/16	20,811	—
Chilean Peso	MSCO	Buy	55,900,500	76,385	4/21/16	3,400	—
Euro	JPHQ	Sell	4,457,929	4,856,780	4/21/16	—	(1,765)
Chilean Peso	MSCO	Buy	191,930,000	260,668	4/22/16	13,240	—
Euro	BZWS	Sell	208,570	225,826	4/22/16	—	(1,494)
Euro	DBAB	Sell	4,203,000	4,550,168	4/22/16	—	(30,675)
Indian Rupee	DBAB	Buy	1,094,000	15,828	4/25/16	46	—
Indian Rupee	JPHQ	Buy	63,516,820	919,601	4/25/16	2,019	—

20 Semiannual Report

franklintempleton.com

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

Forward Exchange Contracts (continued)
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
South Korean Won	HSBK	Sell	4,808,000,000	3,893,241		4/25/16	$20,346	$—
South Korean Won	HSBK	Sell	1,340,000,000	1,083,384		4/26/16	4,025	—
Chilean Peso	JPHQ	Buy	99,150,000	136,932		4/27/16	4,500	—
Euro	DBAB	Sell	623,000	689,786		4/27/16	10,678	—
Indian Rupee	DBAB	Buy	20,664,000	300,729		4/27/16	—	(987)
Chilean Peso	DBAB	Buy	11,944,000	16,471		4/28/16	565	—
Euro	DBAB	Sell	306,000	339,262		4/28/16	5,694	—
Indian Rupee	DBAB	Buy	1,365,000	19,908		4/28/16	—	(111)
Euro	BZWS	Sell	201,960	220,735		4/29/16	573	—
Euro	DBAB	Sell	572,116	633,962		4/29/16	10,283	—
Euro	GSCO	Sell	289,000	320,524		4/29/16	5,478	—
Euro	SCNY	Sell	1,228,000	1,352,396		4/29/16	13,722	—
Indian Rupee	DBAB	Buy	73,679,516	1,068,899		4/29/16	—	(460)
Indian Rupee	HSBK	Buy	34,646,000	502,697		4/29/16	—	(289)
Indian Rupee	JPHQ	Buy	5,421,000	78,679		4/29/16	—	(68)
Malaysian Ringgit	JPHQ	Buy	267,000	62,028		4/29/16	1,353	—
South Korean Won	HSBK	Sell	1,615,000,000	1,303,639		5/02/16	2,948	—
Chilean Peso	DBAB	Buy	48,500,000	67,502		5/04/16	1,627	—
Chilean Peso	MSCO	Buy	387,060,000	541,441		5/05/16	10,183	—
Euro	BZWS	Sell	737,531	829,407		5/05/16	25,236	—
Indian Rupee	HSBK	Buy	28,986,500	418,986		5/05/16	962	—
Euro	BZWS	Sell	254,534	277,652		5/06/16	110	—
Japanese Yen	BZWS	Sell	15,100,000	124,716		5/06/16	—	(9,469)
Japanese Yen	SCNY	Sell	30,300,000	250,997		5/06/16	—	(18,262)
Chilean Peso	DBAB	Buy	73,563,000	102,107		5/09/16	2,683	—
Euro	BZWS	Sell	379,000	424,632		5/09/16	11,329	—
Euro	GSCO	Sell	1,104,872	1,207,647		5/09/16	2,776	—
Indian Rupee	DBAB	Buy	36,770,583	534,656		5/09/16	—	(2,263)
Indian Rupee	JPHQ	Buy	4,211,000	61,433		5/09/16	—	(463)
Indian Rupee	DBAB	Buy	21,608,400	312,757		5/10/16	57	—
Chilean Peso	MSCO	Buy	35,792,000	49,794		5/12/16	1,173	—
Euro	GSCO	Sell	469,000	504,386		5/12/16	—	(7,116)
Euro	SCNY	Sell	190,000	204,052		5/12/16	—	(3,166)
Japanese Yen	GSCO	Sell	57,105,000	465,381		5/12/16	—	(42,174)
Japanese Yen	SCNY	Sell	42,686,000	347,587		5/12/16	—	(31,810)
South Korean Won	CITI	Sell	4,902,000,000	4,080,427		5/12/16	133,320	—
Chilean Peso	DBAB	Buy	39,095,750	54,332		5/16/16	1,313	—
Euro	GSCO	Sell	274,000	296,449		5/16/16	—	(2,424)
Indian Rupee	DBAB	Buy	3,601,000	51,845		5/16/16	236	—
Indian Rupee	HSBK	Buy	116,476,065	1,677,085		5/16/16	7,523	—
Japanese Yen	CITI	Sell	2,880,000,000	25,635,035		5/16/16	34,147	—
Japanese Yen	SCNY	Sell	34,402,400	281,452		5/16/16	—	(24,358)
South Korean Won	CITI	Sell	2,648,000,000	2,194,888		5/16/16	62,899	—
Chilean Peso	MSCO	Buy	55,900,500	78,314		5/17/16	1,240	—
South Korean Won	HSBK	Sell	6,348,000,000	5,231,417		5/17/16	120,553	—
Chilean Peso	BZWS	Buy	9,450,000	13,325		5/18/16	122	—
Chilean Peso	DBAB	Buy	18,500,000	25,854		5/18/16	471	—
Euro	BZWS	Sell	896,946	1,030,232		5/18/16	51,797	—
Indonesian Rupiah	JPHQ	Buy	20,592,000,000	1,825,047	AUD	5/18/16	217,582	—
South Korean Won	HSBK	Sell	3,501,000,000	2,877,101		5/18/16	58,459	—
Euro	DBAB	Sell	431,774	461,817		5/19/16	—	(9,201)
Indonesian Rupiah	JPHQ	Buy	5,408,000,000	481,868	AUD	5/19/16	55,236	—
Japanese Yen	CITI	Sell	29,454,000	240,304		5/19/16	—	(21,543)
Malaysian Ringgit	DBAB	Buy	498,560	113,103		5/19/16	5,164	—
Euro	JPHQ	Sell	1,446,631	1,660,320		5/20/16	82,150	—
Japanese Yen	JPHQ	Sell	21,372,000	179,950		5/20/16	—	(10,054)

franklintempleton.com

Semiannual Report 21

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

Forward Exchange Contracts (continued)
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Malaysian Ringgit	HSBK	Buy	324,000	73,196		5/20/16	$3,660	$—
Euro	BZWS	Sell	405,000	454,218		5/23/16	12,345	—
Euro	DBAB	Sell	430,000	481,824		5/23/16	12,675	—
Indian Rupee	JPHQ	Buy	68,195,820	980,057		5/23/16	5,204	—
Malaysian Ringgit	HSBK	Buy	17,700	4,781		5/23/16	—	(582)
Mexican Peso	DBAB	Buy	14,550,000	932,836		5/23/16	—	(135,765)
Chilean Peso	JPHQ	Buy	148,550,000	211,881		5/24/16	—	(649)
South Korean Won	HSBK	Sell	3,617,000,000	2,927,572		5/24/16	15,925	—
Japanese Yen	HSBK	Sell	6,209,000	50,804		5/25/16	—	(4,405)
Chilean Peso	DBAB	Buy	6,640,000	9,511		5/26/16	—	(71)
Euro	BZWS	Sell	237,520	276,657		5/26/16	17,486	—
Euro	JPHQ	Sell	543,898	609,718		5/26/16	16,240	—
Japanese Yen	BZWS	Sell	23,333,000	198,157		5/26/16	—	(9,319)
Japanese Yen	SCNY	Sell	23,295,000	196,516		5/26/16	—	(10,622)
Mexican Peso	HSBK	Buy	8,043,980	515,838		5/26/16	—	(75,286)
Chilean Peso	DBAB	Buy	16,703,000	23,677		5/31/16	55	—
Malaysian Ringgit	HSBK	Buy	196,300	48,983		5/31/16	—	(2,437)
Malaysian Ringgit	JPHQ	Buy	1,085,000	290,480		5/31/16	—	(33,209)
Mexican Peso	HSBK	Buy	7,191,663	455,125		5/31/16	—	(61,419)
South Korean Won	HSBK	Sell	1,134,000,000	916,025		5/31/16	3,286	—
Chilean Peso	CITI	Buy	172,191,000	245,794		6/02/16	—	(1,197)
Chilean Peso	DBAB	Buy	35,472,000	50,512		6/02/16	—	(124)
Chilean Peso	JPHQ	Buy	3,923,654,400	5,592,836		6/02/16	—	(19,298)
South Korean Won	HSBK	Sell	3,228,000,000	2,606,625		6/02/16	8,505	—
Chilean Peso	DBAB	Buy	17,001,000	24,322		6/03/16	—	(175)
Euro	BZWS	Sell	102,650	114,190		6/06/16	2,137	—
Euro	DBAB	Sell	340,000	381,075		6/06/16	9,930	—
Euro	HSBK	Sell	3,918,024	4,441,629		6/06/16	164,694	—
Euro	MSCO	Sell	2,850,000	3,169,856		6/06/16	58,781	—
Mexican Peso	CITI	Buy	9,726,730	611,648		6/06/16	—	(79,435)
Euro	GSCO	Sell	265,800	302,669		6/08/16	12,498	—
Mexican Peso	CITI	Buy	9,716,000	608,219		6/08/16	—	(76,686)
Euro	HSBK	Sell	30,268	32,901		6/09/16	—	(143)
Euro	SCNY	Sell	142,592	155,025		6/09/16	—	(647)
Euro	GSCO	Sell	399,000	454,441		6/13/16	18,774	—
Mexican Peso	CITI	Buy	20,750,570	1,252,959		6/13/16	—	(118,247)
Euro	DBAB	Sell	386,000	439,862		6/15/16	18,358	—
Japanese Yen	CITI	Sell	9,278,000	75,646		6/16/16	—	(6,922)
Mexican Peso	CITI	Buy	7,642,000	488,088		6/22/16	—	(70,522)
Indonesian Rupiah	JPHQ	Buy	58,440,000,000	5,312,727	AUD	6/23/16	491,433	—
Indonesian Rupiah	JPHQ	Buy	25,600,000,000	2,332,149	AUD	6/24/16	211,443	—
Japanese Yen	BZWS	Sell	63,037,000	514,116		6/30/16	—	(47,188)
Malaysian Ringgit	JPHQ	Buy	875,900	228,396		7/05/16	—	(21,003)
Japanese Yen	DBAB	Sell	23,005,000	194,470		7/07/16	—	(10,433)
Malaysian Ringgit	DBAB	Buy	345,400	89,205		7/08/16	—	(7,432)
Mexican Peso	CITI	Buy	13,138,239	811,128		7/08/16	—	(94,231)
Mexican Peso	CITI	Buy	5,364,031	329,506		7/11/16	—	(36,890)
Euro	JPHQ	Sell	64,000	73,037		7/13/16	3,075	—
Euro	CITI	Sell	32,570	35,427		7/15/16	—	(180)
Euro	DBAB	Sell	86,000	93,650		7/15/16	—	(368)
Euro	JPHQ	Sell	22,549	24,621		7/15/16	—	(30)
Malaysian Ringgit	JPHQ	Buy	230,000	51,895		7/15/16	2,541	—
Euro	MSCO	Sell	356,000	393,024		7/18/16	3,789	—
Euro	BZWS	Sell	212,000	232,225		7/19/16	424	—
Japanese Yen	HSBK	Sell	28,700,000	244,370		7/19/16	—	(11,383)
Japanese Yen	SCNY	Sell	37,130,000	318,595		7/19/16	—	(12,279)

22 Semiannual Report

franklintempleton.com

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

Forward Exchange Contracts (continued)
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Malaysian Ringgit	JPHQ	Buy	532,000	126,373		7/19/16	$1,016	$(1,495)
Malaysian Ringgit	JPHQ	Buy	8,682,000	1,796,511	EUR	7/19/16	90,226	—
South Korean Won	DBAB	Buy	9,043,327,000	7,453,496		7/19/16	—	(178,005)
South Korean Won	DBAB	Sell	9,043,327,000	7,494,884		7/19/16	219,392	—
Malaysian Ringgit	DBAB	Buy	18,003,280	4,605,008		7/20/16	—	(344,840)
Mexican Peso	DBAB	Buy	32,003,472	1,972,965		7/20/16	—	(228,479)
Philippine Peso	DBAB	Buy	90,804,000	1,960,320		7/20/16	—	(74,455)
Euro	BZWS	Sell	249,000	273,007		7/21/16	730	—
Euro	MSCO	Sell	388,000	424,142		7/22/16	—	(145)
Euro	DBAB	Sell	344,770	380,191		7/25/16	3,134	—
Malaysian Ringgit	HSBK	Buy	389,000	89,890		7/25/16	2,141	—
Malaysian Ringgit	DBAB	Buy	278,000	66,396		7/26/16	—	(628)
Malaysian Ringgit	HSBK	Buy	186,060	42,955		7/26/16	1,062	—
Euro	DBAB	Sell	69,825	76,120		7/27/16	—	(250)
Malaysian Ringgit	JPHQ	Buy	753,000	192,337		7/27/16	—	(14,203)
Euro	BZWS	Sell	152,000	167,882		7/28/16	1,629	—
Euro	CITI	Sell	311,346	343,799		7/28/16	3,257	—
Euro	BZWS	Sell	119,968	133,693		7/29/16	2,469	—
Euro	CITI	Sell	111,900	122,382		7/29/16	—	(17)
Euro	DBAB	Sell	29,935	33,500		7/29/16	757	—
Euro	JPHQ	Sell	1,228,000	1,369,576		7/29/16	26,369	—
Japanese Yen	BZWS	Sell	37,960,000	310,772		7/29/16	—	(27,636)
Japanese Yen	DBAB	Sell	31,548,058	267,642		7/29/16	—	(13,604)
Malaysian Ringgit	JPHQ	Buy	314,000	79,736		7/29/16	—	(5,460)
Euro	BZWS	Sell	97,592	107,730		8/05/16	953	—
Euro	CITI	Sell	1,229,000	1,359,458		8/05/16	14,797	—
Euro	HSBK	Sell	1,228,000	1,355,589		8/05/16	12,022	—
Euro	JPHQ	Sell	743,700	821,063		8/05/16	7,374	—
Indian Rupee	DBAB	Buy	118,000,000	1,563,109	EUR	8/05/16	—	(26,626)
Indonesian Rupiah	DBAB	Buy	16,430,000,000	1,002,454	EUR	8/05/16	89,819	—
Malaysian Ringgit	DBAB	Buy	21,900,000	4,976,707	EUR	8/05/16	—	(266,183)
Philippine Peso	DBAB	Buy	22,300,000	432,003	EUR	8/05/16	—	(9,845)
Singapore Dollar	DBAB	Buy	5,160,000	3,375,638	EUR	8/05/16	—	(39,025)
South Korean Won	DBAB	Buy	7,676,000,000	5,932,498	EUR	8/05/16	—	(316,335)
Japanese Yen	MSCO	Sell	16,900,000	136,480		8/08/16	—	(14,242)
Malaysian Ringgit	HSBK	Buy	5,606,000	1,398,354		8/08/16	—	(72,816)
Euro	CITI	Sell	137,819	151,374		8/10/16	556	—
Japanese Yen	CITI	Sell	15,026,000	121,636		8/10/16	—	(12,385)
Malaysian Ringgit	HSBK	Buy	3,370,000	809,221		8/10/16	—	(12,450)
Euro	DBAB	Sell	513,000	566,324		8/11/16	4,917	—
Euro	JPHQ	Sell	680,100	748,450		8/11/16	4,175	—
Malaysian Ringgit	HSBK	Buy	390,000	93,739		8/11/16	—	(1,535)
South Korean Won	HSBK	Buy	440,000,000	46,360,686	JPY	8/12/16	—	(59,627)
Euro	MSCO	Sell	217,000	245,007		8/15/16	7,494	—
Euro	JPHQ	Sell	388,000	438,659		8/16/16	13,966	—
Japanese Yen	DBAB	Sell	2,870,000,000	25,626,144		8/16/16	21,761	—
Japanese Yen	JPHQ	Sell	8,460,000	75,387		8/16/16	—	(88)
Euro	MSCO	Sell	217,000	243,298		8/17/16	5,767	—
Singapore Dollar	BZWS	Buy	303,000	215,398		8/17/16	—	(882)
Singapore Dollar	BZWS	Sell	303,000	214,187		8/17/16	—	(329)
Euro	BZWS	Sell	781,000	874,310		8/18/16	19,385	—
Japanese Yen	DBAB	Sell	16,770,000	136,217		8/18/16	—	(13,406)
Euro	DBAB	Sell	438,000	488,536		8/22/16	9,004	—
Euro	JPHQ	Sell	868,000	966,835		8/22/16	16,529	—
Japanese Yen	HSBK	Sell	34,880,000	283,071		8/22/16	—	(28,183)
Japanese Yen	JPHQ	Sell	22,704,000	184,231		8/22/16	—	(18,370)

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Semiannual Report 23

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

Forward Exchange Contracts (continued)
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Mexican Peso	HSBK	Buy	8,229,279	485,933		8/22/16	$—	$(38,632)
Euro	DBAB	Sell	1,550,000	1,720,392		8/24/16	23,288	—
Japanese Yen	BZWS	Sell	7,521,000	61,356		8/24/16	—	(5,764)
Japanese Yen	DBAB	Sell	7,432,000	66,180		8/24/16	—	(145)
Euro	SCNY	Sell	125,681	146,401		8/26/16	8,781	—
Japanese Yen	JPHQ	Sell	47,094,000	399,742		8/26/16	—	(20,573)
Euro	JPHQ	Sell	55,232	63,528		8/29/16	3,042	—
Japanese Yen	DBAB	Sell	17,053,000	143,363		8/29/16	—	(8,856)
Japanese Yen	JPHQ	Sell	22,517,000	189,221		8/29/16	—	(11,770)
Mexican Peso	HSBK	Buy	8,254,764	471,396		8/29/16	—	(22,980)
Euro	DBAB	Sell	94,076	106,400		8/31/16	3,367	—
Japanese Yen	BZWS	Sell	17,800,000	158,801		8/31/16	—	(100)
Japanese Yen	JPHQ	Sell	24,149,000	202,081		8/31/16	—	(13,498)
Japanese Yen	HSBK	Sell	27,402,000	243,357		9/01/16	—	(1,273)
Euro	DBAB	Sell	153,000	167,321		9/02/16	—	(261)
Euro	JPHQ	Sell	3,960,000	4,486,819		9/06/16	148,678	—
Mexican Peso	HSBK	Buy	5,527,700	316,456		9/06/16	—	(16,387)
Malaysian Ringgit	DBAB	Buy	1,065,198	242,338		9/19/16	9,035	—
Japanese Yen	BZWS	Sell	18,748,705	157,242		9/20/16	—	(10,283)
Mexican Peso	HSBK	Buy	9,133,350	521,846		9/30/16	—	(27,072)
Euro	DBAB	Sell	7,884,000	8,937,302		10/03/16	290,681	—
Mexican Peso	CITI	Buy	34,539,000	1,976,198		10/06/16	—	(106,113)
Euro	DBAB	Sell	780,000	882,258		10/07/16	26,665	—
Euro	JPHQ	Sell	430,000	485,853		10/07/16	14,180	—
Euro	DBAB	Sell	2,355,917	2,671,175		10/11/16	86,502	—
Euro	GSCO	Sell	195,000	220,958		10/11/16	7,024	—
Mexican Peso	CITI	Buy	8,217,760	456,593		10/11/16	—	(11,841)
Euro	HSBK	Sell	396,000	449,108		10/13/16	14,620	—
Euro	JPHQ	Sell	65,000	74,368		10/13/16	3,050	—
Mexican Peso	DBAB	Buy	46,934,000	2,747,249		10/17/16	—	(208,457)
Japanese Yen	BZWS	Sell	20,800,000	175,147		10/24/16	—	(10,998)
Euro	BZWS	Sell	901,419	1,003,527		10/27/16	13,918	—
Euro	DBAB	Sell	36,060	40,164		11/04/16	562	—
Euro	DBAB	Sell	148,000	163,695		11/07/16	1,141	—
Japanese Yen	BOFA	Sell	15,120,000	126,071		11/07/16	—	(9,329)
Japanese Yen	CITI	Sell	34,542,911	286,997		11/09/16	—	(22,365)
Euro	CITI	Sell	504,830	545,646		11/14/16	—	(8,994)
Euro	DBAB	Sell	113,000	123,037		11/14/16	—	(1,113)
Euro	JPHQ	Sell	1,121,018	1,211,501		11/14/16	—	(20,122)
Japanese Yen	CITI	Sell	87,219,000	716,731		11/14/16	—	(64,570)
Japanese Yen	HSBK	Sell	15,273,000	125,410		11/14/16	—	(11,405)
Japanese Yen	JPHQ	Sell	33,933,000	278,411		11/14/16	—	(25,558)
Japanese Yen	CITI	Sell	42,685,000	351,824		11/16/16	—	(30,580)
Japanese Yen	MSCO	Sell	6,000,000	49,430		11/16/16	—	(4,323)
Euro	DBAB	Sell	1,328,838	1,444,075		11/17/16	—	(16,057)
Japanese Yen	DBAB	Sell	23,793,000	195,929		11/18/16	—	(17,246)
Japanese Yen	CITI	Sell	33,082,000	271,398		11/21/16	—	(25,044)
Mexican Peso	CITI	Buy	360,062,136	19,467,825	EUR	11/23/16	—	(1,981,814)
Euro	DBAB	Sell	13,877	14,988		11/28/16	—	(267)
Mexican Peso	CITI	Buy	19,307,590	1,104,445		12/13/16	—	(65,207)
Mexican Peso	CITI	Buy	13,586,000	761,782		12/15/16	—	(30,641)
Mexican Peso	HSBK	Buy	6,027,000	337,005		12/16/16	—	(12,686)
Mexican Peso	CITI	Buy	7,012,490	398,788		12/19/16	—	(21,540)
Mexican Peso	HSBK	Buy	8,302,000	471,417		12/19/16	—	(24,797)
Mexican Peso	CITI	Buy	22,983,000	1,293,429		1/06/17	—	(58,996)
Euro	SCNY	Sell	195,249	214,813		1/13/17	—	(277)

24 Semiannual Report

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TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton International Bond Fund (continued)
Forward Exchange Contracts (continued)
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen	CITI	Sell	7,840,000	67,327		1/17/17	$—	$(3,135)
Japanese Yen	SCNY	Sell	23,520,000	201,372		1/17/17	—	(10,015)
Mexican Peso	CITI	Buy	2,565,000	137,692		1/20/17	—	(95)
Euro	CITI	Sell	48,798	53,835		1/23/17	54	—
Euro	DBAB	Sell	183,000	202,105		1/23/17	417	—
Euro	JPHQ	Sell	32,570	35,945		1/23/17	49	—
Japanese Yen	DBAB	Sell	7,860,000	68,096		1/23/17	—	(2,568)
Euro	BZWS	Sell	517,624	567,438		1/27/17	—	(3,150)
Japanese Yen	GSCO	Sell	33,200,000	283,416		1/27/17	—	(15,128)
Japanese Yen	HSBK	Sell	40,858,365	348,919		1/31/17	—	(18,569)
Brazilian Real	DBAB	Buy	8,737,100	1,788,557	EUR	2/06/17	6,885	—
Mexican Peso	DBAB	Buy	93,024,800	4,425,538	EUR	2/07/17	101,476	—
Euro	BZWS	Sell	736,000	833,980		2/08/17	22,230	—
Euro	CITI	Sell	203,000	230,124		2/09/17	6,221	—
Euro	GSCO	Sell	616,000	695,341		2/09/17	15,910	—
Japanese Yen	CITI	Sell	42,706,000	370,390		2/09/17	—	(13,899)
Euro	HSBK	Sell	152,000	171,036		2/10/17	3,377	—
Euro	BZWS	Sell	645,000	739,106		2/13/17	27,560	—
Euro	GSCO	Sell	191,000	217,473		2/13/17	6,767	—
Euro	GSCO	Sell	198,000	225,793		2/16/17	7,335	—
Euro	SCNY	Sell	327,000	372,594		2/16/17	11,807	—
Japanese Yen	GSCO	Sell	2,903,924,440	26,087,501		2/16/17	—	(52,999)
Mexican Peso	MSCO	Buy	8,240,820	420,493		2/17/17	20,483	—
Malaysian Ringgit	HSBK	Buy	1,364,326	325,498		2/21/17	—	(6,027)
Euro	BZWS	Sell	1,027,000	1,153,680		2/22/17	20,259	—
Euro	JPHQ	Sell	340,000	381,965		2/22/17	6,733	—
Euro	DBAB	Sell	1,050,000	1,180,935		2/23/17	22,076	—
Japanese Yen	HSBK	Sell	46,976,000	424,193		2/27/17	1,079	—
Euro	BOFA	Sell	237,212	264,510		2/28/17	2,646	—
Euro	DBAB	Sell	7,365,710	8,221,237		2/28/17	90,044	—
Euro	DBAB	Sell	194,873	217,687		3/01/17	2,552	—
Mexican Peso	MSCO	Buy	4,153,100	222,884		3/01/17	—	(882)
Total Forward Exchange Contracts							$4,908,501	$(7,208,676)
Net unrealized appreciation (depreciation)								$(2,300,175)

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
*In U.S. dollars unless otherwise indicated.

At February 29, 2016, the Fund had the following interest rate swap contracts outstanding. See Note 1(c).

Interest Rate Swap Contracts
		Notional	Expiration	Unrealized	Unrealized
Description	Exchange	Amount	Date	Appreciation	Depreciation
Centrally Cleared Swaps
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 0.926%	LCH	$26,620,000	10/17/17	$—	$(124,201)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 1.914%	LCH	12,040,000	1/22/25	—	(439,848)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 1.970%	LCH	15,050,000	1/23/25	—	(620,089)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 1.973%	LCH	8,880,000	1/27/25	—	(367,690)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 1.937%	LCH	2,220,000	1/29/25	—	(84,904)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 1.942%	LCH	1,880,000	1/30/25	—	(72,442)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 1.817%	LCH	2,960,000	2/03/25	—	(82,054)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 2.449%	LCH	4,540,000	7/02/25	—	(384,140)

franklintempleton.com Semiannual Report 25

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton International Bond Fund (continued)
Interest Rate Swap Contracts (continued)
		Notional	Expiration	Unrealized	Unrealized
Description	Exchange	Amount	Date	Appreciation	Depreciation
Centrally Cleared Swaps (continued)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 2.310%	LCH	$18,210,000	7/29/25	$—	$(1,290,141)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 2.752%	LCH	5,970,000	7/29/45	—	(938,923)
Total Interest Rate Swap Contracts				$—	$(4,404,432)
Net unrealized appreciation (depreciation)					$(4,404,432)

See Abbreviations on page 41.

26 Semiannual Report

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TEMPLETON INCOME TRUST

Financial Statements

Statement of Assets and Liabilities
February 29, 2016 (unaudited)

Templeton International Bond Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$297,814,782
Cost - Non-controlled affiliates (Note 3f)	140,177,825
Total cost of investments	$437,992,607
Value - Unaffiliated issuers	$266,022,555
Value - Non-controlled affiliates (Note 3f)	140,177,825
Total value of investments	406,200,380
Cash	1,246,030
Foreign currency, at value (cost $1,457,338)	1,459,568
Receivables:
Investment securities sold	759,013
Capital shares sold	862,551
Interest	3,820,508
Due from brokers	9,779,584
Unrealized appreciation on OTC forward exchange contracts	4,908,501
Other assets	280
Total assets	429,036,415
Liabilities:
Payables:
Investment securities purchased	329,139
Capital shares redeemed	1,100,908
Management fees	176,874
Distribution fees	26,021
Transfer agent fees	18,642
Variation margin	114,438
Unrealized depreciation on OTC forward exchange contracts	7,208,676
Deferred tax	104,016
Accrued expenses and other liabilities	68,757
Total liabilities	9,147,471
Net assets, at value	$419,888,944
Net assets consist of:
Paid-in capital	$493,934,047
Distributions in excess of net investment income	(13,346,802)
Net unrealized appreciation (depreciation)	(38,591,157)
Accumulated net realized gain (loss)	(22,107,144)
Net assets, at value	$419,888,944

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TEMPLETON INCOME TRUST
FINANCIAL STATEMENTS

Statement of Assets and Liabilities (continued)
February 29, 2016 (unaudited)

Templeton International Bond Fund

Class A:
Net assets, at value	$111,043,424
Shares outstanding	11,381,201
Net asset value per share[a]	$9.76
Maximum offering price per share (net asset value per share ÷ 95.75%)	$10.19
Class C:
Net assets, at value	$13,489,185
Shares outstanding	1,381,351
Net asset value and maximum offering price per share[a]	$9.77
Class R:
Net assets, at value	$938,521
Shares outstanding	96,156
Net asset value and maximum offering price per share	$9.76
Advisor Class:
Net assets, at value	$294,417,814
Shares outstanding	30,153,799
Net asset value and maximum offering price per share	$9.76

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

28 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

TEMPLETON INCOME TRUST
FINANCIAL STATEMENTS

Statement of Operations
for the six months ended February 29, 2016 (unaudited)

Templeton International Bond Fund

Investment income:
Interest (net of foreign taxes of $219,396)	$6,675,589
Inflation principal adjustments	988,245
Total investment income	7,663,834
Expenses:
Management fees (Note 3a)	1,306,048
Distribution fees: (Note 3c)
Class A	88,855
Class C	47,001
Class R	2,450
Transfer agent fees: (Note 3e)
Class A	34,919
Class C	7,248
Class R	482
Advisor Class	147,878
Custodian fees (Note 4)	71,589
Reports to shareholders	23,970
Registration and filing fees	41,278
Professional fees	31,192
Trustees’ fees and expenses	1,445
Other	18,524
Total expenses	1,822,879
Expense reductions (Note 4)	(788)
Expenses waived/paid by affiliates (Note 3f and 3g)	(291,130)
Net expenses	1,530,961
Net investment income	6,132,873
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	(19,464,402)
Foreign currency transactions	(1,718,407)
Swap contracts	(737,593)
Net realized gain (loss)	(21,920,402)
Net change in unrealized appreciation (depreciation) on:
Investments	12,321,589
Translation of other assets and liabilities denominated in foreign currencies	3,139,073
Value recovery instruments	(393,199)
Swap contracts	(5,111,020)
Change in deferred taxes on unrealized appreciation	(30,283)
Net change in unrealized appreciation (depreciation)	9,926,160
Net realized and unrealized gain (loss)	(11,994,242)
Net increase (decrease) in net assets resulting from operations	$(5,861,369)

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 29

TEMPLETON INCOME TRUST
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Templeton International Bond Fund

	Six Months Ended
	February 29, 2016	Year Ended
	(unaudited)	August 31, 2015
Increase (decrease) in net assets:
Operations:
Net investment income	$6,132,873	$13,105,761
Net realized gain (loss)	(21,920,402)	(4,073,809)
Net change in unrealized appreciation (depreciation)	9,926,160	(66,149,968)
Net increase (decrease) in net assets resulting from operations	(5,861,369)	(57,118,016)
Distributions to shareholders from:
Net investment income and net foreign currency gains:
Class A	(648,197)	(4,395,266)
Class C	(111,719)	(751,916)
Class R	(8,085)	(51,091)
Advisor Class	(3,249,116)	(14,198,774)
Total distributions to shareholders	(4,017,117)	(19,397,047)
Capital share transactions: (Note 2)
Class A	28,065,145	(39,165,718)
Class C	(1,663,363)	(5,126,914)
Class R	(35,748)	(340,523)
Advisor Class	(5,387,088)	7,343,500
Total capital share transactions	20,978,946	(37,289,655)
Net increase (decrease) in net assets	11,100,460	(113,804,718)
Net assets:
Beginning of period	408,788,484	522,593,202
End of period	$419,888,944	$408,788,484
Distributions in excess of net investment income included in net assets:
End of period	$(13,346,802)	$(15,462,558)

30 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

TEMPLETON INCOME TRUST

Notes to Financial Statements (unaudited)

Templeton International Bond Fund

1. Organization and Significant Accounting Policies

Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Templeton International Bond Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers four classes of shares: Class A, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by Trustee’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

Derivative financial instruments (derivatives) listed on an exchange are valued at the official closing price of the day. Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on

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TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

b. Foreign Currency Translation (continued)

the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counter-parties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counter-party within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment

32 Semiannual Report

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TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counter-party non-performance.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

The Fund invests in value recovery instruments, for which payments may be made based on established benchmarks for an underlying variable. The security has a notional amount, which is used to calculate amounts of payments allocated to holders. Payments are recorded upon receipt as realized gains in the Statement of Operations.

See Note 9 regarding other derivative information.

d. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of February 29, 2016, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

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Semiannual Report 33

TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

e. Security Transactions, Investment Income, Expenses and Distributions (continued)

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as inflation principal adjustments in the Statement of Operations.

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At February 29, 2016, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	February 29, 2016		August 31, 2015
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	7,344,987	$71,439,470	2,158,833	$23,722,264
Shares issued in reinvestment of distributions	61,712	612,445	378,479	4,130,344
Shares redeemed	(4,480,854)	(43,986,770)	(6,040,734)	(67,018,326)
Net increase (decrease)	2,925,845	$28,065,145	(3,503,422)	$(39,165,718)
Class C Shares:
Shares sold	274,167	$2,767,537	399,034	$4,366,542
Shares issued in reinvestment of distributions	9,700	96,699	57,812	631,240
Shares redeemed	(452,701)	(4,527,599)	(927,536)	(10,124,696)
Net increase (decrease)	(168,834)	$(1,663,363)	(470,690)	$(5,126,914)
Class R Shares:
Shares sold	12,725	$126,543	25,869	$282,884
Shares issued in reinvestment of distributions	812	8,086	4,676	51,091
Shares redeemed	(17,182)	(170,377)	(62,027)	(674,498)
Net increase (decrease)	(3,645)	$(35,748)	(31,482)	$(340,523)
Advisor Class Shares:
Shares sold	10,338,548	$102,144,027	17,824,679	$192,925,128
Shares issued in reinvestment of distributions	272,074	2,706,990	869,834	9,464,028
Shares redeemed	(11,090,352)	(110,238,105)	(17,983,114)	(195,045,656)
Net increase (decrease)	(479,730)	$(5,387,088)	711,399	$7,343,500

34 Semiannual Report

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TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton
Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees
The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
Annualized Fee Rate	Net Assets
0.700%	Up to and including $200 million
0.650%	Over $200 million, up to and including $1.3 billion
0.600%	In excess of $1.3 billion

For the period ended February 29, 2016, the annualized effective investment management fee rate was 0.676% of the Fund’s average daily net assets.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	0.65%
Class R	0.50%

d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as appli-
cable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:
Sales charges retained net of commissions paid to unaffiliated broker/dealers	$1,566
CDSC retained	$259

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TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

3. Transactions with Affiliates (continued)

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.

For the period ended February 29, 2016, the Fund paid transfer agent fees of $190,527, of which $174,537 was retained by Investor Services.

f. Investments in Affiliated Management Investment Companies

The Fund invests in an affiliated management investment company for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment company, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. Prior to September 1, 2013, the waiver was accounted for as a reduction to management fees.

% of Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares Held	Value			Outstanding
	at Beginning	Gross	Gross	at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income Gain (Loss)		of Period
Non-Controlled Affiliates
Institutional Fiduciary
Trust Money Market
Portfolio	89,323,667	160,393,809	(109,539,651)	140,177,825	$140,177,825	$ —	$ —	0.72%

g. Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its respective fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees, and acquired fund fees and expenses) for each class of the Fund do not exceed 0.74% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until December 31, 2016.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended February 29, 2016, the custodian fees were reduced as noted in the Statement of Operations.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any.

For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At August 31, 2015, the Fund deferred post-October capital losses and late-year ordinary losses of $1,641,601 and $14,019,503, respectively.

At February 29, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Cost of investments		$438,721,021
Unrealized appreciation		$2,029,566
Unrealized depreciation		(34,550,207)
Net unrealized appreciation (depreciation)		$(32,520,641)

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TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions and bond discounts and premiums.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended February 29, 2016, aggregated $97,619,615 and $94,799,680, respectively.

7. Credit Risk

At February 29, 2016, the Fund had 25.88% of its portfolio invested in high yield or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

8. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

9. Other Derivative Information

At February 29, 2016, the Fund’s investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives
Derivative Contracts
Not Accounted for as	Statement of Assets and		Statement of Assets and
Hedging Instruments	Liabilities Location	Fair Value	Liabilities Location	Fair Value
Interest rate contracts	Variation margin	$—	Variation margin	$4,404,432	[a]
Foreign exchange contracts	Unrealized appreciation on	4,908,501	Unrealized depreciation on	7,208,676
	OTC forward exchange		OTC forward exchange
	contracts		contracts
Value recovery instruments	Investments in securities,	1,579,036	Investments in securities,	—
	at value		at value
Totals		$6,487,537		$11,613,108

aThis amount reflects the cumulative appreciation (depreciation) of centrally cleared swaps contracts as reported in the Statement of Investments. Only the variation margin receiv-
able/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

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Semiannual Report 37

TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

9. Other Derivative Information (continued)

For the period ended February 29, 2016, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:

				Net Change in
				Unrealized
Derivative Contracts		Net Realized		Appreciation
Not Accounted for as	Statement of	Gain (Loss)	Statement of	(Depreciation)
Hedging Instruments	Operations Locations	for the Period	Operations Locations	for the Period
	Net realized gain (loss) from:		Net change in unrealized
			appreciation (depreciation) on:
Interest rate contracts	Swap contracts	$(737,593)	Swap contracts	$(5,111,020)
Foreign exchange contracts	Foreign currency	(1,254,736)[a]	Translation of other assets	2,973,992 [a]
	transactions		and liabilities denominated
			in foreign currencies
Value recovery instruments	Value recovery instruments	—	Value recovery instruments	(393,199)
Totals		$(1,992,329)		$(2,530,227)

[a] Forward exchange contracts are included in net realized gain (loss) from foreign currency transactions and net change in unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies in the Statement of Operations.

For the period ended February 29, 2016, the average month end fair value of derivatives represented 3.83% of average month end net assets. The average month end number of open derivative contracts for the period was 425.

At February 29, 2016, the Fund’s OTC derivative assets and liabilities are as follows:

	Gross and Net Amounts
	of Assets and Liabilities
	Presented in the
	Statement of
	Assets and Liabilities
	Assets[a]	Liabilities[a]
Derivatives
Forward exchange contracts	$4,908,501	$7,208,676

[a]Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

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TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

At February 29, 2016, the Fund’s OTC derivative assets, which may be offset against the Fund’s OTC derivative liabilities and collateral received from the counterparty, are as follows:

Amounts Not Offset in the
Statement of Assets and Liabilities

	Gross and Net
	Amounts of Assets		Financial
	Presented in the	Financial	Instruments	Cash
	Statement of	Instruments	Collateral	Collateral	Net Amount (Not
	Assets and Liabilities	Available for Offset	Received[a]	Received[c]	less than zero)
Counterparty
BOFA	$2,646	$(2,646)	$—	$—	$—
BZWS	310,163	(137,344)	—	—	172,819
CITI	514,606	(514,606)	—	—	—
DBAB	1,309,309	(1,309,309)	—	—	—
GSCO	82,092	(82,092)	—	—	—
HSBK	889,708	(889,708)	—	—	—
JPHQ	1,619,053	(430,367)	(874,188)	—	314,498
MSCO	146,614	(32,803)	—	—	113,811
SCNY	34,310	(34,310)	—	—	—
Total	$4,908,501	$(3,433,185)	$(874,188)	$—	$601,128

[a]At February 29, 2016, the Fund received U.S. Treasury Bonds and Notes as collateral for derivatives.

At February 29, 2016, the Fund’s OTC derivative liabilities, which may be offset against the Fund’s OTC derivative assets and collateral pledged to the counterparty, are as follows:

		Amounts Not Offset in the
		Statement of Assets and Liabilities

	Gross and Net
	Amounts of Liabilities		Financial
	Presented in the	Financial	Instruments	Cash
	Statement of	Instruments	Collateral	Collateral	Net Amount (Not
	Assets and Liabilities	Available for Offset	Pledged	Pledged[a]	less than zero)
Counterparty
BOFA	$9,329	$(2,646)	$—	$—	$6,683
BZWS	137,344	(137,344)	—	—	—
CITI	3,308,043	(514,606)	—	(2,793,437)	—
DBAB	2,130,998	(1,309,309)	—	(821,689)	—
GSCO	119,841	(82,092)	—	(37,749)	—
HSBK	925,272	(889,708)	—	(35,564)	—
JPHQ	430,367	(430,367)	—	—	—
MSCO	32,803	(32,803)	—	—	—
SCNY	114,679	(34,310)	—	—	80,369
Total	$7,208,676	$(3,433,185)	$—	$(3,688,439)	$87,052

[a]In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of over-
collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

See Note 1(c) regarding derivative financial instruments.

See Abbreviation on page 41.

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TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

10. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 10, 2017. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. Effective February 12, 2016, the annual commitment fee is 0.15%. These fees are reflected in other expenses in the Statement of Operations. During the period ended February 29, 2016, the Fund did not use the Global Credit Facility.

11. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepay- ment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of finan- cial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of February 29, 2016, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Foreign Government and Agency Securities[a]	$—	$251,122,367	$—	$251,122,367
Short Term Investments	140,177,825	14,900,188	—	155,078,013
Total Investments in Securities	$140,177,825	$266,022,555	$—	$406,200,380
Other Financial Instruments
Forward Exchange Contracts	$—	$4,908,501	$—	$4,908,501

Liabilities:
Other Financial Instruments
Forward Exchange Contracts	$—	$7,208,676	$—	$7,208,676
Swap Contracts	—	4,404,432	—	4,404,432
Total Other Financial Instruments	$—	$11,613,108	$—	$11,613,108

[a]For detailed categories, see the accompanying Statement of Investments.

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TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

12. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations
Counterparty/Exchange		Currency		Selected Portfolio
BOFA	Bank of America Corp.	AUD	Australian Dollar	FRN	Floating Rate Note
BZWS	Barclays Bank PLC	BRL	Brazilian Real	GDP	Gross Domestic Product
CITI	Citigroup, Inc.	COP	Colombian Peso	VRI	Value Recovery Instruments
DBAB	Deutsche Bank AG	EUR	Euro
GSCO	Goldman Sachs Group, Inc.	IDR	Indonesian Rupiah
HSBK	HSBC Bank PLC	INR	Indian Rupee
JPHQ	JP Morgan Chase & Co.	JPY	Japanese Yen
LCH	LCH Clearnet LLC	KRW	South Korean Won
MSCO	Morgan Stanley	LKR	Sri Lankan Rupee
SCNY	Standard Charted Bank	MXN	Mexican Peso
		MYR	Malaysian Ringgit
		PHP	Philippine Peso
		PLN	Polish Zloty

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Semiannual Report 41

TEMPLETON INCOME TRUST

TEMPLETON INTERNATIONAL BOND FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

42	Semiannual Report

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Semiannual Report and Shareholder Letter
Templeton International Bond Fund

Investment Manager
Franklin Advisers, Inc.

Distributor
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© 2016 Franklin Templeton Investments. All rights reserved.	447 S 04/16

Semiannual Report
and Shareholder Letter
February 29, 2016

Templeton Global Total Return Fund

A SERIES OF TEMPLETON INCOME TRUST

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Contents
Semiannual Report
Templeton Global Total Return Fund	3
Performance Summary	7
Your Fund’s Expenses	10
Financial Highlights and Statement of Investments	12
Financial Statements	37
Notes to Financial Statements	41
Shareholder Information	53

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2 Semiannual Report

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Semiannual Report

Templeton Global Total Return Fund

This semiannual report for Templeton Global Total Return Fund covers the period ended February 29, 2016.

Your Fund’s Goal and Main Investments

The Fund seeks total investment return consisting of a combination of interest income, capital appreciation and currency gains. Under normal market conditions, the Fund invests primarily in fixed and floating rate debt securities and debt obligations (including convertible bonds) of governments, government agencies and government-related or corporate issuers worldwide (collectively, “bonds”). Bonds include debt securities of any maturity, such as bonds, notes, bills and debentures.

Performance Overview

For the six months under review, the Fund’s Class A shares had a -4.58% cumulative total return. In comparison, the global fixed income market, as measured by the Fund’s benchmark, the Barclays Multiverse Index, posted a +2.33% cumulative total return for the same period.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 7.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

Global markets experienced significant volatility during the six-month period, as declines in oil prices and concerns about economic conditions in China and the outlook for growth across the globe appeared to negatively impact markets. However, we believed there was a significant disconnect between market pessimism and the underlying fundamentals. Markets appeared to react as if conditions were worse than the 2008 global financial crisis or the Asian financial crisis of 1997 and 1998, yet several emerging market economies were in far better shape, by our assessment, with larger foreign reserves and more diversified, growing economies. Risk aversion initially peaked during

*Figures reflect certain derivatives held in the portfolio (or their underlying reference assets) and may not equal 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.

the weeks around the start of the reporting period, then began to diminish in October and November, leading to a recovery in risk asset pricing. However, volatility returned in late December and resurged over the first couple of weeks of the new year, leading to further declines in several risk assets as oil prices dropped below $30 per barrel. Risk aversion relented a bit at the end of January before returning again in early February. However, over the final weeks of February, risk appetites returned and several risk assets rallied, creating a positive trend for global markets as the period came to a close.

After postponing action in September and October, the U.S. Federal Reserve raised its policy rate 25 basis points (0.25%) at its December meeting, marking the first increase in the federal funds rate since 2006 and the first non-zero rate policy since 2008. Despite the move toward tightening policy, the Federal Open Market Committee stressed that U.S. monetary policy would remain highly accommodative and that the pace of future increases would be gradual. Although bond yields initially shifted higher across much of Europe, Asia ex-Japan and Latin America in December, they subsequently declined during the first two months of 2016. The yield on the 10-year U.S. Treasury note began the period at 2.21% and finished the period at 1.74%. Additionally, yields across much of Europe declined substantially; the yield on the 10-year German bund

1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 17.

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TEMPLETON GLOBAL TOTAL RETURN FUND

*Figures reflect certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.

**The Fund’s euro area investments were in France, Germany, Italy, the Netherlands and Portugal.

was 0.80% at the start of the period and dropped to 0.11% by the end of February. The Bank of Japan introduced a negative interest rate policy in January, and 10-year Japan government bond yields dropped to -0.07% by period-end from 0.38% on August 31, 2015.

A vast number of currencies across developed and emerging markets depreciated against the U.S. dollar during the period, with only a few select currencies appreciating, most notably the Indonesian rupiah and the Japanese yen. Emerging markets were often regarded by investors as being in near-crisis condition, particularly during the volatility in January and February. Several emerging market currencies stood out as excessively depreciated, in our view. We were focused on the opportunity sets in several currencies and believed that fears of a systemic crisis across the emerging markets asset class were exaggerated. Most commodity exporters and emerging markets with poor macro fundamentals remained vulnerable, but we observed several other emerging market countries that we believed had sound policies and stronger underlying fundamentals than markets were indicating. We observed a subset of compelling valuations across specific currencies and select areas of the local currency bond markets.

Additionally, we continued to believe that fears of global deflation were unwarranted and that markets were overestimating the extent to which lower headline inflation reflected structurally weaker global demand. Supply factors were the main driver behind falling energy and commodity prices, by our assessment, which in turn have pushed headline inflation lower. These are short-term effects, and their disinflationary impact should wane as commodity prices stabilize, in our opinion. The belief that inflation had become structurally lower appeared to make several investors complacent on taking interest rate risk in what we believed was a vulnerable part of the yield cycle. Underlying inflation in the U.S. was not adequately priced into bond yields during the period, in our assessment, and we were wary of the lack of inflation being priced into bond yields across the globe. In our view, there were more risks of inflation moving up than down, yet markets appeared to price in deflation and downside risks.

Investment Strategy

We invest selectively in bonds around the world based upon our assessment of changing market, political and economic conditions. While seeking opportunities, we consider various factors including evaluation of interest rates, currency exchange rates and credit risks. We seek to manage the Fund’s exposure to various currencies and may use currency forward contracts.

What is a currency forward contract?
A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date.

Manager’s Discussion

On the whole, we continued to position our strategies for rising rates by maintaining low portfolio duration and aiming at a negative correlation with U.S. Treasury returns. We also continued to actively seek select duration exposures that we believe offer positive real yields without undue interest rate risk, favoring countries that we believe have solid underlying fundamentals and prudent fiscal, monetary and financial policies. During the period, we shifted out of markets where we had previously held contrarian positions to reallocate to positions that, in our view, had fundamentally attractive valuations for the medium term. We also maintained our exposures to several of our strongest

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TEMPLETON GLOBAL TOTAL RETURN FUND

Currency Breakdown*
2/29/16
% of Total
Net Assets
Americas	140.3%
U.S. Dollar	99.2%
Mexican Peso	21.3%
Brazilian Real	13.6%
Uruguayan Peso	4.4%
Chilean Peso	1.7%
Colombian Peso	0.1%
Middle East & Africa	2.3%
Ghanaian Cedi	2.3%
Asia Pacific	-3.2%
Malaysian Ringgit	16.6%
Indonesian Rupiah	11.4%
Indian Rupee	7.8%
Philippine Peso	4.1%
Sri Lankan Rupee	0.8%
South Korean Won	-1.3%
Australian Dollar	-7.5%
Japanese Yen	-35.1%
Europe	-39.4%
Serbian Dinar	2.9%
Polish Zloty	0.3%
British Pound Sterling	0.0%**
Euro	-42.6%

*Figures reflect certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.
**Rounds to less than 0.1%.

investment convictions and added to those types of positions as prices became cheaper during periods of heightened volatility. Despite the persistence of volatility during the period, we remained encouraged by the vast set of fundamentally attractive valuations across the global bond and currency markets. We favored currencies in countries where inflation was picking up and growth remained healthy yet the local currencies remained fundamentally undervalued, by our assessment. We were positioned for depreciation of the euro and yen, a rise in U.S. Treasury yields and currency appreciation in select emerging markets. During the period, we used currency forward contracts to actively manage exposure to currencies. We also used interest rate swaps to tactically manage duration exposures.

What is duration?
Duration is a measure of a bond’s price sensitivity to interest rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest rate changes than a portfolio with a higher duration.

What is an interest rate swap?
An interest rate swap is an agreement between two parties to exchange interest rate payment obligations, generally one
based on an interest rate fixed to maturity and the other based on an interest rate that changes in accordance with changes in a designated benchmark (for example, LIBOR, prime, commercial
paper, or other benchmarks).

During the period the Fund’s negative absolute performance was primarily attributable to currency positions followed by overall credit exposures. Interest rate strategies had a largely neutral effect on absolute return. Among currencies, the Fund’s net-negative position in the Japanese yen, through the use of currency forward contracts, detracted from absolute performance as did the Fund’s currency positions in Latin America. However, the Fund’s net-negative position in the euro, through the use of currency forward contracts, contributed to absolute return, as did the Fund’s currency positions in Asia ex-Japan. The Fund maintained a defensive approach regarding interest rates in developed and emerging markets. Negative duration exposure to U.S. Treasuries detracted from absolute performance while duration exposures in Latin America and multiple countries in other regions contributed. Among credit exposures, high yield corporate bonds detracted from absolute return.

On a relative basis, the Fund’s underperformance was primarily attributable to interest rate strategies followed by currency positions. Sovereign credit exposures had a largely neutral effect on relative results. Underweighted duration exposure to U.S. Treasuries detracted from relative return as did underweighted duration exposure in Europe and Japan. However, select overweighted duration exposures in Latin America and multiple countries in other regions contributed to relative performance. Among currencies, the Fund’s underweighted position in the Japanese yen detracted from relative performance as did overweighted currency positions in Latin America. However, underweighted positioning in the euro contributed to relative performance, as did overweighted currency positions in Asia ex-Japan. Among credit exposures, overweighted positioning in high yield corporate bonds detracted from relative return, while underweighted exposure to investment-grade corporate bonds contributed.

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Semiannual Report 5

TEMPLETON GLOBAL TOTAL RETURN FUND

Thank you for your continued participation in Templeton Global Total Return Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of February 29, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representa-
tion or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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TEMPLETON GLOBAL TOTAL RETURN FUND

Performance Summary as of February 29, 2016

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value

Share Class (Symbol)	2/29/16	8/31/15		Change
A (TGTRX)	$10.92	$11.63	-$	0.71
C (TTRCX)	$10.91	$11.61	-$	0.70
R (N/A)	$10.93	$11.63	-$	0.70
R6 (FTTRX)	$10.93	$11.64	-$	0.71
Advisor (TTRZX)	$10.94	$11.64	-$	0.70

Distributions[1] (9/1/15–2/29/16)

Dividend
Share Class	Income
A	$0.1837
C	$0.1611
R	$0.1694
R6	$0.2053
Advisor	$0.1978

See page 9 for Performance Summary footnotes.

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TEMPLETON GLOBAL TOTAL RETURN FUND

Performance as of 2/29/162

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/R6/Advisor Class: no sales charges.

				Average Annual
	Cumulative	Average Annual	Value of $10,000	Total Return	Total Annual Operating Expenses[7]
Share Class	Total Return[3]	Total Return[4]	Investment[5]	(3/31/16)[6]	(with waiver)	(without waiver)
A					1.03%	1.04%
6-Month	-4.58%	-8.66%	$9,134
1-Year	-10.29%	-14.11%	$8,589	-9.06%
5-Year	+9.66%	+0.98%	$10,498	+1.54%
Since Inception (9/30/08)	+67.34%	+6.57%	$16,028	+7.15%
C					1.43%	1.44%
6-Month	-4.69%	-5.63%	$9,437
1-Year	-10.59%	-11.46%	$8,854	-6.34%
5-Year	+7.50%	+1.46%	$10,750	+2.04%
Since Inception (9/30/08)	+62.59%	+6.78%	$16,259	+7.35%
R					1.28%	1.29%
6-Month	-4.61%	-4.61%	$9,539
1-Year	-10.44%	-10.44%	$8,956	-5.27%
5-Year	+8.29%	+1.61%	$10,829	+2.19%
Since Inception (9/30/08)	+64.56%	+6.95%	$16,456	+7.52%
R6					0.67%	0.68%
6-Month	-4.39%	-4.39%	$9,561
1-Year	-9.95%	-9.95%	$9,005	-4.59%
Since Inception (5/1/13)	-8.47%	-3.08%	$9,153	-1.41%
Advisor					0.78%	0.79%
6-Month	-4.37%	-4.37%	$9,563
1-Year	-10.05%	-10.05%	$8,995	-4.79%
5-Year	+11.04%	+2.12%	$11,104	+2.70%
Since Inception (9/30/08)	+70.59%	+7.47%	$17,059	+8.04%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 9 for Performance Summary footnotes.

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TEMPLETON GLOBAL TOTAL RETURN FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Currency rates may fluctuate significantly over short periods of time and can reduce returns. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio that may result in significant volatility and cause the Fund to participate in losses (as well as enable gains) on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits and may realize losses when a counterparty fails to perform as promised. Foreign securities involve special risks, including currency fluctuations and economic and political uncertainties. Investments in emerging markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size and lesser liquidity. Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a government entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due. Investments in lower rated bonds include higher risk of default and loss of principal. Changes in interest rates will affect the value of the Fund’s portfolio and its share price and yield. Bond prices generally move in the opposite direction of interest rates. As prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The markets for particular securities or types of securities are or may become relatively illiquid. Reduced liquidity will have an adverse impact on the security’s value and on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific market event. The Fund is nondiversified, which involves the risk of greater price fluctuation than a more diversified portfolio. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Class R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Class R6: Shares are available to certain eligible investors as described in the prospectus.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
2. The Fund has a fee waiver associated with any investment in a Franklin Templeton money fund, contractually guaranteed through at least the Fund’s current fiscal year-
end. Fund investment results reflect the fee waiver, to the extent applicable; without this reduction, the results would have been lower.
3. Cumulative total return represents the change in value of an investment over the periods indicated.
4. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
5. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
6. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
7. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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Semiannual Report 9

TEMPLETON GLOBAL TOTAL RETURN FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1. Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2. Multiply the result by the number under the heading “Expenses Paid During Period.”

If Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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TEMPLETON GLOBAL TOTAL RETURN FUND
YOUR FUND’S EXPENSES

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 9/1/15	Value 2/29/16	Period* 9/1/15–2/29/16
A
Actual	$1,000	$954.20	$5.10
Hypothetical (5% return before expenses)	$1,000	$1,019.64	$5.27
C
Actual	$1,000	$953.10	$7.04
Hypothetical (5% return before expenses)	$1,000	$1,017.65	$7.27
R
Actual	$1,000	$953.90	$6.32
Hypothetical (5% return before expenses)	$1,000	$1,018.40	$6.52
R6
Actual	$1,000	$956.10	$3.31
Hypothetical (5% return before expenses)	$1,000	$1,021.48	$3.42
Advisor
Actual	$1,000	$956.30	$3.89
Hypothetical (5% return before expenses)	$1,000	$1,020.89	$4.02
*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 1.05%;
C: 1.45%; R: 1.30%; R6: 0.68%; and Advisor: 0.80%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

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TEMPLETON INCOME TRUST

Financial Highlights
Templeton Global Total Return Fund
	Six Months Ended		Year Ended August 31,
	February 29, 2016
	(unaudited)	2015	2014	2013	2012	2011
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.63	$13.59	$12.95	$13.15	$13.47	$12.55
Income from investment operations[a]:
Net investment income[b]	0.27	0.51	0.49	0.52	0.55	0.57
Net realized and unrealized gains (losses)	(0.80)	(1.48)	0.74	0.17	(0.13)	0.91
Total from investment operations	(0.53)	(0.97)	1.23	0.69	0.42	1.48
Less distributions from:
Net investment income and net foreign
currency gains	(0.18)	(0.96)	(0.59)	(0.86)	(0.66)	(0.56)
Net realized gains	—	(0.03)	—	(0.03)	(0.08)	—
Total distributions	(0.18)	(0.99)	(0.59)	(0.89)	(0.74)	(0.56)
Net asset value, end of period	$10.92	$11.63	$13.59	$12.95	$13.15	$13.47

Total return[c]	(4.58)%	(7.40)%	9.56%	5.27%	3.36%	12.04%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	1.06%	1.04%	1.03%	1.01%	1.04%	1.04%
Expenses net of waiver and payments by
affiliates	1.05%[e]	1.02%[e]	1.01%[e]	1.00%[e]	1.04%	1.04%
Net investment income	4.85%	4.05%	3.66%	3.76%	4.33%	4.23%

Supplemental data
Net assets, end of period (000’s)	$1,419,968	$1,632,114	$2,115,198	$1,875,526	$1,138,837	$940,949
Portfolio turnover rate	29.00%	32.07%	28.85%	25.45%	23.98%	15.78%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[d]Ratios are annualized for periods less than one year.
[e]Benefit of expense reduction rounds to less than 0.01%.

12	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

TEMPLETON INCOME TRUST
FINANCIAL H IGHLIGHTS

Templeton Global Total Return Fund (continued)
	Six Months Ended		Year Ended August 31,
	February 29, 2016
	(unaudited)	2015	2014	2013	2012	2011
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.61	$13.58	$12.94	$13.13	$13.46	$12.53
Income from investment operations[a]:
Net investment income[b]	0.25	0.46	0.44	0.46	0.50	0.51
Net realized and unrealized gains (losses)	(0.79)	(1.49)	0.73	0.19	(0.14)	0.93
Total from investment operations	(0.54)	(1.03)	1.17	0.65	0.36	1.44
Less distributions from:
Net investment income and net foreign
currency gains	(0.16)	(0.91)	(0.53)	(0.81)	(0.61)	(0.51)
Net realized gains	—	(0.03)	—	(0.03)	(0.08)	—
Total distributions	(0.16)	(0.94)	(0.53)	(0.84)	(0.69)	(0.51)
Net asset value, end of period	$10.91	$11.61	$13.58	$12.94	$13.13	$13.46

Total return[c]	(4.69)%	(7.85)%	9.22%	4.78%	3.03%	11.61%

Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	1.46%	1.44%	1.43%	1.41%	1.44%	1.44%
Expenses net of waiver and payments by affiliates	1.45%[e]	1.42%[e]	1.41%[e]	1.40%[e]	1.44%	1.44%
Net investment income	4.45%	3.65%	3.26%	3.36%	3.93%	3.83%

Supplemental data
Net assets, end of period (000’s)	$580,832	$708,010	$904,521	$809,479	$512,461	$462,929
Portfolio turnover rate	29.00%	32.07%	28.85%	25.45%	23.98%	15.78%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 13

TEMPLETON INCOME TRUST
FINANCIAL H IGHLIGHTS

Templeton Global Total Return Fund (continued)
	Six Months Ended		Year Ended August 31,
February 29, 2016
	(unaudited)	2015	2014	2013	2012	2011
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.63	$13.60	$12.96	$13.15	$13.48	$12.55
Income from investment operations[a]:
Net investment income[b]	0.26	0.48	0.46	0.50	0.52	0.54
Net realized and unrealized gains (losses)	(0.79)	(1.49)	0.73	0.17	(0.14)	0.92
Total from investment operations	(0.53)	(1.01)	1.19	0.67	0.38	1.46
Less distributions from:
Net investment income and net foreign currency
gains	(0.17)	(0.93)	(0.55)	(0.83)	(0.63)	(0.53)
Net realized gains	—	(0.03)	—	(0.03)	(0.08)	—
Total distributions	(0.17)	(0.96)	(0.55)	(0.86)	(0.71)	(0.53)
Net asset value, end of period	$10.93	$11.63	$13.60	$12.96	$13.15	$13.48

Total return[c]	(4.61)%	(7.70)%	9.36%	4.93%	3.18%	11.75%

Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	1.31%	1.29%	1.28%	1.26%	1.29%	1.29%
Expenses net of waiver and payments by affiliates	1.30%[e]	1.27%[e]	1.26%[e]	1.25%[e]	1.29%	1.29%
Net investment income	4.60%	3.80%	3.41%	3.51%	4.08%	3.98%

Supplemental data
Net assets, end of period (000’s)	$9,241	$9,809	$8,090	$7,450	$6,508	$5,357
Portfolio turnover rate	29.00%	32.07%	28.85%	25.45%	23.98%	15.78%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.

14 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

TEMPLETON INCOME TRUST
FINANCIAL H IGHLIGHTS

Templeton Global Total Return Fund (continued)
	Six Months Ended	Year Ended August 31,
	February 29, 2016
	(unaudited)	2015	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.64	$13.61	$12.97	$14.03
Income from investment operations[b]:
Net investment income[c]	0.30	0.56	0.54	0.15
Net realized and unrealized gains (losses)	(0.80)	(1.49)	0.74	(1.03)
Total from investment operations	(0.50)	(0.93)	1.28	(0.88)
Less distributions from:
Net investment income and net foreign currency gains	(0.21)	(1.01)	(0.64)	(0.18)
Net realized gains	—	(0.03)	—	—
Total distributions	(0.21)	(1.04)	(0.64)	(0.18)
Net asset value, end of period	$10.93	$11.64	$13.61	$12.97

Total return[d]	(4.39)%	(7.12)%	10.02%	(6.31)%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	0.69%	0.68%	0.68%	0.68%
Expenses net of waiver and payments by affiliates[f]	0.68%	0.66%	0.66%	0.67%
Net investment income	5.22%	4.41%	4.01%	4.09%

Supplemental data
Net assets, end of period (000’s)	$1,198,175	$1,220,888	$1,038,236	$691,716
Portfolio turnover rate	29.00%	32.07%	28.85%	25.45%

aFor the period May 1, 2013 (effective date) to August 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 15

TEMPLETON INCOME TRUST
FINANCIAL H IGHLIGHTS

Templeton Global Total Return Fund (continued)
	Six Months Ended		Year Ended August 31,
	February 29, 2016
	(unaudited)	2015	2014	2013	2012	2011
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.64	$13.61	$12.97	$13.16	$13.49	$12.56
Income from investment operations[a]:
Net investment income[b]	0.29	0.55	0.53	0.55	0.59	0.60
Net realized and unrealized gains (losses)	(0.79)	(1.49)	0.73	0.19	(0.14)	0.92
Total from investment operations	(0.50)	(0.94)	1.26	0.74	0.45	1.52
Less distributions from:
Net investment income and net foreign
currency gains	(0.20)	(1.00)	(0.62)	(0.90)	(0.70)	(0.59)
Net realized gains	—	(0.03)	—	(0.03)	(0.08)	—
Total distributions	(0.20)	(1.03)	(0.62)	(0.93)	(0.78)	(0.59)
Net asset value, end of period	$10.94	$11.64	$13.61	$12.97	$13.16	$13.49

Total return[c]	(4.37)%	(7.23)%	9.91%	5.45%	3.70%	12.30%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	0.81%	0.79%	0.78%	0.76%	0.79%	0.79%
Expenses net of waiver and payments by
affiliates	0.80%[e]	0.77%[e]	0.76%[e]	0.75%[e]	0.79%	0.79%
Net investment income	5.10%	4.30%	3.91%	4.01%	4.58%	4.48%

Supplemental data
Net assets, end of period (000’s)	$2,808,771	$3,857,408	$5,017,585	$3,602,558	$2,313,376	$1,726,189
Portfolio turnover rate	29.00%	32.07%	28.85%	25.45%	23.98%	15.78%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.

16 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

TEMPLETON INCOME TRUST

Statement of Investments, February 29, 2016 (unaudited)

Templeton Global Total Return Fund

	Shares/
	Warrants		Value
Common Stocks and Other Equity Interests 0.1%
South Africa 0.1%
[a,b] Edcon Holdings Ltd., F wts., 2/20/49	22,026		$240
[a,b] Edcon Holdings Ltd., F1 wts., 2/20/49	394,125,656		4,288,481
[a,b] Edcon Holdings Ltd., F2 wts., 2/20/49	31,916,299		347,281
			4,636,002
United Kingdom 0.0%†
[a] CEVA Holdings LLC	920		413,798
Total Common Stocks and Other Equity Interests
(Cost $5,828,983)			5,049,800
Convertible Preferred Stocks 0.0%†
United Kingdom 0.0%†
[a] CEVA Holdings LLC, cvt. pfd., A-1	37		22,644
[a] CEVA Holdings LLC, cvt. pfd., A-2	1,991		895,761
Total Convertible Preferred Stocks (Cost $2,895,379)			918,405

	Principal
	Amount*
Convertible Bonds (Cost $53,860,000) 0.7%
Canada 0.7%
B2Gold Corp., cvt., senior sub. note, 3.25%, 10/01/18	53,860,000		43,626,600
Foreign Government and Agency Securities 75.7%
Bosnia & Herzegovina 0.0%†
[c,d] Government of Bosnia & Herzegovina, senior bond, B, Reg S, FRN, 0.813%, 12/11/21	175,000	DEM	81,295
Brazil 13.2%
Letra Tesouro Nacional, Strip,
7/01/16	2,070	[e] BRL	493,094
10/01/16	46,650	[e] BRL	10,739,452
1/01/19	530,100	[e] BRL	88,810,070
7/01/19	954,690	[e] BRL	148,399,259
Nota Do Tesouro Nacional,
10.00%, 1/01/17	57,615	[e] BRL	13,916,813
10.00%, 1/01/21	665,390	[e] BRL	137,418,113
10.00%, 1/01/23	357,560	[e] BRL	69,305,656
10.00%, 1/01/25	566,760	[e] BRL	104,375,559
10.00%, 1/01/27	126,990	[e] BRL	22,359,948
[f] Index Linked, 6.00%, 5/15/17	5,321	[e] BRL	3,769,404
[f] Index Linked, 6.00%, 5/15/19	73,710	[e] BRL	51,497,343
[f] Index Linked, 6.00%, 8/15/20	4,190	[e] BRL	2,911,292
[f] Index Linked, 6.00%, 8/15/22	62,989	[e] BRL	42,342,049
[f] Index Linked, 6.00%, 5/15/23	143,373	[e] BRL	95,529,741
[f] Index Linked, 6.00%, 8/15/24	4,390	[e] BRL	2,915,485
[f] Index Linked, 6.00%, 8/15/50	400	[e] BRL	237,752
			795,021,030
Colombia 0.1%
Titulos De Tesoreria B,
5.00%, 11/21/18	6,334,000,000	COP	1,806,737
7.75%, 9/18/30	2,203,000,000	COP	589,724
senior bond, 7.00%, 5/04/22	1,652,000,000	COP	465,162

franklintempleton.com	Semiannual Report		17

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

	Principal
	Amount*		Value
Foreign Government and Agency Securities (continued)
Colombia (continued)
Titulos De Tesoreria B, (continued)
senior bond, 10.00%, 7/24/24	1,102,000,000	COP $	360,188
senior note, 7.00%, 9/11/19	2,203,000,000	COP	649,677
senior note, 11.00%, 7/24/20	2,203,000,000	COP	739,115
			4,610,603
Croatia 0.1%
[g] Government of Croatia, 144A, 6.75%, 11/05/19	4,070,000		4,433,349
Ecuador 0.7%
[g] Government of Ecuador, senior note, 144A, 7.95%, 6/20/24	55,320,000		40,235,342
Ghana 2.1%
Ghana Treasury Note,
24.25%, 10/09/17	4,890,000	GHS	1,277,105
23.95%, 11/06/17	7,490,000	GHS	1,948,380
23.30%, 12/11/17	13,470,000	GHS	3,473,315
Government of Ghana,
16.90%, 3/07/16	2,390,000	GHS	618,212
19.24%, 5/30/16	33,350,000	GHS	8,532,979
23.00%, 2/13/17	25,490,000	GHS	6,568,812
25.48%, 4/24/17	1,320,000	GHS	346,957
24.44%, 5/29/17	34,140,000	GHS	8,893,995
26.00%, 6/05/17	3,110,000	GHS	825,059
25.40%, 7/31/17	11,600,000	GHS	3,067,342
23.00%, 8/21/17	85,849,000	GHS	22,065,878
23.23%, 2/19/18	19,460,000	GHS	5,010,437
22.49%, 4/23/18	5,950,000	GHS	1,492,399
23.47%, 5/21/18	47,670,000	GHS	12,299,076
19.04%, 9/24/18	43,190,000	GHS	10,252,906
24.50%, 10/22/18	71,467,000	GHS	18,542,144
21.00%, 3/23/20	460,000	GHS	110,220
senior note, 24.00%, 11/23/20	94,380,000	GHS	24,519,649
			129,844,865
India 4.6%
Government of India,
senior bond, 7.80%, 5/03/20	1,786,600,000	INR	26,330,248
senior bond, 8.35%, 5/14/22	527,100,000	INR	7,895,333
senior bond, 8.33%, 7/09/26	3,078,000,000	INR	45,749,401
senior bond, 8.15%, 11/24/26	2,106,000,000	INR	30,980,632
senior bond, 8.28%, 9/21/27	2,306,800,000	INR	34,276,806
senior bond, 8.60%, 6/02/28	1,852,900,000	INR	28,162,287
senior note, 7.28%, 6/03/19	69,400,000	INR	1,008,821
senior note, 8.12%, 12/10/20	1,341,500,000	INR	19,954,727
senior note, 7.16%, 5/20/23	2,481,400,000	INR	34,745,239
senior note, 8.83%, 11/25/23	665,900,000	INR	10,215,885
senior note, 9.15%, 11/14/24	2,349,000,000	INR	37,011,430
			276,330,809
Indonesia 9.0%
Government of Indonesia,
7.875%, 4/15/19	80,882,000,000	IDR	6,045,582
6.125%, 5/15/28	18,838,000,000	IDR	1,144,390

18 Semiannual Report

franklintempleton.com

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

	Principal
	Amount*		Value
Foreign Government and Agency Securities (continued)
Indonesia (continued)
Government of Indonesia, (continued)
FR31, 11.00%, 11/15/20	35,872,000,000	IDR $	2,980,755
FR34, 12.80%, 6/15/21	34,970,000,000	IDR	3,127,322
FR35, 12.90%, 6/15/22	95,624,000,000	IDR	8,731,552
FR36, 11.50%, 9/15/19	33,165,000,000	IDR	2,740,875
FR39, 11.75%, 8/15/23	20,613,000,000	IDR	1,817,048
FR40, 11.00%, 9/15/25	110,250,000,000	IDR	9,522,789
FR42, 10.25%, 7/15/27	21,121,000,000	IDR	1,765,084
FR43, 10.25%, 7/15/22	3,593,000,000	IDR	293,550
FR44, 10.00%, 9/15/24	15,790,000,000	IDR	1,287,100
FR46, 9.50%, 7/15/23	651,100,000,000	IDR	51,503,247
FR47, 10.00%, 2/15/28	33,169,000,000	IDR	2,728,528
FR48, 9.00%, 9/15/18	23,719,000,000	IDR	1,819,029
FR52, 10.50%, 8/15/30	24,050,000,000	IDR	2,071,013
FR61, 7.00%, 5/15/22	79,931,000,000	IDR	5,618,838
senior bond, 5.625%, 5/15/23	86,004,000,000	IDR	5,491,020
senior bond, 7.00%, 5/15/27	12,559,000,000	IDR	834,245
senior bond, 9.00%, 3/15/29	543,676,000,000	IDR	41,674,233
senior bond, FR53, 8.25%, 7/15/21	2,041,313,000,000	IDR	154,899,730
senior bond, FR56, 8.375%, 9/15/26	2,079,752,000,000	IDR	157,085,748
senior bond, FR70, 8.375%, 3/15/24	1,022,875,000,000	IDR	76,493,763
senior note, 8.50%, 10/15/16	3,130,000,000	IDR	236,997
senior note, 5.25%, 5/15/18	28,467,000,000	IDR	2,025,601
			541,938,039
Kenya 0.3%
[g] Government of Kenya, senior note, 144A, 6.875%, 6/24/24	19,534,000		18,034,765
Malaysia 3.1%
Government of Malaysia,
3.314%, 10/31/17	249,350,000	MYR	59,545,136
senior bond, 3.814%, 2/15/17	100,360,000	MYR	24,067,784
senior note, 3.394%, 3/15/17	153,994,000	MYR	36,791,565
senior note, 4.012%, 9/15/17	283,310,000	MYR	68,357,549
			188,762,034
Mexico 13.3%
Government of Mexico,
7.25%, 12/15/16	54,283,250	[h] MXN	306,735,564
7.75%, 12/14/17	54,156,960	[h] MXN	316,666,730
senior note, 8.50%, 12/13/18	26,330,500	[h] MXN	158,776,374
[i] Mexican Udibonos, Index Linked,
5.00%, 6/16/16	848,033	[j] MXN	4,704,737
3.50%, 12/14/17	856,185	[j] MXN	4,909,294
4.00%, 6/13/19	589,157	[j] MXN	3,429,139
2.50%, 12/10/20	464,500	[j] MXN	2,539,680
			797,761,518
Philippines 2.6%
Government of the Philippines,
senior bond, 9.125%, 9/04/16	299,080,000	PHP	6,489,864
senior note, 1.625%, 4/25/16	6,956,330,000	PHP	146,384,591
senior note, 2.875%, 5/22/17	54,650,000	PHP	1,156,022

franklintempleton.com

Semiannual Report 19

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

	Principal
	Amount*		Value
Foreign Government and Agency Securities (continued)
Philippines (continued)
Government of the Philippines, (continued)
senior note, 5.875%, 1/31/18	15,900,000	PHP $	347,234
senior note, 5-72, 2.125%, 5/23/18	95,410,000	PHP	1,960,927
			156,338,638
Poland 0.3%
Government of Poland,
4.75%, 4/25/17	9,170,000	PLN	2,384,418
[d] FRN, 1.75%, 1/25/21	55,199,000	PLN	13,616,606
			16,001,024
Portugal 3.1%
Government of Portugal,
[g] 144A, 5.125%, 10/15/24	179,860,000		178,770,048
[c] senior bond, Reg S, 4.95%, 10/25/23	1,419,700	EUR	1,799,718
[c] senior bond, Reg S, 5.65%, 2/15/24	3,549,500	EUR	4,653,076
			185,222,842
Serbia 2.8%
Serbia Treasury Bond, 8.00%, 10/22/20	1,033,750,000	RSD	9,601,775
Serbia Treasury Note,
10.00%, 5/22/16	273,340,000	RSD	2,445,352
10.00%, 6/27/16	680,370,000	RSD	6,122,491
10.00%, 8/15/16	280,100,000	RSD	2,540,181
10.00%, 10/17/16	156,810,000	RSD	1,435,421
10.00%, 12/19/16	439,100,000	RSD	4,054,883
8.00%, 1/12/17	49,570,000	RSD	451,866
8.00%, 3/23/17	570,360,000	RSD	5,227,898
8.00%, 4/06/17	827,050,000	RSD	7,586,795
10.00%, 5/08/17	149,560,000	RSD	1,404,567
10.00%, 7/10/17	3,418,090,000	RSD	32,298,480
10.00%, 11/08/17	848,160,000	RSD	8,105,587
10.00%, 3/02/18	1,570,870,000	RSD	15,122,704
10.00%, 4/27/18	3,047,410,000	RSD	29,436,407
10.00%, 11/21/18	140,010,000	RSD	1,366,128
10.00%, 8/21/19	2,432,950,000	RSD	24,003,563
10.00%, 3/20/21	470,580,000	RSD	4,701,466
10.00%, 6/05/21	116,150,000	RSD	1,158,439
10.00%, 9/11/21	1,505,120,000	RSD	14,896,456
			171,960,459
South Korea 11.1%
Korea Monetary Stabilization Bond, senior note,
2.80%, 4/02/16	47,389,180,000	KRW	38,277,406
2.79%, 6/02/16	140,314,170,000	KRW	113,584,685
1.62%, 6/09/16	10,349,900,000	KRW	8,353,556
2.46%, 8/02/16	43,062,100,000	KRW	34,888,134
1.56%, 8/09/16	21,371,000,000	KRW	17,249,107
2.22%, 10/02/16	23,710,100,000	KRW	19,214,181
1.61%, 11/09/16	92,943,300,000	KRW	75,062,766
2.07%, 12/02/16	93,144,700,000	KRW	75,497,887
1.96%, 2/02/17	39,466,600,000	KRW	31,990,280
1.70%, 8/02/17	16,047,900,000	KRW	12,992,579

20 Semiannual Report

franklintempleton.com

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

	Principal
	Amount*		Value
Foreign Government and Agency Securities (continued)
South Korea (continued)
Korea Monetary Stabilization Bond, senior note, (continued)
1.56%, 10/02/17	117,730,100,000	KRW $	95,147,348
Korea Treasury Bond, senior note,
3.00%, 12/10/16	84,987,540,000	KRW	69,384,882
2.00%, 12/10/17	92,761,600,000	KRW	75,555,789
			667,198,600
Sri Lanka 0.8%
Government of Sri Lanka,
8.25%, 3/01/17	10,170,000	LKR	70,122
8.00%, 6/15/17	29,570,000	LKR	202,811
10.60%, 7/01/19	441,620,000	LKR	3,097,241
10.60%, 9/15/19	805,410,000	LKR	5,635,701
8.00%, 11/01/19	29,570,000	LKR	191,113
9.25%, 5/01/20	35,270,000	LKR	232,455
11.20%, 7/01/22	89,990,000	LKR	630,455
A,6.40%, 8/01/16	86,300,000	LKR	592,485
A,5.80%, 1/15/17	394,700,000	LKR	2,671,673
A,7.50%, 8/15/18	95,560,000	LKR	627,838
A,8.00%, 11/15/18	542,330,000	LKR	3,584,243
A,9.00%, 5/01/21	162,810,000	LKR	1,043,340
A,11.00%, 8/01/21	83,950,000	LKR	584,198
B,8.00%, 6/01/16	1,537,000,000	LKR	10,621,338
B,6.40%, 10/01/16	885,200,000	LKR	6,059,595
B,5.80%, 7/15/17	973,900,000	LKR	6,494,180
B,8.50%, 7/15/18	124,950,000	LKR	842,064
C,8.50%, 4/01/18	510,340,000	LKR	3,451,676
D,8.50%, 6/01/18	119,600,000	LKR	806,166
			47,438,694
Ukraine 4.1%
[g] Government of Ukraine, 144A,
7.75%, 9/01/19	8,163,000		7,486,246
7.75%, 9/01/20	32,060,000		29,030,170
7.75%, 9/01/21	31,979,000		28,666,935
7.75%, 9/01/22	31,979,000		28,362,655
7.75%, 9/01/23	31,979,000		28,066,209
7.75%, 9/01/24	31,979,000		27,709,643
7.75%, 9/01/25	31,979,000		27,389,374
7.75%, 9/01/26	31,979,000		27,121,710
7.75%, 9/01/27	31,979,000		27,065,427
[a,k] VRI, GDP Linked Securities, 5/31/40	60,577,000		19,157,476
			250,055,845
Uruguay 4.4%
[i] Government of Uruguay,
Index Linked, 4.25%, 4/05/27	258,377,418	UYU	7,228,153
senior bond, Index Linked, 5.00%, 9/14/18	183,447,690	UYU	5,685,142
senior bond, Index Linked, 4.375%, 12/15/28	3,908,288,548	UYU	109,092,492
senior bond, Index Linked, 4.00%, 7/10/30	134,987,855	UYU	3,664,548
senior bond, Index Linked, 3.70%, 6/26/37	28,768,923	UYU	690,593
Uruguay Notas del Tesoro,
11.00%, 3/21/17	765,015,000	UYU	22,766,823

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Semiannual Report 21

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

	Principal
	Amount*		Value
Foreign Government and Agency Securities (continued)
Uruguay (continued)
Uruguay Notas del Tesoro, (continued)
7, 13.25%, 4/08/18	304,900,000	UYU	$9,206,958
[i] 10, Index Linked, 4.25%, 1/05/17	295,282,186	UYU	9,109,398
[i] 13, Index Linked, 4.00%, 5/25/25	632,680,754	UYU	17,596,915
[i] 14, Index Linked, 4.00%, 6/10/20	599,934,543	UYU	17,662,650
[i] 16, Index Linked, 3.25%, 1/27/19	1,040,398	UYU	30,675
[i] 17, Index Linked, 2.75%, 6/16/16	366,009,523	UYU	11,287,064
[i] 18, Index Linked, 2.25%, 8/23/17	184,107,716	UYU	5,502,207
[i] 19, Index Linked, 2.50%, 9/27/22	195,466,496	UYU	5,045,184
senior note, 13.90%, 7/29/20	420,202,000	UYU	12,830,928
Uruguay Treasury Bill, Strip,
2/10/17	86,270,000	UYU	2,345,821
4/03/17	581,589,000	UYU	15,515,657
5/19/17	272,740,000	UYU	7,158,949
			262,420,157
Total Foreign Government and Agency Securities
(Cost $5,296,861,321)			4,553,689,908
Quasi-Sovereign and Corporate Bonds 4.6%
Australia 0.2%
[g] Barminco Finance Pty. Ltd., senior note, 144A, 9.00%, 6/01/18	2,200,000		1,685,750
[g] FMG Resources (August 2006) Pty. Ltd., senior secured note, 144A, 9.75%, 3/01/22	8,500,000		7,995,312
			9,681,062
Bermuda 0.1%
[g] Digicel Ltd., senior note, 144A, 6.00%, 4/15/21	6,100,000		5,226,938
Canada 0.2%
CHC Helicopter SA, senior secured note, first lien, 9.25%, 10/15/20	9,450,000		3,402,000
[g] First Quantum Minerals Ltd., senior note, 144A,
6.75%, 2/15/20	4,890,000		2,567,250
7.00%, 2/15/21	5,000,000		2,600,000
			8,569,250
France 0.0%†
CGG SA, senior note,
6.50%, 6/01/21	400,000		137,000
6.875%, 1/15/22	5,700,000		2,052,000
			2,189,000
Germany 0.0%†
[g] Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, senior secured bond,
first lien, 144A, 5.75%, 1/15/23	1,701,000	EUR	1,954,969
Italy 0.1%
[g] Wind Acquisition Finance SA, senior note, 144A, 7.375%, 4/23/21	7,000,000		6,413,750
Luxembourg 0.2%
ArcelorMittal, senior note, 6.50%, 3/01/21	8,000,000		7,225,000
Intelsat Jackson Holdings SA,
senior bond, 6.625%, 12/15/22	2,000,000		1,015,000
senior bond, 5.50%, 8/01/23	6,500,000		4,257,500
senior note, 7.50%, 4/01/21	2,000,000		1,347,860
			13,845,360

22 Semiannual Report

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T E M P L E T O N I N C O M E T R U S T
S T A T E M E N T O F I N V E S T M E N T S ( U N A U D I T E D )

Templeton Global Total Return Fund (continued)

	Principal
	Amount*		Value
Quasi-Sovereign and Corporate Bonds (continued)
Mexico 0.1%
[g] Cemex Finance LLC, senior secured note, first lien, 144A, 6.00%, 4/01/24	8,700,000		$7,862,625
Netherlands 0.1%
[g] InterGen NV, secured bond, 144A, 7.00%, 6/30/23	9,000,000		6,210,000
Russia 0.2%
LUKOIL International Finance BV,
[g] 144A, 6.656%, 6/07/22	430,000		448,438
[c] Reg S, 6.656%, 6/07/22	2,400,000		2,503,500
[g] senior note, 144A, 6.125%, 11/09/20	6,180,000		6,398,958
TNK-BP Finance SA,
[g] senior bond, 144A, 7.25%, 2/02/20	590,000		622,081
[c] senior note, Reg S, 7.875%, 3/13/18	420,000		445,796
			10,418,773
South Africa 0.4%
Edcon Ltd.,
[g] secured note, 144A, 9.50%, 3/01/18	2,000,000	EUR	957,528
[g] senior secured note, 144A, 9.50%, 3/01/18	13,350,000		6,408,000
[g] senior secured note, 144A, 9.50%, 3/01/18	7,916,000	EUR	3,789,896
[g,l] senior secured note, 144A, PIK, 8.00%, 6/30/19	2,908,684	EUR	2,733,482
[g,l] senior secured note, 144A, PIK, 8.00%, 6/30/19	5,817,370	EUR	5,373,248
[g,l] senior secured note, 144A, PIK, 12.75%, 6/30/19	8,925,328	EUR	4,756,435
[c] senior secured note, first lien, Reg S, 9.50%, 3/01/18	100,000	EUR	47,876
			24,066,465
Sweden 0.1%
[g] Stena International SA, secured bond, 144A, 5.75%, 3/01/24	6,900,000		5,373,375
Ukraine 0.1%
[g,m] Ukreximbank, (BIZ Finance PLC), loan participation, senior note, 144A, 9.75%, 1/22/25	6,430,000		5,311,148
United Kingdom 0.0%†
HSBC Holdings PLC, sub. bond, 6.50%, 9/15/37	300,000		335,022
United States 2.8%
[n] Bank of America Corp., junior sub. bond, M, 8.125% to 5/15/18, FRN thereafter,
Perpetual	4,000,000		4,005,000
[g] BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	7,500,000		4,790,625
California Resources Corp.,
[g] secured note, second lien, 144A, 8.00%, 12/15/22	3,141,000		793,102
senior bond, 6.00%, 11/15/24	690,000		91,425
senior note, 5.50%, 9/15/21	483,000		67,620
Calpine Corp., senior bond, 5.75%, 1/15/25	5,000,000		4,518,750
CCO Holdings LLC/CCO Holdings Capital Corp., senior bond, 5.25%, 9/30/22	8,200,000		8,312,750
Chaparral Energy Inc., senior bond, 8.25%, 9/01/21	11,400,000		855,000
[g] Chesapeake Energy Corp., secured note, second lien, 144A, 8.00%, 12/15/22	7,369,000		2,910,755
CIT Group Inc.,
senior bond, 5.00%, 8/01/23	7,000,000		7,017,500
senior note, 5.00%, 8/15/22	800,000		805,000
Clayton Williams Energy Inc., senior note, 7.75%, 4/01/19	1,500,000		757,500
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22	2,000,000		1,932,500
senior sub. note, 7.625%, 3/15/20	4,500,000		3,976,875
DISH DBS Corp., senior note, 5.875%, 7/15/22	8,050,000		7,728,000

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Semiannual Report 23

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

	Principal
	Amount*	Value
Quasi-Sovereign and Corporate Bonds (continued)
United States (continued)
Energy XXI Gulf Coast Inc.,
7.75%, 6/15/19	1,000,000	$37,500
senior note, 9.25%, 12/15/17	4,000,000	101,248
[o] Erickson Air-Crane Inc., Purchase Price Notes, 6.00%, 11/02/20	18,370	14,897
[g] First Data Corp., second lien, 144A, 5.75%, 1/15/24	9,200,000	9,280,500
Freeport-McMoRan Oil & Gas LLC/FCX Oil & Gas Inc., senior note, 6.875%, 2/15/23	314,000	227,650
Frontier Communications Corp.,
senior bond, 7.625%, 4/15/24	100,000	88,000
senior bond, 7.875%, 1/15/27	200,000	156,000
senior note, 7.125%, 1/15/23	800,000	699,752
[p] Halcon Resources Corp.,
senior note, 8.875%, 5/15/21	5,000,000	575,000
[g] senior secured note, third lien, 144A, 13.00%, 2/15/22	3,900,000	604,500
HCA Inc., senior secured bond, first lien, 5.875%, 3/15/22	8,000,000	8,600,000
[p] iHeartCommunications Inc.,
senior secured bond, first lien, 9.00%, 3/01/21	6,500,000	4,452,500
senior secured note, first lien, 9.00%, 9/15/22	1,500,000	1,010,625
[g] JBS USA LLC/Finance Inc.,
senior bond, 144A, 5.875%, 7/15/24	1,700,000	1,513,000
senior note, 144A, 8.25%, 2/01/20	5,500,000	5,544,000
[n] JPMorgan Chase & Co., junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter,
Perpetual	5,000,000	4,962,500
[g] Linn Energy LLC/Finance Corp., senior secured note, second lien, 144A,
12.00%, 12/15/20	4,250,000	515,313
Midstates Petroleum Co. Inc./LLC, senior note, 9.25%, 6/01/21	6,000,000	165,000
MPT Operating Partnership LP/MPT Finance Corp., senior note,
6.375%, 3/01/24	2,500,000	2,575,000
Navient Corp., senior note, 5.50%, 1/15/19	9,600,000	9,528,000
Penn Virginia Corp., senior note, 8.50%, 5/01/20	8,000,000	720,000
[g] Post Holdings Inc., senior note, 144A, 6.00%, 12/15/22	6,100,000	6,359,250
Regency Energy Partners LP/Regency Energy Finance Corp., senior note,
5.875%, 3/01/22	1,500,000	1,319,890
5.00%, 10/01/22	2,400,000	1,998,365
Reynolds Group Issuer Inc./LLC/SA, senior note, 9.00%, 4/15/19	7,350,000	7,396,305
Sabine Pass Liquefaction LLC, first lien, 5.625%, 2/01/21	8,600,000	8,250,625
[g] Sirius XM Radio Inc., senior bond, 144A, 6.00%, 7/15/24	8,000,000	8,420,000
Sprint Communications Inc., senior note,
6.00%, 11/15/22	5,000,000	3,550,000
[g] 144A, 9.00%, 11/15/18	4,000,000	4,172,400
T-Mobile USA Inc., senior bond, 6.375%, 3/01/25	9,500,000	9,654,375
Tenet Healthcare Corp., senior note,
5.00%, 3/01/19	4,000,000	3,840,000
8.125%, 4/01/22	3,900,000	3,853,668
[g,q] Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance
Inc., senior secured note, first lien, 144A, 11.50%, 10/01/20	6,200,000	1,829,000
[g] Valeant Pharmaceuticals International, senior note, 144A, 6.375%, 10/15/20	8,000,000	7,380,000
[q] Verso Paper Holdings LLC/Inc., senior secured note, first lien, 11.75%, 1/15/16	451,000	65,395
W&T Offshore Inc., senior note, 8.50%, 6/15/19	10,000,000	1,275,000
		169,297,660
Total Quasi-Sovereign and Corporate Bonds
(Cost $398,574,643)		276,755,397

24 Semiannual Report

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TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

	Principal
	Amount*		Value
[d,r] Senior Floating Rate Interests 0.0%†
United States 0.0%†
AdvancePierre Foods Inc., Second Lien Term Loans, 9.50%, 10/10/17	191,948		$189,788
FRAM Group Holdings Inc. (Autoparts Holdings), Second Lien Term Loan,
11.00%, 1/29/18	56,404		28,484
Navistar Inc., Tranche B Term Loans, 6.50%, 8/07/20	135,559		116,581
[p] Sensus USA Inc., Second Lien Term Loan, 8.50%, 5/09/18	323,485		317,016
Vertafore Inc., Second Lien Term Loan, 9.75%, 10/27/17	201,821		201,821
Total Senior Floating Rate Interests (Cost $903,490)			853,690

	Shares
Escrows and Litigation Trusts 0.0%
United States 0.0%
[a,o] Comfort Co. Inc., Escrow Account	1,299		—
[a,o] NewPage Corp., Litigation Trust	2,500,000		—
Total Escrows and Litigation Trusts (Cost $—)			—
Total Investments before Short Term Investments
(Cost $5,758,923,816)			4,880,893,800

	Principal
	Amount*
Short Term Investments 14.5%
Foreign Government and Agency Securities 3.7%
Malaysia 0.9%
[s] Bank of Negara Monetary Note, 3/01/16 - 10/18/16	212,562,000	MYR	50,086,097
[s] Malaysia Treasury Bill, 3/18/16 - 5/27/16	21,330,000	MYR	5,048,124
			55,134,221
Mexico 0.4%
[s] Mexico Treasury Bill, 3/03/16 - 3/31/16	40,856,080	[t] MXN	22,529,487
Philippines 1.4%
[s] Philippine Treasury Bill, 3/02/16 - 2/22/17	3,947,020,000	PHP	82,676,931
South Korea 1.0%
Korea Monetary Stabilization Bond,
[s] 4/19/16	3,816,200,000	KRW	3,072,500
senior note, 1.92%, 3/09/16	1,416,020,000	KRW	1,142,497
senior note, 1.74%, 5/09/16	27,275,500,000	KRW	22,016,415
senior note, 1.52%, 9/09/16	14,251,900,000	KRW	11,501,711
senior note, 1.53%, 10/08/16	13,363,200,000	KRW	10,785,742
senior note, 1.57%, 7/09/16 - 1/09/17	18,123,500,000	KRW	14,630,466
			63,149,331
Total Foreign Government and Agency Securities
(Cost $233,907,234)			223,489,970
Total Investments before Money Market Funds
(Cost $5,992,831,050)			5,104,383,770

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Semiannual Report 25

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)
	Shares	Value
Money Market Funds (Cost $644,941,867) 10.8%
United States 10.8%
[a,u] Institutional Fiduciary Trust Money Market Portfolio	644,941,867	$644,941,867
Total Investments (Cost $6,637,772,917) 95.6%		5,749,325,637
Other Assets, less Liabilities 4.4%		267,662,775
Net Assets 100.0%		$6,016,988,412

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSee Note 9 regarding restricted securities.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At February 29, 2016, the aggregate value of these securities was $9,531,261, representing 0.16% of net assets.
dThe coupon rate shown represents the rate at period end.
ePrincipal amount is stated in 1,000 Brazilian Real Units.
fRedemption price at maturity is adjusted for inflation. See Note 1(g).
gSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
February 29, 2016, the aggregate value of these securities was $630,330,977, representing 10.48% of net assets.
hPrincipal amount is stated in 100 Mexican Peso Units.
iPrincipal amount of security is adjusted for inflation. See Note 1(g).
jPrincipal amount is stated in 100 Unidad de Inversion Units.
kThe principal represents the notional amount. See Note 1(c) regarding value recovery instruments.
lIncome may be received in additional securities and/or cash.
mSee Note 1(d) regarding loan participation notes.
nPerpetual security with no stated maturity date.
oSecurity has been deemed illiquid because it may not be able to be sold within seven days. At February 29, 2016, the aggregate value of these securities was $14,897, representing less than 0.01% of net assets.
pAt February 29, 2016, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time.
qSee Note 7 regarding defaulted securities.
rSee Note 1(e) regarding senior floating rate interests.
sThe security is traded on a discount basis with no stated coupon rate.
tPrincipal amount is stated in 10 Mexican Peso Units.
uSee Note 3(f) regarding investments in affiliated management investment companies.

26 Semiannual Report

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TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)
At February 29, 2016, the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Chilean Peso	DBAB	Buy	1,480,948,000	2,064,327	3/02/16	$60,333	$—
Chilean Peso	DBAB	Sell	1,480,948,000	2,127,493	3/02/16	2,833	—
Chilean Peso	BZWS	Buy	435,250,000	608,869	3/03/16	15,499	—
Chilean Peso	BZWS	Sell	435,250,000	628,066	3/03/16	3,698	—
Chilean Peso	CITI	Buy	603,678,000	842,949	3/03/16	23,029	—
Chilean Peso	CITI	Sell	603,678,000	869,540	3/03/16	3,561	—
Japanese Yen	JPHQ	Sell	601,100,000	5,072,681	3/03/16	—	(258,476)
Singapore Dollar	MSCO	Buy	5,055,000	3,559,107	3/03/16	35,604	—
Singapore Dollar	MSCO	Sell	5,055,000	3,568,277	3/03/16	—	(26,434)
South Korean Won	JPHQ	Buy	10,406,210,000	9,396,126	3/03/16	—	(1,001,747)
South Korean Won	JPHQ	Sell	10,406,210,000	8,721,628	3/03/16	327,248	—
Japanese Yen	HSBK	Sell	284,000,000	2,389,064	3/04/16	—	(129,827)
Chilean Peso	MSCO	Buy	9,014,824,650	12,685,858	3/07/16	240,258	—
Euro	DBAB	Buy	51,989,000	57,941,741	3/07/16	—	(1,359,764)
Euro	DBAB	Sell	51,989,000	58,581,205	3/07/16	1,999,229	—
Japanese Yen	GSCO	Sell	11,008,384,000	92,631,976	3/07/16	—	(5,016,123)
Euro	BZWS	Sell	10,259,560	11,429,560	3/09/16	262,899	—
Euro	DBAB	Sell	1,107,318	1,230,950	3/09/16	25,728	—
Euro	HSBK	Buy	427,000	494,295	3/09/16	—	(29,542)
Euro	HSBK	Sell	427,000	474,781	3/09/16	10,028	—
Japanese Yen	BZWS	Sell	2,532,491,700	21,233,979	3/09/16	—	(1,231,775)
Japanese Yen	MSCO	Sell	91,664,560	768,257	3/09/16	—	(44,900)
Euro	CITI	Buy	15,709,005	17,080,024	3/10/16	18,446	—
Euro	CITI	Sell	15,709,005	17,237,491	3/10/16	139,021	—
Euro	MSCO	Buy	1,211,000	1,315,770	3/10/16	2,344	—
Euro	MSCO	Sell	1,211,000	1,327,438	3/10/16	9,324	—
Mexican Peso	CITI	Buy	393,880,000	24,805,088	3/10/16	—	(3,096,595)
Mexican Peso	CITI	Sell	393,880,000	21,904,126	3/10/16	195,632	—
Singapore Dollar	GSCO	Buy	5,725,000	4,027,436	3/10/16	43,169	—
Singapore Dollar	GSCO	Sell	5,725,000	4,009,665	3/10/16	—	(60,939)
Chilean Peso	DBAB	Buy	350,571,250	493,693	3/11/16	8,761	—
Chilean Peso	JPHQ	Buy	736,196,000	1,026,558	3/11/16	28,590	—
Mexican Peso	CITI	Buy	418,120,400	26,267,992	3/11/16	—	(3,225,628)
Mexican Peso	CITI	Sell	418,120,400	23,249,707	3/11/16	207,343	—
Chilean Peso	DBAB	Buy	782,417,500	1,091,116	3/14/16	29,909	—
Chilean Peso	MSCO	Buy	705,486,000	987,550	3/14/16	23,250	—
Euro	DBAB	Sell	75,790,000	80,795,930	3/14/16	—	(1,708,340)
Mexican Peso	CITI	Buy	365,263,800	22,755,742	3/14/16	—	(2,631,847)
Mexican Peso	CITI	Sell	365,263,800	20,306,987	3/14/16	183,091	—
Singapore Dollar	DBAB	Buy	10,048,000	7,061,138	3/14/16	82,658	—
Singapore Dollar	DBAB	Sell	10,048,000	7,038,633	3/14/16	—	(105,164)
South Korean Won	CITI	Sell	45,569,000,000	38,039,150	3/14/16	1,292,387	—
South Korean Won	HSBK	Buy	11,313,150,000	10,027,610	3/14/16	—	(904,706)
South Korean Won	HSBK	Sell	11,313,150,000	9,443,758	3/14/16	320,853	—
Chilean Peso	CITI	Buy	25,880,400,000	36,125,628	3/16/16	946,909	—
Chilean Peso	DBAB	Buy	1,112,085,000	1,546,990	3/16/16	46,023	—
Chilean Peso	JPHQ	Buy	206,400,000	287,225	3/16/16	8,434	—
Euro	BZWS	Sell	1,054,943	1,128,937	3/16/16	—	(19,538)
Euro	JPHQ	Buy	53,962,000	62,164,802	3/16/16	—	(3,418,502)
Euro	JPHQ	Sell	53,962,000	57,784,933	3/16/16	—	(961,367)
Japanese Yen	BZWS	Sell	8,582,643,860	71,466,050	3/16/16	—	(4,690,740)
Japanese Yen	CITI	Sell	9,788,671,513	81,491,437	3/16/16	—	(5,366,857)
Singapore Dollar	HSBK	Buy	8,971,900	6,333,180	3/16/16	45,295	—
Singapore Dollar	HSBK	Sell	8,971,900	6,275,592	3/16/16	—	(102,884)
South Korean Won	CITI	Sell	34,184,000,000	28,529,461	3/16/16	965,231	—

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Semiannual Report 27

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

Forward Exchange Contracts (continued)
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
South Korean Won	HSBK	Sell	67,948,000,000	56,109,510		3/16/16	$1,319,718	$—
Chilean Peso	DBAB	Buy	225,438,000	317,027		3/18/16	5,832	—
Euro	DBAB	Sell	2,334,000	2,495,630		3/18/16	—	(45,468)
Mexican Peso	CITI	Buy	341,127,700	21,408,793		3/18/16	—	(2,621,589)
Mexican Peso	CITI	Sell	341,127,700	18,959,544		3/18/16	172,341	—
Chilean Peso	JPHQ	Buy	110,826,000	156,777		3/21/16	1,889	—
Euro	BZWS	Sell	341,006	387,519		3/21/16	16,220	—
Euro	BZWS	Sell	762,348	819,074		3/23/16	—	(11,051)
Euro	DBAB	Sell	19,524,820	21,408,970		3/23/16	311,522	(163,245)
Mexican Peso	CITI	Buy	157,237,800	10,028,688		3/23/16	—	(1,372,996)
Mexican Peso	CITI	Sell	157,237,800	8,736,064		3/23/16	80,372	—
South Korean Won	DBAB	Sell	28,685,000,000	23,214,136		3/23/16	88,979	—
Chilean Peso	BZWS	Buy	329,100,000	473,389		3/24/16	—	(2,381)
South Korean Won	HSBK	Sell	66,503,000,000	54,059,393		3/25/16	449,558	—
Japanese Yen	BZWS	Sell	735,719,080	6,210,906		3/28/16	—	(320,340)
South Korean Won	HSBK	Sell	66,819,000,000	54,059,367		3/28/16	199,746	—
Uruguayan Peso	CITI	Buy	67,900,000	2,425,000		3/28/16	—	(344,157)
Uruguayan Peso	CITI	Sell	67,900,000	2,113,290		3/28/16	32,446	—
Euro	BOFA	Sell	43,576,500	48,126,799		3/29/16	666,916	—
Euro	CITI	Buy	1,573,442	1,711,707		3/29/16	1,955	—
Euro	CITI	Sell	1,573,442	1,776,896		3/29/16	63,234	—
Euro	DBAB	Sell	3,575,850	4,020,992		3/29/16	126,475	—
Indonesian Rupiah	JPHQ	Buy	56,976,000,000	4,016,637		3/29/16	222,754	—
Indonesian Rupiah	JPHQ	Sell	56,976,000,000	4,061,157		3/29/16	—	(178,234)
Japanese Yen	JPHQ	Sell	241,286,602	2,007,460		3/29/16	—	(134,610)
South Korean Won	DBAB	Buy	3,290,000,000	2,964,231		3/29/16	—	(312,400)
South Korean Won	DBAB	Sell	3,290,000,000	2,747,620		3/29/16	95,788	—
Euro	BOFA	Sell	12,238,500	13,569,620		3/30/16	240,040	—
Euro	DBAB	Sell	369,873	405,973		3/31/16	3,113	—
Japanese Yen	JPHQ	Sell	14,763,000	123,620		3/31/16	—	(7,450)
Euro	BZWS	Sell	1,763,676	1,925,881		4/01/16	4,856	—
Chilean Peso	BZWS	Buy	435,250,000	626,259		4/04/16	—	(4,036)
Chilean Peso	MSCO	Buy	174,920,000	241,469		4/06/16	8,545	—
Chilean Peso	DBAB	Buy	615,855,800	849,667		4/07/16	30,494	—
Japanese Yen	JPHQ	Sell	3,018,875,000	25,203,077		4/07/16	—	(1,603,799)
Philippine Peso	HSBK	Buy	90,000,000	1,922,173		4/07/16	—	(33,375)
Euro	CITI	Buy	5,502,300	5,987,999		4/08/16	6,447	—
Euro	CITI	Sell	5,502,300	6,106,354		4/08/16	111,908	—
Ghanaian Cedi	BZWS	Buy	16,968,783	3,595,081		4/08/16	677,578	—
Euro	DBAB	Buy	5,047,127	5,502,378		4/13/16	—	(2,998)
Euro	DBAB	Sell	5,047,127	5,465,180		4/13/16	—	(34,200)
Euro	JPHQ	Buy	29,578,000	32,251,555		4/13/16	—	(23,188)
Euro	JPHQ	Sell	29,578,000	33,680,764		4/13/16	1,452,397	—
Euro	SCNY	Sell	1,054,000	1,131,179		4/13/16	—	(17,266)
Japanese Yen	CITI	Sell	271,000,000	2,268,466		4/13/16	—	(138,299)
Euro	JPHQ	Sell	3,371,000	3,602,318		4/14/16	—	(70,853)
Mexican Peso	CITI	Buy	1,235,958,200	63,111,255	EUR	4/14/16	—	(850,453)
Chilean Peso	DBAB	Buy	225,438,000	305,318		4/15/16	16,625	—
Euro	BZWS	Buy	101,055,000	110,209,572		4/15/16	—	(92,870)
Euro	BZWS	Sell	101,055,000	115,329,019		4/15/16	5,212,316	—
Euro	DBAB	Sell	82,000	87,232		4/15/16	—	(2,121)
Malaysian Ringgit	HSBK	Buy	686,092,285	143,795,671	EUR	4/15/16	6,250,741	—
Euro	HSBK	Buy	3,919,180	4,540,762		4/18/16	—	(269,763)
Euro	HSBK	Sell	3,919,180	4,175,886		4/18/16	—	(95,112)
Japanese Yen	BZWS	Sell	813,310,000	6,868,302		4/18/16	—	(355,620)
South Korean Won	HSBK	Sell	116,782,000,000	96,386,119		4/18/16	2,301,487	—

28 Semiannual Report

franklintempleton.com

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

Forward Exchange Contracts (continued)
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Euro	DBAB	Sell	4,903,000	5,583,291		4/20/16	$239,838	$—
Japanese Yen	JPHQ	Sell	3,423,100,000	28,808,638		4/20/16	—	(1,597,245)
Chilean Peso	DBAB	Buy	2,336,230,000	3,163,908		4/21/16	170,506	—
Chilean Peso	MSCO	Buy	6,639,617,500	9,072,623		4/21/16	403,858	—
Euro	JPHQ	Sell	481,591	524,679		4/21/16	—	(191)
Japanese Yen	JPHQ	Sell	1,269,780,000	10,768,471		4/21/16	—	(510,697)
Chilean Peso	MSCO	Buy	417,920,000	567,595		4/22/16	28,830	—
Euro	BZWS	Sell	1,737,194	1,880,921		4/22/16	—	(12,444)
South Korean Won	HSBK	Sell	88,792,000,000	71,898,638		4/25/16	375,726	—
South Korean Won	HSBK	Sell	24,740,000,000	20,002,183		4/26/16	74,315	—
Chilean Peso	JPHQ	Buy	539,000,000	744,393		4/27/16	24,463	—
Chilean Peso	DBAB	Buy	271,659,000	374,614		4/28/16	12,857	—
Euro	DBAB	Sell	2,310,730	2,561,906		4/28/16	42,995	—
Indian Rupee	DBAB	Buy	871,067,000	12,704,196		4/28/16	—	(70,821)
Indian Rupee	HSBK	Buy	854,165,525	11,502,890	EUR	4/28/16	—	(150,978)
Euro	BZWS	Sell	9,766,340	10,674,268		4/29/16	27,727	—
Euro	DBAB	Sell	6,331,805	7,016,273		4/29/16	113,808	—
Euro	GSCO	Sell	4,280,000	4,746,862		4/29/16	81,123	—
Euro	SCNY	Sell	2,285,000	2,516,471		4/29/16	25,533	—
Uruguayan Peso	CITI	Buy	412,400,000	14,541,608		4/29/16	—	(2,042,744)
Uruguayan Peso	CITI	Sell	412,400,000	12,607,765		4/29/16	108,902	—
South Korean Won	HSBK	Sell	11,136,000,000	8,989,054		5/02/16	20,325	—
Mexican Peso	CITI	Buy	30,255,700	1,794,206		5/03/16	—	(134,003)
Mexican Peso	CITI	Sell	30,255,700	1,675,826		5/03/16	15,623	—
Chilean Peso	DBAB	Buy	263,440,000	366,653		5/04/16	8,837	—
Euro	BOFA	Sell	234,000	259,085		5/04/16	3,951	—
Chilean Peso	MSCO	Buy	9,014,824,650	12,610,439		5/05/16	237,158	—
Euro	BZWS	Sell	1,144,918	1,287,543		5/05/16	39,176	—
Euro	BZWS	Sell	2,833,959	3,091,353		5/06/16	1,224	—
Japanese Yen	BZWS	Sell	619,000,000	5,112,534		5/06/16	—	(388,168)
Japanese Yen	SCNY	Sell	1,239,900,000	10,271,002		5/06/16	—	(747,285)
Chilean Peso	DBAB	Buy	584,605,000	811,444		5/09/16	21,319	—
Euro	BZWS	Sell	6,319,000	7,079,808		5/09/16	188,889	—
Euro	DBAB	Sell	3,521,885	3,959,127		5/09/16	118,484	—
Chilean Peso	MSCO	Buy	706,944,000	983,506		5/12/16	23,170	—
Euro	BZWS	Sell	11,708,000	12,624,619		5/12/16	—	(144,386)
Euro	GSCO	Sell	11,495,000	12,362,298		5/12/16	—	(174,405)
Euro	MSCO	Sell	5,828,000	6,298,436		5/12/16	—	(57,711)
Euro	SCNY	Sell	3,160,000	3,393,714		5/12/16	—	(52,653)
Euro	UBSW	Sell	7,424,000	8,019,034		5/12/16	—	(77,746)
Japanese Yen	GSCO	Sell	827,501,000	6,743,770		5/12/16	—	(611,134)
Japanese Yen	SCNY	Sell	618,542,000	5,036,720		5/12/16	—	(460,937)
South Korean Won	CITI	Sell	45,698,000,000	38,039,031		5/12/16	1,242,854	—
Chilean Peso	DBAB	Buy	350,571,250	487,195		5/16/16	11,775	—
Euro	GSCO	Sell	7,665,000	8,292,993		5/16/16	—	(67,798)
Euro	MSCO	Buy	7,513,000	8,180,192		5/16/16	14,801	—
Euro	MSCO	Sell	7,513,000	8,091,689		5/16/16	—	(103,304)
Japanese Yen	DBAB	Sell	2,783,555,000	22,743,321		5/16/16	—	(2,000,248)
Japanese Yen	SCNY	Sell	206,868,600	1,692,426		5/16/16	—	(146,470)
South Korean Won	CITI	Sell	32,391,000,000	26,831,733		5/16/16	752,705	—
Chilean Peso	MSCO	Buy	6,639,617,500	9,301,790		5/17/16	147,310	—
South Korean Won	HSBK	Sell	93,567,000,000	77,109,008		5/17/16	1,776,898	—
Australian Dollar	JPHQ	Sell	48,982,000	34,679,256		5/18/16	—	(150,344)
Chilean Peso	BZWS	Buy	1,269,831,000	1,790,512		5/18/16	16,420	—
Chilean Peso	DBAB	Buy	99,300,000	138,770		5/18/16	2,531	—
Euro	BZWS	Sell	8,514,000	9,779,180		5/18/16	491,671	—

franklintempleton.com

Semiannual Report 29

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

Forward Exchange Contracts (continued)
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Indonesian Rupiah	JPHQ	Buy	670,997,000,000	59,469,733	AUD	5/18/16	$7,089,993	$—
Japanese Yen	BOFA	Sell	1,434,111,250	11,716,691		5/18/16	—	(1,032,200)
Japanese Yen	CITI	Sell	1,433,004,900	12,119,460		5/18/16	—	(619,596)
South Korean Won	HSBK	Sell	51,606,000,000	42,409,500		5/18/16	861,702	—
Euro	DBAB	Sell	10,910,999	11,670,186		5/19/16	—	(232,510)
Indonesian Rupiah	JPHQ	Buy	255,810,000,000	22,793,371	AUD	5/19/16	2,612,782	—
Japanese Yen	BOFA	Sell	1,430,815,375	12,030,331		5/19/16	—	(689,656)
Japanese Yen	BZWS	Sell	1,434,702,500	12,060,377		5/19/16	—	(694,166)
Japanese Yen	CITI	Sell	121,737,000	993,204		5/19/16	—	(89,041)
Japanese Yen	HSBK	Sell	1,435,854,500	12,128,686		5/19/16	—	(636,099)
South Korean Won	CITI	Sell	102,839,000,000	83,609,827		5/19/16	816,366	—
Euro	BZWS	Sell	5,638,000	6,041,258		5/20/16	—	(109,394)
Euro	JPHQ	Sell	18,445,006	21,169,610		5/20/16	1,047,437	—
Japanese Yen	JPHQ	Sell	88,344,000	743,846		5/20/16	—	(41,559)
Euro	BZWS	Sell	6,311,000	7,077,944		5/23/16	192,374	—
Euro	DBAB	Sell	7,368,000	8,255,991		5/23/16	217,189	—
Indian Rupee	JPHQ	Buy	544,937,700	6,994,613	EUR	5/23/16	241,581	—
South Korean Won	DBAB	Sell	28,680,000,000	23,212,335		5/23/16	124,730	—
Chilean Peso	JPHQ	Buy	949,400,000	1,354,158		5/24/16	—	(4,148)
Euro	GSCO	Sell	15,810,277	16,993,202		5/24/16	—	(257,088)
South Korean Won	HSBK	Sell	66,790,000,000	54,059,304		5/24/16	294,067	—
Indian Rupee	JPHQ	Buy	6,180,000,000	88,710,256		5/25/16	547,947	—
Japanese Yen	HSBK	Sell	25,664,000	209,989		5/25/16	—	(18,207)
Chilean Peso	DBAB	Buy	42,530,000	60,916		5/26/16	—	(455)
Euro	BZWS	Sell	3,101,513	3,612,565		5/26/16	228,326	—
Euro	JPHQ	Sell	3,472,968	3,893,249		5/26/16	103,695	—
Japanese Yen	BZWS	Sell	65,296,000	554,531		5/26/16	—	(26,079)
Japanese Yen	SCNY	Sell	90,565,000	764,004		5/26/16	—	(41,297)
Mexican Peso	HSBK	Buy	26,270,786	1,684,673		5/26/16	—	(245,876)
Chilean Peso	DBAB	Buy	203,695,000	288,741		5/31/16	671	—
Indian Rupee	CITI	Buy	85,545,000	1,110,964	EUR	5/31/16	21,892	—
Indian Rupee	DBAB	Buy	4,025,105,574	52,219,844	EUR	5/31/16	1,088,762	—
Malaysian Ringgit	BOFA	Buy	9,317,000	2,491,043		5/31/16	—	(281,833)
Mexican Peso	HSBK	Buy	23,487,206	1,486,391		5/31/16	—	(200,587)
South Korean Won	HSBK	Sell	7,819,000,000	6,316,051		5/31/16	22,655	—
South Korean Won	JPHQ	Buy	23,492,350,000	21,105,336		5/31/16	—	(2,196,694)
South Korean Won	JPHQ	Sell	23,492,350,000	19,681,104		5/31/16	772,461	—
Chilean Peso	CITI	Buy	603,678,000	861,720		6/02/16	—	(4,197)
Chilean Peso	DBAB	Buy	1,480,948,000	2,108,862		6/02/16	—	(5,180)
South Korean Won	HSBK	Sell	22,263,000,000	17,977,475		6/02/16	58,655	—
Chilean Peso	DBAB	Buy	207,334,000	296,615		6/03/16	—	(2,130)
Euro	CITI	Buy	8,173,000	8,910,000		6/03/16	10,667	—
Euro	CITI	Sell	8,173,000	8,708,536		6/03/16	—	(212,132)
Japanese Yen	DBAB	Buy	6,912,259,000	60,965,417		6/03/16	516,349	—
Japanese Yen	DBAB	Sell	6,912,259,000	56,062,768		6/03/16	—	(5,418,998)
Japanese Yen	JPHQ	Sell	2,962,582,246	24,085,643		6/03/16	—	(2,265,336)
Euro	BZWS	Sell	2,397,130	2,666,627		6/06/16	49,908	—
Euro	DBAB	Sell	15,501,000	16,926,046		6/06/16	218,043	(212,969)
Mexican Peso	CITI	Buy	162,809,640	10,237,990		6/06/16	—	(1,329,621)
Mexican Peso	CITI	Sell	162,809,640	8,997,642		6/06/16	89,273	—
Euro	GSCO	Sell	7,506,700	8,547,954		6/08/16	352,977	—
Japanese Yen	CITI	Sell	2,026,500,000	16,449,438		6/08/16	—	(1,579,123)
Mexican Peso	CITI	Buy	162,627,000	10,180,413		6/08/16	—	(1,283,574)
Mexican Peso	CITI	Sell	162,627,000	8,986,158		6/08/16	89,319	—
Euro	DBAB	Sell	183,617	200,170		6/09/16	—	(290)
Euro	SCNY	Sell	3,227,500	3,508,922		6/09/16	—	(14,637)

30 Semiannual Report

franklintempleton.com

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

Forward Exchange Contracts (continued)
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen	HSBK	Sell	3,034,900,000	24,721,215		6/09/16	$—	$(2,279,575)
Ghanaian Cedi	BZWS	Buy	3,180,000	609,779		6/10/16	156,590	—
Japanese Yen	BZWS	Sell	3,257,620,000	26,233,894		6/10/16	—	(2,749,560)
Japanese Yen	CITI	Sell	4,387,300,000	35,360,064		6/10/16	—	(3,674,294)
Japanese Yen	HSBK	Sell	3,469,350,000	27,986,528		6/10/16	—	(2,880,714)
Euro	GSCO	Sell	8,776,716	9,996,241		6/13/16	412,973	—
Japanese Yen	DBAB	Sell	1,148,800,000	9,328,764		6/13/16	—	(893,498)
Japanese Yen	JPHQ	Sell	3,214,350,000	26,076,428		6/13/16	—	(2,525,530)
Mexican Peso	CITI	Buy	347,330,900	20,972,505		6/13/16	—	(1,979,268)
Mexican Peso	CITI	Sell	347,330,900	19,185,843		6/13/16	192,606	—
Australian Dollar	CITI	Sell	66,777,000	47,789,628		6/14/16	361,924	—
Australian Dollar	JPHQ	Sell	99,072,000	71,684,041		6/14/16	1,319,133	—
Euro	DBAB	Sell	4,002,875	4,399,960		6/14/16	29,067	—
Euro	BOFA	Sell	55,504,000	61,168,738		6/15/16	559,472	—
British Pound	DBAB	Buy	800,000	1,151,280		6/16/16	—	(37,047)
British Pound	DBAB	Sell	800,000	1,214,560		6/16/16	100,327	—
Japanese Yen	CITI	Sell	38,352,000	312,692		6/16/16	—	(28,614)
Japanese Yen	HSBK	Sell	7,441,570,000	62,064,804		6/16/16	—	(4,159,906)
Japanese Yen	JPHQ	Sell	1,355,500,000	11,046,595		6/16/16	—	(1,016,397)
Australian Dollar	CITI	Sell	9,226,100	6,623,879		6/17/16	71,944	—
Euro	DBAB	Sell	552,375	606,574		6/17/16	3,345	—
Japanese Yen	DBAB	Sell	7,430,160,000	61,423,033		6/17/16	—	(4,702,821)
Australian Dollar	CITI	Sell	18,598,300	14,148,843		6/20/16	942,858	—
Australian Dollar	JPHQ	Sell	46,580,000	35,341,643		6/20/16	2,266,859	—
Japanese Yen	CITI	Sell	5,005,980,000	41,314,032		6/20/16	—	(3,242,885)
Japanese Yen	DBAB	Sell	7,443,020,000	60,908,511		6/22/16	—	(5,345,243)
Mexican Peso	CITI	Buy	127,922,000	8,170,275		6/22/16	—	(1,180,496)
Mexican Peso	CITI	Sell	127,922,000	7,062,168		6/22/16	72,389	—
Indonesian Rupiah	JPHQ	Buy	734,230,000,000	66,748,182	AUD	6/23/16	6,174,278	—
Indonesian Rupiah	JPHQ	Buy	321,600,000,000	29,297,622	AUD	6/24/16	2,656,248	—
Japanese Yen	BZWS	Sell	260,566,000	2,125,118		6/30/16	—	(195,054)
Euro	DBAB	Sell	2,420,000	2,715,966		7/01/16	71,759	—
Japanese Yen	MSCO	Sell	1,074,900,000	8,825,703		7/01/16	—	(745,976)
Philippine Peso	JPHQ	Buy	17,244,000	376,753		7/01/16	—	(18,322)
Philippine Peso	DBAB	Buy	73,175,950	1,598,252		7/05/16	—	(77,495)
Euro	BZWS	Sell	6,275,000	6,877,400		7/06/16	19,727	—
Euro	DBAB	Sell	2,823,843	3,049,101		7/07/16	—	(37,071)
Japanese Yen	DBAB	Sell	95,091,000	803,840		7/07/16	—	(43,125)
Japanese Yen	JPHQ	Sell	3,018,875,000	25,262,341		7/07/16	—	(1,626,437)
Malaysian Ringgit	JPHQ	Buy	444,704,523	93,643,691	EUR	7/08/16	2,936,291	—
Mexican Peso	CITI	Buy	219,912,850	13,576,962		7/08/16	—	(1,577,280)
Mexican Peso	CITI	Sell	219,912,850	12,127,770		7/08/16	128,087	—
Philippine Peso	DBAB	Buy	48,983,060	1,069,850		7/08/16	—	(52,008)
Euro	DBAB	Sell	584,893	644,025		7/11/16	4,700	—
Euro	JPHQ	Sell	11,697,590	13,032,052		7/11/16	245,825	—
Mexican Peso	CITI	Buy	89,785,180	5,515,399		7/11/16	—	(617,480)
Mexican Peso	CITI	Sell	89,785,180	4,950,524		7/11/16	52,605	—
Japanese Yen	SCNY	Sell	125,000,000	1,059,771		7/12/16	—	(53,816)
Euro	JPHQ	Sell	29,578,000	33,754,414		7/13/16	1,421,267	—
Mexican Peso	CITI	Buy	863,629,300	43,693,775	EUR	7/14/16	—	(665,481)
Euro	DBAB	Sell	31,920,000	34,759,284		7/15/16	—	(136,683)
Euro	JPHQ	Sell	92,881,000	101,415,835		7/15/16	—	(124,650)
Japanese Yen	BZWS	Sell	5,795,250,000	49,304,492		7/15/16	—	(2,329,929)
Japanese Yen	JPHQ	Sell	3,767,300,000	32,022,883		7/15/16	—	(1,542,944)
Mexican Peso	DBAB	Buy	407,399,000	20,627,275	EUR	7/15/16	—	(333,814)
Euro	MSCO	Sell	6,498,000	7,173,792		7/18/16	69,156	—
Euro	BZWS	Sell	111,845,000	122,515,013		7/19/16	223,782	—

franklintempleton.com

Semiannual Report 31

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

Forward Exchange Contracts (continued)
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen	HSBK	Sell	218,790,000	1,862,915		7/19/16	$—	$(86,774)
Japanese Yen	SCNY	Sell	240,140,000	2,060,527		7/19/16	—	(79,416)
Mexican Peso	CITI	Buy	1,839,392,270	92,850,506	EUR	7/19/16	—	(1,250,100)
Mexican Peso	JPHQ	Buy	138,330,710	6,937,069	EUR	7/19/16	—	(44,030)
Euro	BZWS	Sell	8,655,000	9,489,472		7/21/16	25,379	—
Euro	MSCO	Sell	7,066,000	7,724,198		7/22/16	—	(2,647)
Euro	DBAB	Sell	16,129,471	17,786,612		7/25/16	146,617	—
Euro	JPHQ	Sell	86,116,804	93,758,810		7/25/16	—	(422,832)
Japanese Yen	CITI	Sell	2,765,977,000	22,487,984		7/25/16	—	(2,166,294)
Japanese Yen	JPHQ	Sell	4,261,000,000	34,636,644		7/25/16	—	(3,343,380)
Japanese Yen	MSCO	Sell	5,282,022,900	42,974,196		7/25/16	—	(4,106,621)
Euro	BZWS	Sell	1,066,000	1,177,386		7/28/16	11,422	—
Euro	CITI	Buy	3,469,716	3,789,790		7/28/16	5,300	—
Euro	CITI	Sell	3,469,716	3,831,382		7/28/16	36,292	—
Euro	GSCO	Sell	2,285,000	2,519,487		7/28/16	20,210	—
Euro	BZWS	Sell	20,616,550	22,975,084		7/29/16	424,346	—
Euro	CITI	Sell	137,500	150,379		7/29/16	—	(20)
Euro	DBAB	Sell	10,310,667	11,538,667		7/29/16	260,682	—
Euro	JPHQ	Sell	2,285,000	2,548,438		7/29/16	49,065	—
Japanese Yen	BZWS	Sell	209,770,000	1,717,350		7/29/16	—	(152,720)
Japanese Yen	DBAB	Sell	174,474,569	1,480,179		7/29/16	—	(75,237)
Mexican Peso	JPHQ	Buy	138,330,710	8,215,632		8/03/16	—	(684,400)
Mexican Peso	JPHQ	Sell	138,330,710	7,593,287		8/03/16	62,055	—
Euro	BZWS	Sell	47,788,588	52,752,867		8/05/16	466,891	—
Euro	DBAB	Sell	4,639,000	5,166,130		8/05/16	90,553	—
Euro	HSBK	Buy	2,285,000	2,655,170		8/05/16	—	(155,128)
Euro	HSBK	Sell	2,285,000	2,522,412		8/05/16	22,370	—
Euro	MSCO	Buy	17,547,509	19,160,915		8/05/16	37,992	—
Euro	MSCO	Sell	17,547,509	19,365,782		8/05/16	166,876	—
Mexican Peso	CITI	Buy	651,707,000	39,318,673		8/05/16	—	(3,843,448)
Mexican Peso	CITI	Sell	651,707,000	35,875,096		8/05/16	399,871	—
Japanese Yen	CITI	Sell	2,741,651,200	22,296,192		8/08/16	—	(2,155,180)
Japanese Yen	MSCO	Sell	460,900,000	3,722,113		8/08/16	—	(388,416)
Mexican Peso	CITI	Buy	47,042,000	2,807,221		8/08/16	—	(247,182)
Mexican Peso	CITI	Sell	47,042,000	2,589,207		8/08/16	29,168	—
Mexican Peso	MSCO	Buy	394,646,070	23,608,175		8/08/16	—	(2,131,424)
Mexican Peso	MSCO	Sell	394,646,070	21,792,212		8/08/16	315,461	—
Euro	CITI	Sell	303,457	333,302		8/10/16	1,223	—
Japanese Yen	CITI	Sell	32,863,000	266,026		8/10/16	—	(27,086)
Mexican Peso	MSCO	Buy	65,393,000	3,882,734		8/10/16	—	(324,639)
Mexican Peso	MSCO	Sell	65,393,000	3,610,479		8/10/16	52,385	—
Euro	DBAB	Sell	2,391,000	2,639,533		8/11/16	22,915	—
South Korean Won	HSBK	Buy	2,467,000,000	259,935,937	JPY	8/12/16	—	(334,320)
Euro	MSCO	Buy	6,632,830	7,245,405		8/15/16	14,418	—
Euro	MSCO	Sell	6,632,830	7,488,896		8/15/16	229,074	—
Singapore Dollar	DBAB	Buy	2,650,000	1,883,976		8/15/16	—	(7,745)
Singapore Dollar	DBAB	Sell	2,650,000	1,849,203		8/15/16	—	(27,027)
Euro	JPHQ	Sell	164,000	185,413		8/16/16	5,903	—
Japanese Yen	JPHQ	Sell	3,822,670,000	34,184,054		8/16/16	100,738	(20,205)
Euro	DBAB	Sell	291,630	326,967		8/17/16	7,745	—
Euro	MSCO	Sell	6,632,824	7,436,655		8/17/16	176,284	—
Mexican Peso	MSCO	Buy	6,013,000	357,449		8/17/16	—	(30,472)
Mexican Peso	MSCO	Sell	6,013,000	331,816		8/17/16	4,839	—
Singapore Dollar	BZWS	Buy	4,267,000	3,033,340		8/17/16	—	(12,414)
Singapore Dollar	BZWS	Sell	4,267,000	3,016,294		8/17/16	—	(4,633)
Singapore Dollar	DBAB	Buy	4,645,000	3,312,179		8/17/16	—	(23,638)
Singapore Dollar	DBAB	Sell	4,645,000	3,241,112		8/17/16	—	(47,429)

32 Semiannual Report

franklintempleton.com

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

Forward Exchange Contracts (continued)
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Singapore Dollar	HSBK	Buy	3,202,500	2,276,929		8/17/16	$—	$(9,641)
Singapore Dollar	HSBK	Sell	3,202,500	2,231,085		8/17/16	—	(36,202)
Euro	BZWS	Sell	9,579,000	10,723,451		8/18/16	237,757	—
Euro	JPHQ	Sell	17,614,000	19,723,629		8/18/16	442,388	—
Japanese Yen	DBAB	Sell	36,644,000	297,648		8/18/16	—	(29,294)
Euro	JPHQ	Sell	10,643,000	11,854,865		8/22/16	202,676	—
Japanese Yen	HSBK	Sell	97,747,000	793,272		8/22/16	—	(78,980)
Japanese Yen	JPHQ	Sell	49,654,000	402,916		8/22/16	—	(40,174)
Malaysian Ringgit	SCNY	Buy	632,483,000	150,591,190		8/22/16	—	(1,125,932)
Mexican Peso	HSBK	Buy	26,875,955	1,587,007		8/22/16	—	(126,167)
Japanese Yen	BZWS	Sell	16,448,000	134,182		8/24/16	—	(12,605)
Japanese Yen	DBAB	Sell	16,255,000	144,746		8/24/16	—	(318)
Japanese Yen	JPHQ	Sell	231,993,000	1,969,196		8/26/16	—	(101,346)
Japanese Yen	DBAB	Sell	66,294,000	557,327		8/29/16	—	(34,427)
Japanese Yen	JPHQ	Sell	158,882,000	1,335,160		8/29/16	—	(83,054)
Mexican Peso	CITI	Buy	37,742,600	2,143,248		8/29/16	—	(92,988)
Mexican Peso	HSBK	Buy	26,959,184	1,539,531		8/29/16	—	(75,049)
Euro	BZWS	Sell	1,267,962	1,404,281		8/31/16	15,590	—
Euro	DBAB	Sell	5,908,531	6,682,549		8/31/16	211,438	—
Euro	GSCO	Sell	8,745,205	9,680,855		8/31/16	102,976	—
Japanese Yen	BZWS	Sell	1,924,820,000	17,172,094		8/31/16	—	(10,823)
Japanese Yen	JPHQ	Sell	634,291,000	5,307,808		8/31/16	—	(354,524)
Philippine Peso	JPHQ	Buy	91,000,000	1,906,039		8/31/16	—	(19,516)
Japanese Yen	HSBK	Sell	81,408,000	722,984		9/01/16	—	(3,781)
Mexican Peso	HSBK	Buy	18,052,900	1,033,514		9/06/16	—	(53,519)
Australian Dollar	CITI	Sell	66,339,000	47,789,289		9/14/16	848,711	—
Singapore Dollar	DBAB	Buy	7,150,000	5,053,004		9/19/16	4,945	—
Singapore Dollar	DBAB	Sell	7,150,000	4,985,010		9/19/16	—	(72,938)
Japanese Yen	BZWS	Sell	3,449,853,916	28,586,768		9/20/16	—	(2,238,516)
Mexican Peso	HSBK	Buy	29,828,560	1,704,294		9/30/16	—	(88,416)
Euro	DBAB	Sell	770,715	873,683		10/03/16	28,416	—
Japanese Yen	JPHQ	Sell	3,018,875,000	25,337,611		10/07/16	—	(1,657,894)
Euro	DBAB	Sell	1,124,643	1,275,345		10/11/16	41,501	—
Euro	GSCO	Sell	645,000	730,862		10/11/16	23,234	—
Japanese Yen	HSBK	Sell	6,005,600,000	50,537,300		10/11/16	—	(3,176,113)
Mexican Peso	CITI	Buy	137,552,020	7,642,628		10/11/16	—	(198,199)
Euro	JPHQ	Sell	29,857,000	34,159,991		10/13/16	1,401,179	—
Japanese Yen	BZWS	Sell	3,040,800,000	25,594,882		10/13/16	—	(1,604,198)
Japanese Yen	DBAB	Sell	2,999,000,000	25,250,484		10/13/16	—	(1,574,707)
Euro	BZWS	Sell	70,159,000	80,738,977		10/17/16	3,748,281	—
Euro	DBAB	Sell	10,678,448	12,255,975		10/17/16	537,719	—
Malaysian Ringgit	DBAB	Buy	803,510,924	165,932,373	EUR	10/17/16	7,256,279	—
Mexican Peso	DBAB	Buy	814,798,000	47,693,631		10/17/16	—	(3,618,886)
Mexican Peso	DBAB	Buy	407,399,000	20,426,634	EUR	10/17/16	—	(378,294)
Mexican Peso	DBAB	Sell	814,798,000	44,739,622		10/17/16	664,876	—
Japanese Yen	JPHQ	Sell	1,812,355,000	15,432,310		10/19/16	—	(783,167)
Euro	DBAB	Sell	13,110,000	14,958,510		10/21/16	569,516	—
Japanese Yen	BZWS	Sell	1,015,610,000	8,551,965		10/24/16	—	(536,980)
Euro	BZWS	Sell	10,045,933	11,183,886		10/27/16	155,108	—
Euro	DBAB	Sell	739,956	824,163		11/04/16	11,540	—
Euro	DBAB	Sell	519,000	574,040		11/07/16	4,000	—
Japanese Yen	BOFA	Sell	619,900,000	5,168,762		11/07/16	—	(382,459)
Mexican Peso	CITI	Buy	660,431,000	38,896,244		11/07/16	—	(3,236,170)
Japanese Yen	CITI	Sell	207,713,767	1,725,771		11/09/16	—	(134,483)
Mexican Peso	CITI	Buy	27,414,000	1,607,954		11/09/16	—	(127,985)
Euro	DBAB	Sell	7,100,000	7,730,622		11/14/16	—	(69,900)
Euro	JPHQ	Sell	8,837,922	9,551,275		11/14/16	—	(158,642)

franklintempleton.com

Semiannual Report 33

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

Forward Exchange Contracts (continued)
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen	CITI	Sell	6,387,542,400	52,490,282		11/14/16	$—	$(4,728,810)
Japanese Yen	HSBK	Sell	85,634,000	703,157		11/14/16	—	(63,945)
Japanese Yen	JPHQ	Sell	2,417,114,000	19,831,754		11/14/16	—	(1,820,559)
Mexican Peso	CITI	Buy	21,221,000	1,223,007		11/14/16	—	(77,865)
Euro	BZWS	Sell	31,079,000	33,700,824		11/16/16	—	(447,458)
Japanese Yen	CITI	Sell	618,542,000	5,098,224		11/16/16	—	(443,137)
Japanese Yen	MSCO	Sell	13,000,000	107,097		11/16/16	—	(9,366)
Euro	DBAB	Sell	20,232,106	21,986,634		11/17/16	—	(244,476)
Euro	DBAB	Sell	3,180,000	3,451,095		11/18/16	—	(43,247)
Japanese Yen	DBAB	Sell	98,350,000	809,885		11/18/16	—	(71,289)
Brazilian Real	HSBK	Buy	91,050,000	21,410,935		11/21/16	—	(362,732)
Euro	DBAB	Sell	3,619,000	3,905,082		11/21/16	—	(72,157)
Japanese Yen	CITI	Sell	136,747,000	1,121,843		11/21/16	—	(103,522)
Euro	MSCO	Sell	19,042,000	20,546,544		11/25/16	—	(383,908)
Mexican Peso	CITI	Buy	47,447,900	2,788,592		11/25/16	—	(230,596)
Euro	DBAB	Sell	7,361,600	7,950,970		11/28/16	—	(141,802)
Euro	GSCO	Sell	52,151,000	55,913,695		12/02/16	—	(1,427,464)
Japanese Yen	GSCO	Sell	8,236,852,000	67,767,921		12/02/16	—	(6,081,809)
Australian Dollar	JPHQ	Sell	67,150,000	47,789,245		12/12/16	432,783	—
Mexican Peso	CITI	Buy	323,178,470	18,486,659		12/13/16	—	(1,091,459)
Australian Dollar	JPHQ	Sell	33,378,000	23,894,643		12/14/16	356,932	—
Euro	MSCO	Sell	964,000	1,070,136		12/14/16	9,621	—
Euro	JPHQ	Sell	455,000	506,383		12/15/16	5,806	—
Mexican Peso	CITI	Buy	733,080,000	41,104,601		12/15/16	—	(1,653,320)
Mexican Peso	HSBK	Buy	345,556,000	19,322,076		12/16/16	—	(727,359)
Mexican Peso	CITI	Buy	218,061,220	12,400,763		12/19/16	—	(669,799)
Mexican Peso	HSBK	Buy	217,115,000	12,328,374		12/19/16	—	(648,314)
Japanese Yen	GSCO	Sell	1,641,201,000	14,008,681		1/10/17	—	(736,222)
Japanese Yen	JPHQ	Sell	3,018,875,000	25,672,671		1/10/17	—	(1,449,552)
Euro	BZWS	Sell	10,982,000	12,089,315		1/11/17	—	(7,566)
Euro	UBSW	Sell	1,080,000	1,188,324		1/11/17	—	(1,316)
Euro	DBAB	Sell	22,540	24,822		1/12/17	—	(7)
Euro	DBAB	Sell	29,588,000	32,610,414		1/13/17	15,713	—
Euro	SCNY	Sell	1,738,694	1,912,911		1/13/17	—	(2,467)
Japanese Yen	HSBK	Sell	276,930,000	2,382,194		1/13/17	—	(106,199)
Euro	DBAB	Sell	477,490	524,928		1/17/17	—	(1,179)
Japanese Yen	CITI	Sell	83,690,000	718,702		1/17/17	—	(33,464)
Japanese Yen	SCNY	Sell	251,020,000	2,149,162		1/17/17	—	(106,888)
Mexican Peso	MSCO	Buy	654,045,210	32,532,684	EUR	1/17/17	—	(750,181)
Euro	CITI	Sell	1,043,697	1,156,838		1/19/17	6,768	—
Euro	GSCO	Sell	14,159,000	15,667,109		1/19/17	65,035	—
Euro	JPHQ	Sell	92,473,139	102,414,464		1/19/17	516,536	—
Euro	MSCO	Sell	4,802,000	5,329,620		1/19/17	38,204	—
Japanese Yen	JPHQ	Sell	1,812,355,000	15,654,316		1/19/17	—	(636,004)
Euro	DBAB	Sell	2,437,058	2,691,366		1/23/17	5,436	—
Japanese Yen	DBAB	Sell	2,079,900,000	18,019,493		1/23/17	—	(679,598)
Japanese Yen	HSBK	Sell	126,059,100	1,094,239		1/23/17	—	(39,080)
Euro	BZWS	Sell	3,358,633	3,681,852		1/27/17	—	(20,437)
Euro	GSCO	Sell	11,883,000	13,040,285		1/27/17	—	(58,581)
Japanese Yen	GSCO	Sell	183,530,000	1,566,724		1/27/17	—	(83,629)
Japanese Yen	JPHQ	Sell	1,484,000,000	12,668,710		1/27/17	—	(675,831)
Japanese Yen	HSBK	Sell	225,900,265	1,929,123		1/31/17	—	(102,665)
Euro	DBAB	Sell	53,270,000	58,773,856		2/03/17	34,596	—
Euro	BZWS	Sell	1,141,000	1,292,896		2/08/17	34,463	—
Euro	GSCO	Sell	13,891,708	15,745,834		2/08/17	424,375	—
Japanese Yen	JPHQ	Sell	4,453,400,000	38,480,448		2/08/17	—	(1,591,152)
Japanese Yen	SCNY	Sell	4,454,700,000	38,574,843		2/08/17	—	(1,508,454)

34	Semiannual Report

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

Forward Exchange Contracts (continued)
					Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity		Amount*	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Euro	GSCO	Sell	10,269,000	11,591,647		2/09/17	$265,234	$—
Japanese Yen	BZWS	Sell	4,455,270,000	38,632,300		2/09/17	—	(1,458,244)
Japanese Yen	CITI	Sell	618,845,000		5,367,259	2/09/17	—	(201,389)
Japanese Yen	JPHQ	Sell	4,464,960,000	38,622,885		2/09/17	—	(1,554,854)
Euro	DBAB	Sell	677,000		762,519	2/10/17	15,773	—
Euro	BZWS	Sell	344,000		394,190	2/13/17	14,698	—
Euro	SCNY	Sell	1,757,000		2,001,979	2/16/17	63,441	—
Japanese Yen	CITI	Sell	5,650,830,000	50,861,166		2/16/17	276,811	(283,193)
Japanese Yen	GSCO	Sell	2,149,089,570	19,289,620		2/16/17	—	(56,019)
Japanese Yen	HSBK	Sell	2,845,000,000	25,251,853		2/16/17	—	(358,221)
Japanese Yen	JPHQ	Sell	2,843,509,000	25,110,686		2/16/17	—	(485,967)
Euro	BZWS	Sell	24,622,531	27,659,721		2/22/17	485,711	—
Malaysian Ringgit	SCNY	Buy	632,483,000	149,378,380		2/22/17	—	(1,283,298)
Japanese Yen	BZWS	Sell	943,870,000		8,536,402	2/27/17	34,947	—
Japanese Yen	HSBK	Sell	231,662,000		2,091,902	2/27/17	5,318	—
Euro	BOFA	Sell	1,034,213		1,153,230	2/28/17	11,537	—
Euro	DBAB	Sell	4,886,000		5,458,004	3/01/17	63,982	—
Euro	JPHQ	Sell	20,456,395	22,858,487		3/01/17	275,133	—
Japanese Yen	BZWS	Sell	3,288,665,160	29,432,722		3/01/17	—	(191,484)
Japanese Yen	DBAB	Sell	2,461,820,000	22,124,145		3/01/17	—	(51,863)
Total Forward Exchange Contracts							$95,960,601	$(201,399,907)
Net unrealized appreciation (depreciation)								$(105,439,306)

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
*In U.S. dollars unless otherwise indicated.

At February 29, 2016, the Fund had the following interest rate swap contracts outstanding. See Note 1(c).

Interest Rate Swap Contracts
			Counterparty/		Notional	Expiration	Unrealized	Unrealized
Description			Exchange		Amount	Date	Appreciation	Depreciation
Centrally Cleared Swap Contracts
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed
rate 0.926%				LCH	$453,990,000	10/17/17	$—	$(2,118,175)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed
rate 2.775%				CME	103,460,000	10/04/23	—	(11,539,733)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed
rate 2.795%				CME	103,460,000	10/04/23	—	(11,700,014)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed
rate 2.765%				CME	103,460,000	10/07/23	—	(11,458,941)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed
rate 2.731%				LCH	212,200,000	7/07/24	—	(22,360,193)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed
rate 1.914%				LCH	146,340,000	1/22/25	—	(5,346,125)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed
rate 1.970%				LCH	182,920,000	1/23/25	—	(7,536,653)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed
rate 1.973%				LCH	107,950,000	1/27/25	—	(4,469,838)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed
rate 1.937%				LCH	26,990,000	1/29/25	—	(1,032,233)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed
rate 1.942%				LCH	22,850,000	1/30/25	—	(880,481)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed
rate 1.817%				LCH	36,010,000	2/03/25	—	(998,234)

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Semiannual Report 35

TEMPLETON INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

Interest Rate Swap Contracts
	Counterparty/	Notional	Expiration	Unrealized	Unrealized
Description	Exchange	Amount	Date	Appreciation	Depreciation
Centrally Cleared Swap Contracts (continued)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed
rate 2.036%	LCH	$50,330,000	3/23/25	$—	$(2,680,367)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed
rate 1.978%	LCH	37,700,000	3/27/25	—	(1,796,548)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed
rate 1.985%	LCH	37,700,000	3/27/25	—	(1,821,638)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed
rate 3.668%	CME	50,300,000	10/04/43	—	(18,650,719)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed
rate 2.752%	LCH	100,600,000	7/29/45	—	(15,821,714)
Total Centrally Cleared Swap Contracts				—	(120,211,606)
OTC Swap Contracts
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed
rate 3.523%	DBAB	10,830,000	3/28/21	—	(1,432,432)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed
rate 3.440%	CITI	29,610,000	4/21/21	—	(3,756,796)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed
rate 3.391%	JPHQ	24,190,000	5/04/21	—	(2,996,660)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed
rate 3.076%	JPHQ	11,000,000	6/14/21	—	(1,147,772)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed
rate 4.347%	CITI	4,680,000	2/25/41	—	(2,239,466)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed
rate 4.349%	JPHQ	4,680,000	2/25/41	—	(2,242,050)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed
rate 4.320%	JPHQ	3,510,000	2/28/41	—	(1,665,308)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed
rate 4.299%	JPHQ	1,170,000	3/01/41	—	(571,820)
Total OTC Swap Contracts				—	(16,052,304)
Total Interest Rate Swap Contracts				$—	$(136,263,910)
Net unrealized appreciation (depreciation)					$(136,263,910)

See Abbreviations on page 52.

36 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

TEMPLETON INCOME TRUST

Financial Statements

Statement of Assets and Liabilities
February 29, 2016 (unaudited)

Templeton Global Total Return Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$5,992,831,050
Cost - Non-controlled affiliates (Note 3f)	644,941,867
Total cost of investments	$6,637,772,917
Value - Unaffiliated issuers	$5,104,383,770
Value - Non-controlled affiliates (Note 3f)	644,941,867
Total value of investments	5,749,325,637
Cash	19,606,035
Foreign currency, at value (cost $17,109,639)	17,233,022
Receivables:
Investment securities sold	31,858,849
Capital shares sold	10,600,501
Interest	91,804,454
Due from brokers	253,906,841
Unrealized appreciation on OTC forward exchange contracts	95,960,601
Other assets	4,693
Total assets	6,270,300,633
Liabilities:
Payables:
Investment securities purchased	4,735,331
Capital shares redeemed	21,359,097
Management fees	2,875,274
Distribution fees	588,058
Transfer agent fees	1,221,172
Variation margin	1,948,492
Unrealized depreciation on OTC forward exchange contracts	201,399,907
Unrealized depreciation on OTC swap contracts	16,052,304
Deferred tax	1,652,816
Accrued expenses and other liabilities	1,479,770
Total liabilities	253,312,221
Net assets, at value	$6,016,988,412
Net assets consist of:
Paid-in capital	$7,584,501,506
Distributions in excess of net investment income	(91,606,597)
Net unrealized appreciation (depreciation)	(1,132,250,845)
Accumulated net realized gain (loss)	(343,655,652)
Net assets, at value	$6,016,988,412

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TEMPLETON INCOME TRUST
FINANCIAL STATEMENTS

Statement of Assets and Liabilities (continued)
February 29, 2016 (unaudited)

Templeton Global Total Return Fund

Class A:
Net assets, at value	$1,419,968,452
Shares outstanding	130,003,720
Net asset value per share[a]	$10.92
Maximum offering price per share (net asset value per share ÷ 95.75%)	$11.40
Class C:
Net assets, at value	$580,831,566
Shares outstanding	53,253,769
Net asset value and maximum offering price per share[a]	$10.91
Class R:
Net assets, at value	$9,241,494
Shares outstanding	845,802
Net asset value and maximum offering price per share	$10.93
Class R6:
Net assets, at value	$1,198,175,482
Shares outstanding	109,609,141
Net asset value and maximum offering price per share	$10.93
Advisor Class:
Net assets, at value	$2,808,771,418
Shares outstanding	256,848,327
Net asset value and maximum offering price per share	$10.94

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

38 Semiannual Report | The accompanying notes are an integral part of these financial statements.

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TEMPLETON INCOME TRUST
FINANCIAL STATEMENTS

Statement of Operations
for the six months ended February 29, 2016 (unaudited)

Templeton Global Total Return Fund

Investment income:
Interest (net of foreign taxes of $4,111,464)	$204,976,151
Expenses:
Management fees (Note 3a)	20,832,050
Distribution fees: (Note 3c)
Class A	1,974,193
Class C	2,100,302
Class R	23,804
Transfer agent fees: (Note 3e)
Class A	981,302
Class C	401,199
Class R	5,915
Class R6	3,582
Advisor Class	2,168,281
Custodian fees (Note 4)	2,142,515
Reports to shareholders	201,632
Registration and filing fees	209,462
Professional fees	54,577
Trustees’ fees and expenses	27,567
Other	189,526
Total expenses	31,315,907
Expense reductions (Note 4)	(18,334)
Expenses waived/paid by affiliates (Note 3f)	(343,394)
Net expenses	30,954,179
Net investment income	174,021,972
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	(387,199,524)
Foreign currency transactions	48,426,156
Swap contracts	(16,617,898)
Net realized gain (loss)	(355,391,266)
Net change in unrealized appreciation (depreciation) on:
Investments	109,152,434
Translation of other assets and liabilities denominated in foreign currencies	(126,472,964)
Value recovery instruments	(4,770,439)
Swap contracts	(96,279,408)
Change in deferred taxes on unrealized appreciation	(69,784)
Net change in unrealized appreciation (depreciation)	(118,440,161)
Net realized and unrealized gain (loss)	(473,831,427)
Net increase (decrease) in net assets resulting from operations	$(299,809,455)

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TEMPLETON INCOME TRUST
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Templeton Global Total Return Fund

	Six Months Ended
	February 29, 2016	Year Ended
	(unaudited)	August 31, 2015
Increase (decrease) in net assets:
Operations:
Net investment income	$174,021,972	$361,370,464
Net realized gain (loss)	(355,391,266)	249,453,415
Net change in unrealized appreciation (depreciation)	(118,440,161)	(1,246,393,894)
Net increase (decrease) in net assets resulting from operations	(299,809,455)	(635,570,015)
Distributions to shareholders from:
Net investment income and net foreign currency gains:
Class A	(25,561,397)	(149,831,862)
Class C	(9,214,584)	(60,930,765)
Class R	(142,066)	(642,496)
Class R6	(22,218,683)	(91,140,876)
Advisor Class	(61,144,695)	(365,058,463)
Net realized gains:
Class A	—	(5,315,875)
Class C	—	(2,264,158)
Class R	—	(22,707)
Class R6	—	(2,898,824)
Advisor Class	—	(12,513,944)
Total distributions to shareholders	(118,281,425)	(690,619,970)
Capital share transactions: (Note 2)
Class A	(117,424,574)	(182,032,979)
Class C	(87,232,879)	(68,445,380)
Class R	45,380	3,098,281
Class R6	56,021,620	363,185,816
Advisor Class	(844,559,075)	(445,016,095)
Total capital share transactions	(993,149,528)	(329,210,357)
Net increase (decrease) in net assets	(1,411,240,408)	(1,655,400,342)
Net assets:
Beginning of period	7,428,228,820	9,083,629,162
End of period	$6,016,988,412	$7,428,228,820
Distributions in excess of net investment income included in net assets:
End of period	$(91,606,597)	$(147,347,144)

40 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

TEMPLETON INCOME TRUST

Notes to Financial Statements (unaudited)

Templeton Global Total Return Fund

1. Organization and Significant Accounting Policies

Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Templeton Global Total Return Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An

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Semiannual Report 41

TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

a. Financial Instrument Valuation (continued)

income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and

42 Semiannual Report

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TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counter-parties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable coun-terparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the

Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

The Fund invests in value recovery instruments, for which payments may be made based on established benchmarks for an underlying variable. The security has a notional amount, which is used to calculate amounts of payments allocated to holders. Payments are recorded upon receipt as realized gains in the Statement of Operations.

See Note 10 regarding other derivative information.

d. Loan Participation Notes

The Fund invests in loan participation notes (Participations). Participations are loans originally issued to a borrower by one or more financial institutions (the Lender) and subsequently sold to other investors, such as the Fund. Participations typically result in the Fund having a contractual relationship only with the Lender and not with the borrower. The Fund has the right to receive from the Lender any payments of principal, interest and fees which the Lender received from the borrower. The Fund generally has no rights to either enforce compliance by the borrower with the terms of the loan agreement or to any collateral relating to the original loan. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. The Participations may also involve

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Semiannual Report 43

TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

d. Loan Participation Notes (continued)

interest rate risk and liquidity risk, including the potential default or insolvency of the borrower and/or the Lender.

e. Senior Floating Rate Interests

The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale.

f. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of February 29, 2016, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

g. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as interest income in the Statement of Operations.

h. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

44 Semiannual Report

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TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

i. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At February 29, 2016, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	February 29, 2016		August 31, 2015

	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	26,639,945	$305,528,369	50,961,239	$647,095,388
Shares issued in reinvestment of distributions	1,793,297	20,409,877	10,122,112	126,545,589
Shares redeemed	(38,780,570)	(443,362,820)	(76,357,085)	(955,673,956)
Net increase (decrease)	(10,347,328)	$(117,424,574)	(15,273,734)	$(182,032,979)

Class C Shares:
Shares sold	8,330,793	$95,672,732	14,370,293	$182,201,485
Shares issued in reinvestment of distributions	653,753	7,434,019	3,972,417	49,596,814
Shares redeemed	(16,690,230)	(190,339,630)	(24,009,133)	(300,243,679)
Net increase (decrease)	(7,705,684)	$(87,232,879)	(5,666,423)	$(68,445,380)

Class R Shares:
Shares sold	124,253	$1,426,062	404,624	$5,066,507
Shares issued in reinvestment of distributions	10,546	120,071	50,940	636,566
Shares redeemed	(132,071)	(1,500,753)	(207,399)	(2,604,792)
Net increase (decrease)	2,728	$45,380	248,165	$3,098,281

Class R6 Shares:
Shares sold	14,289,088	$162,230,993	32,030,555	$407,956,970
Shares issued in reinvestment of distributions	1,737,293	19,751,644	6,609,875	82,634,078
Shares redeemed	(11,300,680)	(125,961,017)	(10,047,878)	(127,405,232)
Net increase (decrease)	4,725,701	$56,021,620	28,592,552	$363,185,816

Advisor Class Shares:
Shares sold	94,621,228	$1,089,116,114	142,477,043	$1,808,516,261
Shares issued in reinvestment of distributions	4,344,165	49,593,461	24,061,844	301,252,377
Shares redeemed	(173,381,248)	(1,983,268,650)	(203,991,930)	(2,554,784,733)
Net increase (decrease)	(74,415,855)	$(844,559,075)	(37,453,043)	$(445,016,095)

3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton
Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

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TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

3. Transactions with Affiliates (continued)

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.700%	Up to and including $200 million
0.650%	Over $200 million, up to and including $1.3 billion
0.600%	Over $1.3 billion, up to and including $2.5 billion
0.585%	Over $2.5 billion, up to and including $5 billion
0.575%	Over $5 billion, up to and including $10 billion
0.565%	In excess of $10 billion

For the period ended February 29, 2016, the annualized effective investment management fee rate was 0.599% of the Fund’s average daily net assets.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	0.65%
Class R	0.50%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated broker/dealers	$62,295
CDSC retained	$33,572

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

46 Semiannual Report

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TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

For the period ended February 29, 2016, the Fund paid transfer agent fees of $3,560,279, of which $1,265,976 was retained by Investor Services.

f. Investments in Affiliated Management Investment Companies

The Fund invests in an affiliated management investment company for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment company, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. Prior to September 1, 2013, the waiver was accounted for as a reduction to management fees.

% of
Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares Held	Value		Realized	Outstanding
	at Beginning	Gross	Gross	at End	at End Investment		Gain	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)	of Period
Non-Controlled Affiliates
Institutional Fiduciary
Trust Money
Market Portfolio	491,768,089 1,968,453,997 (1,815,280,219)			644,941,867 $644,941,867		$ —	$ —	3.29%

g. Waiver and Expense Reimbursements

Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.01% until December 31, 2016. There were no Class R6 transfer agent fees waived during the period ended February 29, 2016.

h. Other Affiliated Transactions

At February 29, 2016, one or more of the funds in Franklin Fund Allocator Series owned 10.25% of the Fund’s outstanding shares.

i. Interfund Transactions

The Fund engaged in purchases and sales of investments with funds or other accounts that have a common investment manager (or affiliated investment managers), directors, trustees, or officers. During the period ended February 29, 2016, the purchase and sale transactions aggregated $13,612,360 and $-, respectively.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended February 29, 2016, the custodian fees were reduced as noted in the Statement of Operations.

5. Income Taxes

For tax purposes, the Fund may elect to defer any portion of a post-October capital loss to the first day of the following fiscal year. At August 31, 2015, the Fund deferred post-October capital losses of $9,224,307.

At February 29, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$6,700,022,480
Unrealized appreciation	$64,477,452
Unrealized depreciation	(1,015,174,295)
Net unrealized appreciation (depreciation)	$(950,696,843)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treat-
ments of foreign currency transactions, bond discounts and premiums and swaps.

franklintempleton.com	Semiannual Report	47

TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended February 29, 2016, aggregated $1,638,237,221 and $2,211,694,524, respectively.

7. Credit Risk and Defaulted Securities

At February 29, 2016, the Fund had 33.86% of its portfolio invested in high yield, senior secured floating rate notes, or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At February 29, 2016, the aggregate value of these securities was $1,894,395, representing 0.03% of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Statement of Investments.

8. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

9. Restricted Securities

The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At February 29, 2016, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

Warrants	Issuer[a]	Acquisition Dates	Cost	Value
22,026	Edcon Holdings Ltd., F wts., 2/20/49	11/27/15	$233	$240
394,125,656	Edcon Holdings Ltd., F1 wts., 2/20/49	11/27/15	4,175,959	4,288,481
31,916,299	Edcon Holdings Ltd., F2 wts., 2/20/49	11/27/15	338,169	347,281
	Total Restricted Securities (Value is 0.08% of Net Assets)		$4,514,361	$4,636,002
[a]The Fund also invests in unrestricted securities of the issuer, valued at $24,066,465 as of February 29, 2016.

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TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

10. Other Derivative Information

At February 29, 2016, the Fund’s investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives

Derivative Contracts
Not Accounted for as	Statement of Assets and		Statement of Assets and
Hedging Instruments	Liabilities Location	Fair Value	Liabilities Location	Fair Value
Interest rate contracts	Variation margin	$—	Variation margin	$120,211,606	[a]
	Unrealized appreciation on	—	Unrealized depreciation on	16,052,304
	OTC swap contracts		OTC swap contracts
Foreign exchange contracts	Unrealized appreciation on	95,960,601	Unrealized depreciation on	201,399,907
	OTC forward exchange		OTC forward exchange
	contracts		contracts
Value recovery instruments	Investments in securities, at	19,157,476	Investments in securities, at	—
	value		value
Totals		$115,118,077		$337,663,817

[a]This amount reflects the cumulative appreciation (depreciation) of centrally cleared swaps contracts as reported in the Statement of Investments. Only the variation margin payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

For the period ended February 29, 2016, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:

					Net Change in
					Unrealized
Derivative Contracts		Net Realized			Appreciation
Not Accounted for as	Statement of Operations	Gain (Loss)		Statement of Operations	(Depreciation)
Hedging Instruments	Locations	for the Period		Locations	for the Period
	Net realized gain (loss) from:			Net change in unrealized
				appreciation (depreciation) on:
Interest rate contracts	Swap contracts	$(16,617,898)		Swap contracts	$(96,279,408)
Foreign exchange contracts	Foreign currency transactions	65,769,904	[a]	Translation of other assets	(127,745,495)[a]
				and liabilities denominated
				in foreign currencies
Value recovery instruments	Value recovery instruments	—		Value recovery instruments	(4,770,439)
Totals		$49,152,006			$(228,795,342)

[a]Forward exchange contracts are included in net realized gain (loss) from foreign currency transactions and net change in unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies in the Statement of Operations.

For the period ended February 29, 2016, the average month end fair value of derivatives represented 6.77% of average month end net assets. The average month end number of open derivative contracts for the period was 604.

At February 29, 2016, the Fund’s OTC derivative assets and liabilities are as follows:

	Gross and Net Amounts
	of Assets and Liabilities
	Presented in the
	Statement of Assets and
	Liabilities

	Assets[a]	Liabilities[a]
Derivatives
Forward exchange contracts	$95,960,601	$201,399,907
Swap Contracts	—	16,052,304
Total	$95,960,601	$217,452,211

[a]Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

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TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

10. Other Derivative Information (continued)

At February 29, 2016, the Fund’s OTC derivative assets, which may be offset against the Fund’s OTC derivative liabilities and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the
		Statement of Assets and Liabilities

	Gross and Net
	Amounts of Assets		Financial
	Presented in the	Financial	Instruments	Cash
	Statement of Assets	Instruments	Collateral	Collateral	Net Amount (Not
	and Liabilities	Available for Offset	Received	Received	less than zero)
Counterparty
BOFA	$1,481,916	$(1,481,916)	$—	$—	$—
BZWS	13,483,473	(13,483,473)	—	—	—
CITI	11,017,511	(11,017,511)	—	—	—
DBAB	16,046,436	(16,046,436)	—	—	—
GSCO	1,791,306	(1,791,306)	—	—	—
HSBK	14,409,457	(14,409,457)	—	—	—
JPHQ	35,352,766	(35,352,766)	—	—	—
MSCO	2,288,762	(2,288,762)	—	—	—
SCNY	88,974	(88,974)	—	—	—
UBSW	—	—	—	—	—
Total	$95,960,601	$(95,960,601)	$—	$—	$—

At February 29, 2016, the Fund’s OTC derivative liabilities, which may be offset against the Fund’s OTC derivative assets and collateral pledged to the counterparty, are as follows:

		Amounts Not Offset in the
		Statement of Assets and Liabilities

	Gross and Net
	Amounts of Liabilities		Financial
	Presented in the	Financial	Instruments	Cash
	Statement of Assets	Instruments	Collateral	Collateral	Net Amount (Not
	and Liabilities	Available for Offset	Pledged	Pledged[a]	less than zero)
Counterparty
BOFA	$2,386,148	$(1,481,916)	$—	$(904,232)	$—
BZWS	20,075,609	(13,483,473)	—	(6,592,136)	—
CITI	68,900,201	(11,017,511)	—	(57,882,690)	—
DBAB	32,033,996	(16,046,436)	—	(15,987,560)	—
GSCO	14,631,211	(1,791,306)	—	(12,839,905)	—
HSBK	18,769,756	(14,409,457)	—	(4,360,299)	—
JPHQ	45,829,413	(35,352,766)	—	(10,476,647)	—
MSCO	9,105,999	(2,288,762)	—	(6,817,237)	—
SCNY	5,640,816	(88,974)	—	(5,551,842)	—
UBSW	79,062	—	—	(79,062)	—
Total	$217,452,211	$(95,960,601)	$—	$(121,491,610)	$—

aIn some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of over-collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

See Note 1(c) regarding derivative financial instruments.

See abbreviations on page 52.

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TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

11. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Temple-ton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 10, 2017. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. Effective February 12, 2016, the annual commitment fee is 0.15%. These fees are reflected in other expenses in the Statement of Operations. During the period ended February 29, 2016, the Fund did not use the Global Credit Facility.

12. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of February 29, 2016, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities
Equity Investments:[a]
South Africa	$—	$—	$4,636,002	$4,636,002
United Kingdom	—	1,332,203	—	1,332,203
Convertible Bonds	—	43,626,600	—	43,626,600
Foreign Government and Agency Securities[b]	—	4,553,689,908	—	4,553,689,908
Quasi-Sovereign and Corporate Bonds[b]	—	276,740,500	14,897	276,755,397
Senior Floating Rate Interests[b]	—	853,690	—	853,690
Escrows and Litigation Trusts[b]	—	—	—[c]	—
Short Term Investments	644,941,867	223,489,970	—	868,431,837
Total Investments in Securities	$644,941,867	$5,099,732,871	$4,650,899	$5,749,325,637
Other Financial Instruments
Forward Exchange Contracts	$—	$95,960,601	$—	$95,960,601

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Semiannual Report 51

TEMPLETON INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

12. Fair Value Measurements (continued)

	Level 1	Level 2	Level 3	Total

Liabilities:
Other Financial Instruments
Forward Exchange Contracts	$—	$201,399,907	$—	$201,399,907
Swap Contracts	—	136,263,910	—	136,263,910
Total Other Financial Instruments	$—	$337,663,817	$—	$337,663,817

[a]Includes common, convertible preferred stocks as well as other equity investments.
[b]For detailed categories, see the accompanying Statement of Investments.
[c]Includes securities determined to have no value at February 29, 2016.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

13. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations
Counterparty/Exchange		Currency		Selected Portfolio
BOFA	Bank of America Corp.	AUD	Australian Dollar	FRN	Floating Rate Note
BZWS	Barclays Bank PLC	BRL	Brazilian Real	GDP	Gross Domestic Product
CITI	Citibank, N.A.	COP	Colombian Peso	PIK	Payment-In-Kind
CME	Chicago Mercantile Exchange	DEM	Deutsche Mark	VRI	Value Recovery Instruments
DBAB	Deutsche Bank AG	EUR	Euro
GSCO	Goldman Sachs Group, Inc.	GHS	Ghanaian Cedi
HSBK	HSBC Bank PLC	IDR	Indonesian Rupiah
JPHQ	JPMorgan Chase Bank, N.A.	INR	Indian Rupee
LCH	LCH Clearnet LLC	JPY	Japanese Yen
MSCO	Morgan Stanley and Co. Inc.	KRW	South Korean Won
SCNY	Standard Chartered Bank	LKR	Sri Lankan Rupee
UBSW	UBS AG	MXN	Mexican Peso
		MYR	Malaysian Ringgit
		PHP	Philippine Peso
		PLN	Polish Zloty
		RSD	Serbian Dinar
		UYU	Uruguayan Peso

52 Semiannual Report franklintempleton.com

TEMPLETON INCOME TRUST
TEMPLETON GLOBAL TOTAL RETURN FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Semiannual Report and Shareholder Letter
Templeton Global Total Return Fund

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN® / 342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2016 Franklin Templeton Investments. All rights reserved.	407 S 04/16

Semiannual Report
and Shareholder Letter
February 29, 2016

Templeton Emerging Markets Bond Fund

A SERIES OF TEMPLETON INCOME TRUST

Sign up for electronic delivery at franklintempleton.com/edelivery

Contents
Semiannual Report
Templeton Emerging Markets Bond Fund	3
Performance Summary	6
Your Fund’s Expenses	9
Financial Highlights and Statement of Investments	11
Financial Statements	22
Notes to Financial Statements	26
Shareholder Information	38

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

2 Semiannual Report

franklintempleton.com

Semiannual Report

Templeton Emerging Markets Bond Fund

This semiannual report for Templeton Emerging Markets Bond Fund covers the period ended February 29, 2016.

Your Fund’s Goal and Main Investments

The Fund seeks current income with capital appreciation as a secondary goal. Under normal market conditions, the Fund invests at least 80% of its net assets in a non-diversified portfolio of bonds issued by government or government related entities that are located in emerging market countries, as well as bonds issued by emerging market corporate entities.

Performance Overview

For the six months under review, the Fund’s Class A shares had a -3.13% cumulative total return. In comparison, U.S. dollar-denominated emerging market bonds, as measured by the Fund’s benchmark, the J.P. Morgan (JPM) Emerging Markets Bond Index (EMBI) Global, posted a +1.97% cumulative total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

Global markets experienced significant volatility during the six-month period, as declines in oil prices and concerns about economic conditions in China and the outlook for growth across the globe appeared to negatively impact markets. However, we believed there was a significant disconnect between market pessimism and the underlying fundamentals. Markets appeared to react as if conditions were worse than the 2008 global financial crisis or the Asian financial crisis of 1997 and 1998, yet several emerging market economies were in far better shape, by our assessment, with larger foreign reserves and more

*Figures reflect certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.
**Includes foreign treasury bills, money market funds and net other assets less liabilities.

diversified, growing economies. Risk aversion initially peaked during the weeks around the start of the reporting period, then began to diminish in October and November, leading to a recovery in risk asset pricing. However, volatility returned in late December and resurged over the first couple weeks of the new year, leading to further declines in several risk assets as oil prices dropped below $30 per barrel. Risk aversion relented a bit at the end of January before returning again in early February. However, over the final weeks of February, risk appetites returned and several risk assets rallied, creating a positive trend for global markets as the period came to a close.

After postponing action in September and October, the U.S. Federal Reserve (Fed) raised its policy rate 25 basis points (0.25%) at its December meeting, marking the first increase in the federal funds rate since 2006 and the first non-zero rate policy since 2008. Despite the move toward tightening policy, the Federal Open Market Committee stressed that U.S. monetary policy would remain highly accommodative and that the pace of future increases would be gradual. Although bond yields initially shifted higher across much of Europe, Asia ex-Japan and Latin America in December, they subsequently declined during the first two months of 2016. The yield on the 10-year U.S. Treasury note began the period at 2.21% and

1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the
Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 16.

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Semiannual Report 3

TEMPLETON EMERGING MARKETS BOND FUND

*Figures reflect certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.
**Other Europe includes Republic of Montenegro.

finished the period at 1.74%. Additionally, yields across much of Europe declined substantially; the yield on the 10-year German bund was 0.80% at the start of the period and dropped to 0.11% by the end of February. The Bank of Japan introduced a negative interest rate policy in January, and 10-year Japan government bond yields dropped to -0.07% by period-end from 0.38% on August 31, 2015.

A vast number of currencies across developed and emerging markets depreciated against the U.S. dollar during the period, with only a few select currencies appreciating, most notably the Indonesian rupiah and the Japanese yen. Emerging markets were often regarded by investors as being in near-crisis condition, particularly during the volatility in January and February. Several emerging market currencies stood out as excessively depreciated, in our view. We were focused on the opportunity sets in several currencies and believed that fears of a systemic crisis across the emerging markets asset class were exaggerated. Most commodity exporters and emerging markets with poor macro fundamentals remained vulnerable, but we observed several other emerging market countries that we believed had sound policies and stronger underlying fundamentals than markets were indicating. We observed a subset of compelling valuations across specific currencies and select areas of the local currency bond markets.

Additionally, we continued to believe that fears of global deflation were unwarranted and that markets were overestimating the extent to which lower headline inflation reflected structurally weaker global demand. Supply factors were the main driver behind falling energy and commodity prices, by our assessment, which in turn have pushed headline inflation lower.

These are short-term effects, and their disinflationary impact should wane as commodity prices stabilize, in our opinion. The belief that inflation had become structurally lower appeared to make several investors complacent on taking interest rate risk in what we believed was a vulnerable part of the yield cycle. Underlying inflation in the U.S. was not adequately priced into bond yields during the period, in our assessment, and we were wary of the lack of inflation being priced into bond yields across the globe. In our view, there were more risks of inflation moving up than down, yet markets appeared to price in deflation and downside risks.

Investment Strategy

We invest selectively in bonds from emerging markets around the world to generate income for the Fund, seeking opportunities while monitoring changes in interest rates, currency exchange rates and credit risk. We seek to manage the Fund’s exposure to various currencies and may use currency and cross currency forward contracts, as well as currency and currency index futures contracts.

What is a currency forward contract?
A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date.

What is a futures contract?
A futures contract is an agreement between the Fund and a
counterparty made through a U.S. or foreign futures exchange to buy or sell an underlying instrument or asset at a specific price on a future date.

Manager’s Discussion

On the whole, we continued to position our strategies for rising rates by maintaining low portfolio duration and aiming at a negative correlation with U.S. Treasury returns. We also continued to actively seek select duration exposures that we believe offer positive real yields without undue interest rate risk, favoring countries that we believe have solid underlying fundamentals and prudent fiscal, monetary and financial policies. During the period, we shifted out of markets where we had previously held contrarian positions to reallocate to positions that, in our view, had fundamentally attractive valuations for the medium term. We also maintained our exposures to several of our strongest investment convictions and added to those types of positions as prices became cheaper during periods of heightened volatility. Despite the persistence of volatility during the period, we remained encouraged by the vast set of fundamentally attractive valuations across the global bond and currency markets. We favored currencies in countries where inflation was picking up

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TEMPLETON EMERGING MARKETS BOND FUND

Currency Breakdown*
2/29/16
% of Total
Net Assets
Americas	95.6%
U.S. Dollar	58.4%
Mexican Peso	20.5%
Brazilian Real	11.4%
Uruguayan Peso	3.8%
Chilean Peso	1.5%
Asia Pacific	13.6%
Malaysian Ringgit	13.2%
Indian Rupee	7.0%
Indonesian Rupiah	5.9%
Philippine Peso	3.3%
Sri Lankan Rupee	0.8%
South Korean Won	0.3%
Australian Dollar	-3.5%
Japanese Yen	-13.4%
Middle East & Africa	6.5%
Ghanaian Cedi	6.5%
Europe	-15.7%
Serbian Dinar	2.3%
Euro	-18.0%

*Figures reflect certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.

and growth remained healthy yet the local currencies remained fundamentally undervalued, by our assessment. We were positioned for depreciation of the euro and yen, a rise in U.S. Treasury yields and currency appreciation in select emerging markets. During the period, we used currency forward contracts to actively manage exposure to currencies. We also used interest rate swaps to tactically manage duration exposures.

What is duration?
Duration is a measure of a bond’s price sensitivity to interest rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest rate changes than a portfolio with a higher duration.

What is an interest rate swap?
An interest rate swap is an agreement between two parties to exchange interest rate payment obligations, generally one
based on an interest rate fixed to maturity and the other based on an interest rate that changes in accordance with changes in a designated benchmark (for example, LIBOR, prime, commercial
paper or other benchmarks).

During the period, the Fund’s negative absolute performance was primarily attributable to currency positions. Interest rate strategies contributed to absolute return while credit exposures had a largely neutral effect. Currency positions in Latin America detracted from absolute return, as did the Fund’s net-negative positon in the Japanese yen, through the use of currency forward contracts. However, the Fund’s net-negative position in the euro, through the use of currency forward contracts, contributed to absolute return. The Fund maintained a defensive approach regarding interest rates in emerging markets. Select duration exposures in Latin America and multiple countries in other regions contributed to absolute performance, while negative duration exposure to U.S. Treasuries detracted. Credit exposures in Africa detracted from absolute return while credit exposures in Europe contributed.

Thank you for your participation in Templeton Emerging Markets Bond Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of February 29, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Semiannual Report 5

TEMPLETON EMERGING MARKETS BOND FUND

Performance Summary as of February 29, 2016

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value

Share Class (Symbol)	2/29/16	8/31/15		Change
A (FEMGX)	$7.96	$8.33	-$	0.37
C (N/A)	$7.95	$8.31	-$	0.36
R (N/A)	$7.93	$8.30	-$	0.37
R6 (N/A)	$7.96	$8.34	-$	0.38
Advisor (N/A)	$7.97	$8.35	-$	0.38

Distributions[1] (9/1/15–2/29/16)

Dividend
Share Class	Income
A	$0.1121
C	$0.0836
R	$0.0955
R6	$0.1225
Advisor	$0.1183

See page 8 for Performance Summary footnotes.

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TEMPLETON EMERGING MARKETS BOND FUND
PERFORMANCE SUMMARY

Performance as of 2/29/162

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/R6/Advisor Class: no sales charges.

				Average Annual
	Cumulative	Average Annual	Value of $10,000	Total Return	Total Annual Operating Expenses[7]
Share Class	Total Return[3]	Total Return[4]	Investment[5]	(3/31/16)[6]	(with waiver)	(without waiver)
A					1.26%	2.37%
6-Month	-3.13%	-7.25%	$9,275
1-Year	-5.50%	-9.46%	$9,054	-2.04%
Since Inception (4/1/13)	-9.18%	-4.67%	$8,699	-2.63%
C					1.66%	2.77%
6-Month	-3.47%	-4.43%	$9,557
1-Year	-6.03%	-6.95%	$9,305	+0.91%
Since Inception (4/1/13)	-10.35%	-3.68%	$8,965	-1.61%
R					1.51%	2.62%
6-Month	-3.34%	-3.34%	$9,666
1-Year	-5.89%	-5.89%	$9,411	+2.17%
Since Inception (4/1/13)	-10.14%	-3.60%	$8,986	-1.49%
R6					0.96%	2.02%
6-Month	-3.01%	-3.01%	$9,699
1-Year	-5.39%	-5.39%	$9,461	+2.58%
Since Inception (5/1/13)	-9.89%	-3.61%	$9,011	-1.48%
Advisor					1.01%	2.12%
6-Month	-3.17%	-3.17%	$9,683
1-Year	-5.45%	-5.45%	$9,455	+2.39%
Since Inception (4/1/13)	-8.69%	-3.07%	$9,131	-1.01%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

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Semiannual Report 7

TEMPLETON EMERGING MARKETS BOND FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Changes in interest rates will affect the value of the Fund’s portfolio and its share price and yield. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund’s use of foreign currency techniques involves special risks. Currency rates may fluctuate significantly over short periods of time and can reduce returns. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio that may result in significant volatility and cause the Fund to participate in losses (as well as enable gains) on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits and may realize losses when a counterparty fails to perform as promised. Bonds are subject to liquidity risk, which may have an adverse impact on the security’s value or the Fund’s ability to sell such securities. Special risks are associated with foreign investing, including currency rate fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The risks associated with higher yielding, lower rated securities include higher risks of default and loss of principal. The Fund is also nondiversified, which involves the risk of greater price fluctuation than a more diversified portfolio. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Class R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Class R6: Shares are available to certain eligible investors as described in the prospectus.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
2. The Fund has an expense reduction contractually guaranteed through at least 12/31/16 and a fee waiver associated with any investment in a Franklin Templeton money fund, contractually guaranteed through at least 12/31/16. Fund investment results reflect the expense reduction and fee waiver, to the extent applicable; without these reductions, the results would have been lower.
3. Cumulative total return represents the change in value of an investment over the periods indicated.
4. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
5. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
6. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
7. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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TEMPLETON EMERGING MARKETS BOND FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1. Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2. Multiply the result by the number under the heading “Expenses Paid During Period.”

If Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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Semiannual Report 9

TEMPLETON EMERGING MARKETS BOND FUND
YOUR FUND’S EXPENSES

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 9/1/15	Value 2/29/16	Period* 9/1/15–2/29/16
A
Actual	$1,000	$968.70	$5.43
Hypothetical (5% return before expenses)	$1,000	$1,019.34	$5.57
C
Actual	$1,000	$965.30	$8.06
Hypothetical (5% return before expenses)	$1,000	$1,016.66	$8.27
R
Actual	$1,000	$966.60	$6.99
Hypothetical (5% return before expenses)	$1,000	$1,017.75	$7.17
R6
Actual	$1,000	$969.90	$4.65
Hypothetical (5% return before expenses)	$1,000	$1,020.14	$4.77
Advisor
Actual	$1,000	$968.30	$4.89
Hypothetical (5% return before expenses)	$1,000	$1,019.89	$5.02

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 1.11%;
C: 1.65%; R: 1.43%; R6: 0.95%; and Advisor: 1.00%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

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TEMPLETON EMERGING MARKETS BOND FUND

Financial Highlights
Templeton Emerging Markets Bond Fund
	Six Months Ended
	February 29, 2016	Year Ended August 31,
	(unaudited)	2015	2014	2013 [a]
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$8.33	$9.78	$9.49	$10.00
Income from investment operations[b]:
Net investment income[c]	0.26	0.48	0.50	0.18
Net realized and unrealized gains (losses)	(0.52)	(1.33)	0.28	(0.69)
Total from investment operations	(0.26)	(0.85)	0.78	(0.51)
Less distributions from net investment income	(0.11)	(0.60)	(0.49)	—
Net asset value, end of period	$7.96	$8.33	$9.78	$9.49

Total return[d]	(3.13)%	(8.88)%	8.42%	(5.10)%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	2.38%	2.27%	3.24%[f]	2.37%[g]
Expenses net of waiver and payments by affiliates	1.11%	1.16%	1.25%[h]	1.21%[g]
Net investment income	6.43%	5.47%	5.16%	4.32%[g]

Supplemental data
Net assets, end of period (000’s)	$12,725	$14,085	$17,462	$10,319
Portfolio turnover rate	21.03%	43.49%	6.31%	8.80%

a For the period April 1, 2013 (commencement of operations) to August 31, 2013.
b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c Based on average daily shares outstanding.
d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e Ratios are annualized for periods less than one year.
f Ratios are adjusted to exclude the effects of annualization for non-recurring expenses.
g Ratios are annualized for periods less than one year, except for non-recurring expenses.
h Benefit of expense reduction rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 11

TEMPLETON EMERGING MARKETS BOND FUND
FINANCIAL H IGHLIGHTS

Templeton Emerging Markets Bond Fund (continued)
	Six Months Ended
	February 29, 2016	Year Ended August 31,
	(unaudited)	2015	2014	2013 [a]
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$8.31	$9.77	$9.47	$10.00
Income from investment operations[b]:
Net investment income[c]	0.24	0.44	0.46	0.17
Net realized and unrealized gains (losses)	(0.52)	(1.34)	0.29	(0.70)
Total from investment operations	(0.28)	(0.90)	0.75	(0.53)
Less distributions from net investment income	(0.08)	(0.56)	(0.45)	—
Net asset value, end of period	$7.95	$8.31	$9.77	$9.47

Total return[d]	(3.47)%	(9.31)%	8.03%	(5.30)%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	2.92%	2.76%	3.64%[f]	2.81%[g]
Expenses net of waiver and payments by affiliates	1.65%	1.65%	1.65%[h]	1.65%[g]
Net investment income	5.89%	4.98%	4.76%	3.88%[g]

Supplemental data
Net assets, end of period (000’s)	$463	$551	$817	$281
Portfolio turnover rate	21.03%	43.49%	6.31%	8.80%

a For the period April 1, 2013 (commencement of operations) to August 31, 2013.
b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c Based on average daily shares outstanding.
d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e Ratios are annualized for periods less than one year.
f Ratios are adjusted to exclude the effects of annualization for non-recurring expenses.
g Ratios are annualized for periods less than one year, except for non-recurring expenses.
h Benefit of expense reduction rounds to less than 0.01%.

12 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

TEMPLETON EMERGING MARKETS BOND FUND
FINANCIAL H IGHLIGHTS

Templeton Emerging Markets Bond Fund (continued)
	Six Months Ended
	February 29, 2016	Year Ended August 31,
	(unaudited)	2015	2014	2013 [a]
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$8.30	$9.76	$9.48	$10.00
Income from investment operations[b]:
Net investment income[c]	0.25	0.43	0.47	0.16
Net realized and unrealized gains (losses)	(0.52)	(1.31)	0.28	(0.68)
Total from investment operations	(0.27)	(0.88)	0.75	(0.52)
Less distributions from net investment income	(0.10)	(0.58)	(0.47)	—
Net asset value, end of period	$7.93	$8.30	$9.76	$9.48

Total return[d]	(3.34)%	(9.14)%	7.94%	(5.20)%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	2.69%	2.61%	3.49%[f]	2.65%[g]
Expenses net of waiver and payments by affiliates	1.43%	1.50%	1.50%[h]	1.50%[g]
Net investment income	6.11%	5.13%	4.91%	4.04%[g]

Supplemental data
Net assets, end of period (000’s)	$25	$26	$10	$9
Portfolio turnover rate	21.03%	43.49%	6.31%	8.80%

a For the period April 1, 2013 (commencement of operations) to August 31, 2013.
b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c Based on average daily shares outstanding.
d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e Ratios are annualized for periods less than one year.
f Ratios are adjusted to exclude the effects of annualization for non-recurring expenses.
g Ratios are annualized for periods less than one year, except for non-recurring expenses.
h Benefit of expense reduction rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 13

TEMPLETON EMERGING MARKETS BOND FUND
FINANCIAL H IGHLIGHTS

Templeton Emerging Markets Bond Fund (continued)
	Six Months Ended
	February 29, 2016	Year Ended August 31,
	(unaudited)	2015	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$8.34	$9.79	$9.50	$10.15
Income from investment operations[b]:
Net investment income[c]	0.27	0.50	0.53	0.17
Net realized and unrealized gains (losses)	(0.53)	(1.33)	0.27	(0.82)
Total from investment operations	(0.26)	(0.83)	0.80	(0.65)
Less distributions from net investment income	(0.12)	(0.62)	(0.51)	—
Net asset value, end of period	$7.96	$8.34	$9.79	$9.50

Total return[d]	(3.01)%	(8.75)%	8.67%	(6.40)%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	6.20%	2.01%	3.44%[f]	4.28%[g]
Expenses net of waiver and payments by affiliates	0.95%	0.95%	0.96%[h]	0.96%[g]
Net investment income	6.59%	5.68%	5.45%	2.41%[g]

Supplemental data
Net assets, end of period (000’s)	$4	$4	$5	$5
Portfolio turnover rate	21.03%	43.49%	6.31%	8.80%

a For the period May 1, 2013 (effective date) to August 31, 2013.
b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c Based on average daily shares outstanding.
d Total return is not annualized for periods less than one year.
e Ratios are annualized for periods less than one year.
f Ratios are adjusted to exclude the effects of annualization for non-recurring expenses.
g Ratios are annualized for periods less than one year, except for non-recurring expenses.
h Benefit of expense reduction rounds to less than 0.01%.

14 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

TEMPLETON EMERGING MARKETS BOND FUND
FINANCIAL H IGHLIGHTS

Templeton Emerging Markets Bond Fund (continued)
	Six Months Ended
	February 29, 2016	Year Ended August 31,
	(unaudited)	2015	2014	2013 [a]
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$8.35	$9.80	$9.51	$10.00
Income from investment operations[b]:
Net investment income[c]	0.27	0.50	0.52	0.20
Net realized and unrealized gains (losses)	(0.53)	(1.33)	0.28	(0.69)
Total from investment operations	(0.26)	(0.83)	0.80	(0.49)
Less distributions from net investment income	(0.12)	(0.62)	(0.51)	—
Net asset value, end of period	$7.97	$8.35	$9.80	$9.51

Total return[d]	(3.17)%	(8.69)%	8.60%	(4.90)%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	2.27%	2.11%	2.99%[f]	2.16%[g]
Expenses net of waiver and payments by affiliates	1.00%	1.00%	1.00%[h]	1.04%[g]
Net investment income	6.54%	5.63%	5.41%	4.53%[g]

Supplemental data
Net assets, end of period (000’s)	$675	$774	$684	$116
Portfolio turnover rate	21.03%	43.49%	6.31%	8.80%

a For the period April 1, 2013 (commencement of operations) to August 31, 2013.
b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c Based on average daily shares outstanding.
d Total return is not annualized for periods less than one year.
e Ratios are annualized for periods less than one year.
f Ratios are adjusted to exclude the effects of annualization for non-recurring expenses.
g Ratios are annualized for periods less than one year, except for non-recurring expenses.
h Benefit of expense reduction rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 15

TEMPLETON EMERGING MARKETS BOND FUND

Statement of Investments, February 29, 2016 (unaudited)

Templeton Emerging Markets Bond Fund
Warrants	Value
Warrants 0.1%
South Africa 0.1%
[a,b] Edcon Holdings Ltd., F wts., 2/20/49	84	EUR $	1
[a,b] Edcon Holdings Ltd., F1 wts., 2/20/49	1,503,436	EUR	16,359
[a,b] Edcon Holdings Ltd., F2 wts., 2/20/49	121,748	EUR	1,325
Total Warrants (Cost $17,220)	17,685

Principal
Amount*
Foreign Government and Agency Securities 67.3%
Brazil 11.3%
Letra Tesouro Nacional, Strip, 10/01/16	100	[c] BRL	23,021
Nota Do Tesouro Nacional,
10.00%, 1/01/17	2,635	[c] BRL	636,480
10.00%, 1/01/21	1,840	[c] BRL	380,002
10.00%, 1/01/23	100	[c] BRL	19,383
10.00%, 1/01/25	620	[c] BRL	114,180
10.00%, 1/01/27	370	[c] BRL	65,148
[d] Index Linked, 6.00%, 5/15/19	90	[c] BRL	62,878
[d] Index Linked, 6.00%, 8/15/20	20	[c] BRL	13,897
[d] Index Linked, 6.00%, 8/15/22	60	[c] BRL	40,333
[d] Index Linked, 6.00%, 5/15/23	313	[c] BRL	208,553
[d] Index Linked, 6.00%, 8/15/24	10	[c] BRL	6,641
1,570,516
Ecuador 5.1%
[e] Government of Ecuador, senior note, 144A, 7.95%, 6/20/24	970,000	705,500
Ethiopia 1.3%
[e] Federal Democratic Republic of Ethiopia, 144A, 6.625%, 12/11/24	200,000	176,559
Ghana 6.3%
Ghana Treasury Note, 23.95%, 11/06/17	120,000	GHS	31,216
Government of Ghana,
16.90%, 3/07/16	130,000	GHS	33,627
19.24%, 5/30/16	60,000	GHS	15,352
23.00%, 2/13/17	30,000	GHS	7,731
25.48%, 4/24/17	10,000	GHS	2,628
24.44%, 5/29/17	90,000	GHS	23,446
26.00%, 6/05/17	10,000	GHS	2,653
25.40%, 7/31/17	30,000	GHS	7,933
23.00%, 8/21/17	111,000	GHS	28,530
23.47%, 5/21/18	90,000	GHS	23,220
24.50%, 10/22/18	885,000	GHS	229,614
senior note, 24.00%, 11/23/20	1,820,000	GHS	472,831
878,781
Indonesia 5.7%
Government of Indonesia,
7.875%, 4/15/19	104,000,000	IDR	7,774
8.375%, 3/15/34	1,720,000,000	IDR	124,125
FR31, 11.00%, 11/15/20	777,000,000	IDR	64,564
FR34, 12.80%, 6/15/21	48,000,000	IDR	4,293
FR35, 12.90%, 6/15/22	8,000,000	IDR	730
FR43, 10.25%, 7/15/22	24,000,000	IDR	1,961

16	Semiannual Report	franklintempleton.com

TEMPLETON EMERGING MARKETS BOND FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)

	Principal
	Amount*		Value
Foreign Government and Agency Securities (continued)
Indonesia (continued)
FR61, 7.00%, 5/15/22	48,000,000	IDR $	3,374
senior bond, 5.625%, 5/15/23	18,000,000	IDR	1,149
senior bond, FR53, 8.25%, 7/15/21	88,000,000	IDR	6,678
senior bond, FR56, 8.375%, 9/15/26	215,000,000	IDR	16,239
senior bond, FR70, 8.375%, 3/15/24	7,424,000,000	IDR	555,190
			786,077
Malaysia 7.5%
Government of Malaysia,
3.314%, 10/31/17	3,770,000	MYR	900,281
senior bond, 4.262%, 9/15/16	180,000	MYR	43,141
senior bond, 3.814%, 2/15/17	150,000	MYR	35,972
senior note, 3.172%, 7/15/16	70,000	MYR	16,674
senior note, 3.394%, 3/15/17	30,000	MYR	7,168
senior note, 4.012%, 9/15/17	170,000	MYR	41,018
	1,044,254
Mexico 4.5%
Government of Mexico,
7.25%, 12/15/16	12,100	[f] MXN	68,373
7.75%, 12/14/17	89,450	[f] MXN	523,032
senior note, M, 5.00%, 6/15/17	6,400	[f] MXN	35,670
			627,075
Mongolia 1.0%
[e] Government of Mongolia, senior note, 144A, 5.125%, 12/05/22	200,000		138,914
Philippines 2.0%
Government of the Philippines, senior note,
1.625%, 4/25/16	13,400,000	PHP	281,981
2.875%, 5/22/17	20,000	PHP	423
5.875%, 1/31/18	10,000	PHP	218
5-72, 2.125%, 5/23/18	30,000	PHP	617
			283,239
Republic of Montenegro 0.9%
[e] Government of Montenegro, 144A, 5.375%, 5/20/19	110,000	EUR	123,407
Senegal 1.3%
[e] Government of Senegal, 144A, 6.25%, 7/30/24	200,000		182,549
Serbia 2.2%
Serbia Treasury Bond, 8.00%, 10/22/20	4,210,000	RSD	39,104
Serbia Treasury Note,
10.00%, 5/22/16	580,000	RSD	5,189
8.00%, 10/02/16	6,510,000	RSD	58,805
8.00%, 3/23/17	30,000	RSD	275
8.00%, 4/06/17	60,000	RSD	550
10.00%, 5/08/17	350,000	RSD	3,287
10.00%, 4/27/18	18,310,000	RSD	176,865
10.00%, 3/20/21	830,000	RSD	8,292
10.00%, 9/11/21	2,130,000	RSD	21,081
			313,448
South Korea 1.7%
Korea Monetary Stabilization Bond, senior note, 1.96%, 2/02/17	286,100,000	KRW	231,903

franklintempleton.com	Semiannual Report		17

TEMPLETON EMERGING MARKETS BOND FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)

Principal
Amount*	Value
Foreign Government and Agency Securities (continued)
Sri Lanka 0.8%
Government of Sri Lanka,
10.60%, 7/01/19	1,260,000	LKR $	8,837
10.60%, 9/15/19	290,000	LKR	2,029
A, 7.50%, 8/15/18	190,000	LKR	1,248
C, 8.50%, 4/01/18	15,500,000	LKR	104,834

116,948
Ukraine 7.3%
[e] Government of Ukraine, 144A,
7.75%, 9/01/20	253,000	229,090
7.75%, 9/01/21	220,000	197,215
7.75%, 9/01/22	220,000	195,121
7.75%, 9/01/23	220,000	193,082
7.75%, 9/01/24	114,000	98,780
[a,g] VRI, GDP Linked Securities, 5/31/40	300,000	94,875

1,008,163
Uruguay 3.8%
[h] Government of Uruguay,
Index Linked, 4.25%, 4/05/27	301,116	UYU	8,424
senior bond, Index Linked, 5.00%, 9/14/18	353,865	UYU	10,966
senior bond, Index Linked, 4.375%, 12/15/28	2,079,021	UYU	58,032
senior bond, Index Linked, 4.00%, 7/10/30	317,747	UYU	8,626
Uruguay Notas del Tesoro,
11.00%, 3/21/17	120,000	UYU	3,571
7, 13.25%, 4/08/18	750,000	UYU	22,648
[h] 10, Index Linked, 4.25%, 1/05/17	131,696	UYU	4,063
[h] 13, Index Linked, 4.00%, 5/25/25	98,772	UYU	2,747
[h] 18, Index Linked, 2.25%, 8/23/17	11,984,336	UYU	358,162
Uruguay Treasury Bill, Strip,
7/28/16	120,000	UYU	3,530
4/03/17	70,000	UYU	1,867
5/19/17	1,510,000	UYU	39,635

522,271
Zambia 4.6%
[e] Government of Zambia International Bond, 144A,
5.375%, 9/20/22	210,000	148,655
8.50%, 4/14/24	200,000	149,631
[e] Government of Zambia, senior bond, 144A, 8.97%, 7/30/27	460,000	341,665

639,951
Total Foreign Government and Agency Securities (Cost $10,742,932)	9,349,555
Quasi-Sovereign and Corporate Bonds 11.9%
Bermuda 1.2%
[e] Digicel Group Ltd., senior note, 144A, 7.125%, 4/01/22	230,000	166,606
Costa Rica 4.1%
[b] Reventazon Finance Trust, secured bond, first lien, 144A, 8.00%, 11/15/33	600,000	571,149
Nigeria 3.1%
[e] Access Bank PLC, sub. note, 144A, 9.25% to 6/23/19, FRN thereafter, 6/24/21	200,000	167,000
[e] Zenith Bank PLC, senior note, 144A, 6.25%, 4/22/19	300,000	266,430

433,430
Poland 1.1%
[e,i] Play Topco SA, senior note, 144A, PIK, 7.75%, 2/28/20	140,000	EUR	153,857

18	Semiannual Report	franklintempleton.com

TEMPLETON EMERGING MARKETS BOND FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)

	Principal
	Amount*		Value
Quasi-Sovereign and Corporate Bonds (continued)
South Africa 1.2%
[e] Edcon Ltd., senior secured note, 144A,
9.50%, 3/01/18	230,000	EUR $	110,116
[i] PIK, 8.00%, 6/30/19	11,094	EUR	10,426
[i] PIK, 8.00%, 6/30/19	22,190	EUR	20,496
[i] PIK, 12.75%, 6/30/19	34,046	EUR	18,143
			159,181
Ukraine 1.2%
[e,j] Ukreximbank, (BIZ Finance PLC), loan participation, senior note, 144A, 9.75%, 1/22/25	200,000		165,199
Total Quasi-Sovereign and Corporate Bonds (Cost $2,005,919)			1,649,422
Total Investments before Short Term Investments (Cost $12,766,071)			11,016,662
Short Term Investments 12.9%
Foreign Government and Agency Securities 1.3%
Malaysia 1.1%
[k] Bank of Negara Monetary Note, 3/01/16 - 10/18/16	640,000	MYR	150,452
[k] Malaysia Treasury Bill, 5/27/16	10,000	MYR	2,361
			152,813
Philippines 0.2%
[k] Philippine Treasury Bill, 3/02/16 - 2/22/17	1,480,000	PHP	30,940
Uruguay 0.0%†
[k] Uruguay Treasury Bill, 4/11/16	30,000	UYU	918
Total Foreign Government and Agency Securities (Cost $185,203)			184,671
Total Investments before Money Market Funds (Cost $12,951,274)			11,201,333

	Shares
Money Market Funds (Cost $1,609,310) 11.6%
United States 11.6%
[a,l] Institutional Fiduciary Trust Money Market Portfolio	1,609,310		1,609,310
Total Investments (Cost $14,560,584) 92.2%			12,810,643
Other Assets, less Liabilities 7.8%			1,080,208
Net Assets 100.0%	$13,890,851

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSee Note 9 regarding restricted securities.
cPrincipal amount is stated in 1,000 Brazilian Real Units.
dRedemption price at maturity is adjusted for inflation. See Note 1(f).
eSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
February 29, 2016, the aggregate value of these securities was $4,053,316, representing 29.18% of net assets.
fPrincipal amount is stated in 100 Mexican Peso Units.
gSee Note 1(c) regarding value recovery instruments.
hThe principal represents the notional amount. Principal amount of security is adjusted for inflation. See Note 1(f).
iIncome may be received in additional securities and/or cash.
jSee Note 1(d) regarding loan participation notes.
kThe security is traded on a discount basis with no stated coupon rate.
lSee Note 3(f) regarding investments in affiliated management investment companies.

franklintempleton.com Semiannual Report 19

TEMPLETON EMERGING MARKETS BOND FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)
At February 29, 2016, the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Chilean Peso	CITI	Buy	18,742,000	$26,171	3/03/16	$715	$—
Chilean Peso	CITI	Sell	18,742,000	26,996	3/03/16	111	—
Chilean Peso	JPHQ	Buy	18,573,000	25,898	3/11/16	721	—
Chilean Peso	MSCO	Buy	18,407,000	25,766	3/14/16	607	—
Chilean Peso	DBAB	Buy	37,315,000	51,908	3/16/16	1,544	—
South Korean Won	HSBK	Sell	37,000,000	30,077	3/25/16	250	—
South Korean Won	HSBK	Sell	37,000,000	29,935	3/28/16	111	—
Philippine Peso	DBAB	Buy	2,407,100	50,624	3/31/16	—	(42)
Euro	BZWS	Sell	367,000	400,753	4/01/16	1,011	—
Japanese Yen	BZWS	Sell	46,442,500	390,040	4/01/16	—	(22,298)
Malaysian Ringgit	DBAB	Buy	389,000	101,851	4/01/16	—	(9,425)
Malaysian Ringgit	JPHQ	Buy	827,050	183,239	4/01/16	13,267	—
South Korean Won	JPHQ	Buy	227,006,000	189,995	4/04/16	—	(7,049)
South Korean Won	JPHQ	Sell	227,006,000	183,565	4/04/16	619	—
Malaysian Ringgit	JPHQ	Buy	16,110	3,622	4/05/16	205	—
Japanese Yen	JPHQ	Sell	10,000,000	83,485	4/07/16	—	(5,313)
Malaysian Ringgit	DBAB	Buy	151,500	34,131	4/07/16	1,858	—
Ghanaian Cedi	BZWS	Buy	41,344	8,759	4/08/16	1,651	—
Malaysian Ringgit	JPHQ	Buy	239,000	53,896	4/11/16	2,872	—
Indian Rupee	JPHQ	Buy	13,837,500	204,515	4/18/16	—	(3,524)
Chilean Peso	DBAB	Buy	36,852,500	49,909	4/21/16	2,690	—
South Korean Won	HSBK	Sell	49,000,000	39,678	4/25/16	208	—
South Korean Won	HSBK	Sell	14,000,000	11,319	4/26/16	42	—
Euro	DBAB	Sell	100,000	110,870	4/28/16	1,861	—
Euro	DBAB	Sell	118,000	130,756	4/29/16	2,121	—
South Korean Won	HSBK	Sell	17,000,000	13,723	5/02/16	31	—
Chilean Peso	MSCO	Buy	18,445,500	25,662	5/12/16	605	—
South Korean Won	JPHQ	Buy	45,013,200	40,793	5/16/16	—	(4,552)
South Korean Won	JPHQ	Sell	45,013,200	36,366	5/16/16	124	—
South Korean Won	JPHQ	Buy	44,970,700	40,879	5/18/16	—	(4,674)
South Korean Won	JPHQ	Sell	44,970,700	36,330	5/18/16	125	—
Euro	JPHQ	Sell	109,400	125,560	5/20/16	6,213	—
South Korean Won	JPHQ	Buy	33,768,000	30,906	5/20/16	—	(3,721)
South Korean Won	JPHQ	Sell	33,768,000	27,278	5/20/16	93	—
Euro	BZWS	Sell	105,000	117,760	5/23/16	3,201	—
Indian Rupee	DBAB	Buy	53,060,000	761,678	5/23/16	4,908	—
South Korean Won	HSBK	Sell	37,000,000	29,948	5/24/16	163	—
Mexican Peso	JPHQ	Buy	6,083,000	385,794	5/31/16	—	(52,781)
South Korean Won	HSBK	Sell	12,000,000	9,693	5/31/16	35	—
Chilean Peso	CITI	Buy	18,742,000	26,753	6/02/16	—	(130)
South Korean Won	HSBK	Sell	33,000,000	26,648	6/02/16	87	—
Euro	CITI	Sell	281,000	299,401	6/03/16	—	(7,305)
Australian Dollar	CITI	Sell	139,000	99,477	6/14/16	753	—
Australian Dollar	JPHQ	Sell	207,000	149,776	6/14/16	2,756	—
Malaysian Ringgit	JPHQ	Buy	291,780	75,391	6/30/16	—	(6,290)
Philippine Peso	DBAB	Buy	816,880	17,807	6/30/16	—	(827)
Philippine Peso	JPHQ	Buy	823,000	17,981	7/01/16	—	(874)
Malaysian Ringgit	JPHQ	Buy	431,250	112,104	7/05/16	—	(9,993)
Japanese Yen	JPHQ	Sell	10,000,000	83,681	7/07/16	—	(5,388)
Malaysian Ringgit	HSBK	Buy	356,895	91,138	7/21/16	—	(6,688)
Euro	DBAB	Sell	110,000	120,489	7/29/16	169	—
Euro	DBAB	Sell	137,450	152,858	8/15/16	2,415	—
Australian Dollar	CITI	Sell	138,000	99,412	9/14/16	1,766	—
Euro	DBAB	Sell	450,800	511,027	10/03/16	16,620	—
Euro	DBAB	Sell	393,000	444,522	10/07/16	13,434	—

20 Semiannual Report

franklintempleton.com

TEMPLETON EMERGING MARKETS BOND FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen	JPHQ	Sell	10,000,000	$83,931	10/07/16	$—	$(5,492)
Euro	DBAB	Sell	155,000	175,770	10/11/16	5,719	—
Japanese Yen	HSBK	Sell	19,800,000	166,618	10/11/16	—	(10,471)
Japanese Yen	BZWS	Sell	10,100,000	85,013	10/13/16	—	(5,328)
Japanese Yen	DBAB	Sell	9,900,000	83,354	10/13/16	—	(5,198)
Euro	DBAB	Sell	59,000	65,257	11/07/16	455	—
Euro	BZWS	Sell	100,000	108,436	11/16/16	—	(1,440)
Australian Dollar	JPHQ	Sell	140,000	99,635	12/12/16	902	—
Australian Dollar	JPHQ	Sell	70,000	50,112	12/14/16	749	—
Japanese Yen	JPHQ	Sell	10,000,000	85,041	1/10/17	—	(4,802)
Euro	CITI	Sell	28,594	31,694	1/19/17	185	—
Euro	DBAB	Sell	128,180	141,479	1/23/17	209	—
Philippine Peso	DBAB	Buy	2,407,100	48,645	1/31/17	796	—
Euro	DBAB	Sell	100,000	110,332	2/03/17	65	—
Japanese Yen	JPHQ	Sell	20,400,000	176,270	2/08/17	—	(7,289)
Japanese Yen	SCNY	Sell	20,370,000	176,391	2/08/17	—	(6,898)
Japanese Yen	BZWS	Sell	20,370,000	176,631	2/09/17	—	(6,667)
Japanese Yen	JPHQ	Sell	20,420,000	176,637	2/09/17	—	(7,110)
Mexican Peso	CITI	Buy	11,210,000	595,244	2/27/17	4,085	—
Mexican Peso	HSBK	Buy	15,380,000	819,480	2/27/17	2,795	—
Mexican Peso	CITI	Buy	8,767,374	469,974	3/02/17	—	(1,361)
Totals Forward Exchange Contracts unrealized appreciation (depreciation)						$101,922	$(212,930)
Net unrealized appreciation (depreciation)							$(111,008)

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At February 29, 2016, the Fund had the following interest rate swap contracts outstanding. See Note 1(c).

Interest Rate Swap Contracts

		Notional	Expiration	Unrealized	Unrealized
Description	Exchange	Amount	Date	Appreciation	Depreciation
Centrally Cleared Swap Contracts
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 0.926%	LCH	$960,000	10/17/17	$—	$(4,479)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.018%	CME	520,000	8/22/23	—	(61,795)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.914%	LCH	440,000	1/22/25	—	(16,074)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.970%	LCH	550,000	1/23/25	—	(22,661)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.973%	LCH	320,000	1/27/25	—	(13,250)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.937%	LCH	80,000	1/29/25	—	(3,060)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.942%	LCH	70,000	1/30/25	—	(2,697)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.817%	LCH	110,000	2/03/25	—	(3,049)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.848%	CME	300,000	8/22/43	—	(119,173)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.849%	CME	300,000	12/23/43	—	(121,683)
Total Interest Rate Swap Contracts				$—	$(367,921)
Net unrealized appreciation (depreciation)					$(367,921)

See Abbreviations on page 37.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 21

TEMPLETON EMERGING MARKETS BOND FUND

Financial Statements

Statement of Assets and Liabilities
February 29, 2016 (unaudited)

Templeton Emerging Markets Bond Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$12,951,274
Cost - Non-controlled affiliates (Note 3f)	1,609,310
Total cost of investments	$14,560,584
Value - Unaffiliated issuers	$11,201,333
Value - Non-controlled affiliates (Note 3f)	1,609,310
Total value of investments	12,810,643
Foreign currency, at value (cost $115,767)	116,007
Receivables:
Investment securities sold	629,656
Capital shares sold	94
Interest	291,194
Affiliates	30,138
Due from brokers	163,066
Unrealized appreciation on OTC forward exchange contracts	101,922
Other assets	11
Total assets	14,142,731
Liabilities:
Payables:
Capital shares redeemed	962
Distribution fees	1,698
Transfer agent fees	1,420
Variation margin	4,566
Professional fees	28,032
Unrealized depreciation on OTC forward exchange contracts	212,930
Deferred tax	1,068
Accrued expenses and other liabilities	1,204
Total liabilities	251,880
Net assets, at value	$13,890,851
Net assets consist of:
Paid-in capital	$17,700,172
Distributions in excess of net investment income	(778,585)
Net unrealized appreciation (depreciation)	(2,233,086)
Accumulated net realized gain (loss)	(797,650)
Net assets, at value	$13,890,851

22 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

TEMPLETON EMERGING MARKETS BOND FUND
FINANCIAL STATEMENTS

Statement of Assets and Liabilities (continued)
February 29, 2016 (unaudited)

Templeton Emerging Markets Bond Fund

Class A:
Net assets, at value	$12,724,602
Shares outstanding	1,599,437
Net asset value per share[a]	$7.96
Maximum offering price per share (net asset value per share ÷ 95.75%)	$8.31
Class C:
Net assets, at value	$462,700
Shares outstanding	58,193
Net asset value and maximum offering price per share[a]	$7.95
Class R:
Net assets, at value	$25,039
Shares outstanding	3,156
Net asset value and maximum offering price per share	$7.93
Class R6:
Net assets, at value	$3,924
Shares outstanding	493
Net asset value and maximum offering price per share	$7.96
Advisor Class:
Net assets, at value	$674,586
Shares outstanding	84,610
Net asset value and maximum offering price per share	$7.97

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

franklintempleton.com

The accompanying notes are an integral part of these financial statements. | Semiannual Report 23

TEMPLETON EMERGING MARKETS BOND FUND
FINANCIAL STATEMENTS

Statement of Operations
for the six months ended February 29, 2016 (unaudited)

Templeton Emerging Markets Bond Fund

Investment income:
Interest (net of foreign taxes of $3,279)	$519,823
Inflation principal adjustments	48,172
Total investment income	567,995
Expenses:
Management fees (Note 3a)	79,118
Distribution fees: (Note 3c)
Class A	7,648
Class C	1,554
Class R	54
Transfer agent fees: (Note 3e)
Class A	7,401
Class C	257
Class R	14
Class R6	81
Advisor Class	388
Custodian fees (Note 4)	4,413
Reports to shareholders	7,193
Registration and filing fees	34,328
Professional fees	31,079
Other	6,704
Total expenses	180,232
Expenses waived/paid by affiliates (Note 3g)	(95,666)
Net expenses	84,566
Net investment income	483,429
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	(979,355)
Foreign currency transactions	231,481
Swap contracts	(33,123)
Net realized gain (loss)	(780,997)
Net change in unrealized appreciation (depreciation) on:
Investments	321,826
Translation of other assets and liabilities denominated in foreign currencies	(279,292)
Value recovery instruments	(25,438)
Swap contracts	(224,489)
Change in deferred taxes on unrealized appreciation	(741)
Net change in unrealized appreciation (depreciation)	(208,134)
Net realized and unrealized gain (loss)	(989,131)
Net increase (decrease) in net assets resulting from operations	$(505,702)

24 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

TEMPLETON EMERGING MARKETS BOND FUND
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Templeton Emerging Markets Bond Fund

	Six Months Ended
	February 29, 2016	Year Ended
	(unaudited)	August 31, 2015
Increase (decrease) in net assets:
Operations:
Net investment income	$483,429	$962,810
Net realized gain (loss)	(780,997)	(946,156)
Net change in unrealized appreciation (depreciation)	(208,134)	(1,718,477)
Net increase (decrease) in net assets resulting from operations	(505,702)	(1,701,823)
Distributions to shareholders from:
Net investment income:
Class A	(195,247)	(1,118,408)
Class C	(5,046)	(51,623)
Class R	(300)	(700)
Class R6	(60)	(307)
Advisor Class	(10,510)	(46,238)
Total distributions to shareholders	(211,163)	(1,217,276)
Capital share transactions: (Note 2)
Class A	(698,344)	(699,336)
Class C	(65,644)	(136,822)
Class R	204	18,233
Advisor Class	(68,909)	200,368
Total capital share transactions	(832,693)	(617,557)
Net increase (decrease) in net assets	(1,549,558)	(3,536,656)
Net assets:
Beginning of period	15,440,409	18,977,065
End of period	$13,890,851	$15,440,409
Distributions in excess of net investment income included in net assets:
End of period	$(778,585)	$(1,050,851)

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 25

TEMPLETON EMERGING MARKETS BOND FUND

Notes to Financial Statements (unaudited)

Templeton Emerging Markets Bond Fund

1. Organization and Significant Accounting Policies

Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Templeton Emerging Markets Bond Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

Derivative financial instruments (derivatives) listed on an exchange are valued at the official closing price of the day. Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

26 Semiannual Report

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TEMPLETON EMERGING MARKETS BOND FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and

Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counter-parties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable coun-terparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the

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Semiannual Report 27

TEMPLETON EMERGING MARKETS BOND FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

c. Derivative Financial Instruments (continued)

Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

The Fund invests in value recovery instruments, for which payments may be made based on established benchmarks for an underlying variable. The security has a notional amount, which is used to calculate amounts of payments allocated to holders. Payments are recorded upon receipt as realized gains in the Statement of Operations.

See Note 10 regarding other derivative information.

d. Loan Participation Notes

The Fund invests in loan participation notes (Participations). Participations are loans originally issued to a borrower by one or more financial institutions (the Lender) and subsequently sold to other investors, such as the Fund. Participations typically result in the Fund having a contractual relationship only with the Lender and not with the borrower. The Fund has the right to receive from the Lender any payments of principal, interest and fees which the Lender received from the borrower.

The Fund generally has no rights to either enforce compliance by the borrower with the terms of the loan agreement or to any collateral relating to the original loan. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. The Participations may also involve interest rate risk and liquidity risk, including the potential default or insolvency of the borrower and/or the Lender.

e. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of February 29, 2016, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with

28 Semiannual Report

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TEMPLETON EMERGING MARKETS BOND FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)

U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as inflation principal adjustments in the Statement of Operations.

g. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At February 29, 2016, there were an unlimited number of shares authorized (without par value) Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	February 29, 2016[a]		August 31, 2015[a]
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	180,061	$1,507,304	364,685	$3,296,033
Shares issued in reinvestment of distributions	9,913	81,396	57,195	503,830
Shares redeemed	(281,961)	(2,287,044)	(516,102)	(4,499,199)
Net increase (decrease)	(91,987)	$(698,344)	(94,222)	$(699,336)
Class C Shares:
Shares sold	11,611	$94,869	41,112	$377,111
Shares issued in reinvestment of distributions	566	4,649	5,068	44,773
Shares redeemed	(20,222)	(165,162)	(63,558)	(558,706)
Net increase (decrease)	(8,045)	$(65,644)	(17,378)	$(136,822)
Class R Shares:
Shares sold	—	$—	2,117	$18,114
Shares issued in reinvestment of distributions	25	204	14	119
Net increase (decrease)	25	$204	2,131	$18,233
Advisor Class Shares:
Shares sold	1,394	$11,440	27,494	$240,000
Shares issued in reinvestment of distributions	1,262	10,377	5,161	45,540
Shares redeemed	(10,812)	(90,726)	(9,656)	(85,172)
Net increase (decrease)	(8,156)	$(68,909)	22,999	$200,368

[a]During the period Class R6 did not report any share transactions.

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Semiannual Report 29

TEMPLETON EMERGING MARKETS BOND FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)

3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Invest-
ments. Certain officers and trustees of the Fund are also officers, and/or directors of the following subsidiaries:
Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees
The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
Annualized Fee Rate	Net Assets
1.050%	Up to and including $1 billion
1.030%	Over $1 billion, up to and including $5 billion
1.010%	Over $5 billion, up to and including $10 billion
0.990%	Over $10 billion, up to and including $15 billion
0.970%	Over $15 billion, up to and including $20 billion
0.950%	In excess of $20 billion

For the period ended February 29, 2016, the annualized effective investment management fee rate was 1.050% of the Fund’s average daily net assets.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Class A	0.25%
Class C	0.65%
Class R	0.50%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as appli-
cable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated broker/dealers.......................$1,791
CDSC retained.....................................$ 66

30 Semiannual Report franklintempleton.com

TEMPLETON EMERGING MARKETS BOND FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended February 29, 2016, the Fund paid transfer agent fees of $8,141, of which $5,866 was retained by Investor Services.

f. Investments in Affiliated Management Investment Companies

The Fund invests in affiliated management investment company for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment company, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. Prior to September 1, 2013, the waiver was accounted for as a reduction to management fees.

	Number							% of Affiliated
	of Shares			Number of				Fund Shares
	Held at			Shares Held	Value		Realized	Outstanding
	Beginning	Gross	Gross	at End	at End	Investment	Gain	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)	of Period
Non-Controlled Affiliates
Institutional Fiduciary Trust
Money Market Portfolio	1,371,759	4,010,609	(3,773,059)	1,609,310	$1,609,310	$ —	$ —	0.01%

g. Waiver and Expense Reimbursements

Advisers and Investor Services have contractually agreed in advance to waive or limit their fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees, and acquired fund fees and expenses, for Class A, Class C, Class R and Advisor Class of the Fund does not exceed 1.00%, and Class R6 does not exceed 0.96% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until December 31, 2016.

h. Other Affiliated Transactions

At February 29, 2016, Advisers owned 57.19% of the Fund’s outstanding shares.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended February 29, 2016, there were no credits earned.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any.

At August 31, 2015, the Fund had short-term capital loss carryforwards of $16,653.

At February 29, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$14,677,353
Unrealized appreciation	$154,585
Unrealized depreciation	(2,021,295)
Net unrealized appreciation (depreciation)	$(1,866,710)

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Semiannual Report 31

TEMPLETON EMERGING MARKETS BOND FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)

5. Income Taxes (continued)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, bond discounts and premiums and swaps.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended February 29, 2016, aggregated $2,661,099 and $3,814,710, respectively.

7. Credit Risk

At February 29, 2016, the Fund had 58.58% of its portfolio invested in high yield or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

8. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

9. Restricted Securities

The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At February 29, 2016, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

Principal		Acquisition
Amount	Issuer	Date	Cost	Value
84	[a]Edcon Holdings Ltd., F wts., 2/20/49	11/27/15	$1	$1
1,503,436	[a]Edcon Holdings Ltd., F1 wts., 2/20/49	11/27/15	15,929	16,359
121,748	[a]Edcon Holdings Ltd., F2 wts., 2/20/49	11/27/15	1,290	1,325
600,000	Reventazon Finance Trust, secured bond, first lien, 144A, 8.00%, 11/15/33	12/18/13	600,000	571,149
	Total Restricted Securities (Value is 4.24% of Net Assets)		$617,220	$588,834

aThe Fund also invests in unrestricted securities of the issuer, valued at $159,181 as of February 29, 2016.

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TEMPLETON EMERGING MARKETS BOND FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)

10. Other Derivative Information

At February 29, 2016, the Fund’s investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives

Derivative Contracts
Not Accounted for as	Statement of Assets and		Statement of Assets and
Hedging Instruments	Liabilities Location	Fair Value	Liabilities Location	Fair Value
Interest rate contracts	Variation margin	$—	Variation margin	$367,921	[a]
Foreign exchange contracts	Unrealized appreciation on	101,922	Unrealized depreciation on	212,930
	OTC forward exchange		OTC forward exchange
	contracts		contracts
Value recovery instruments	Investments in securities, at	94,875	Investments in securities, at	—
	value		value
Totals		$196,797		$580,851
[a]This amount reflects the cumulative appreciation (depreciation) of centrally cleared swaps contracts as reported in the Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

For the Period ended February 29, 2016, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:

				Net Change in
				Unrealized
Derivative Contracts		Net Realized		Appreciation
Not Accounted for as	Statement of	Gain (Loss)	Statement of	(Depreciation)
Hedging Instruments	Operations Locations	for the Period	Operations Locations	for the Period
	Net realized gain (loss) from:		Net change in unrealized
			appreciation (depreciation) on:
Interest rate contracts	Swap contracts	$(33,123)	Swap contracts	$(224,496)
Foreign exchange contracts	Foreign currency transactions	181,296	Translation of other assets and	(281,723)[a]
			liabilities denominated in
			foreign currencies
Value recovery instruments	Value recovery instruments	—	Value recovery instruments	(25,438)
Totals		$148,173		$(531,657)
[a]Forward exchange contracts are included in net realized gain (loss) from foreign currency transactions and net change in unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies in the Statement of Operations.

For the period ended February 29, 2016, the average month end fair value of derivatives represented 5.45% of average month end net assets. The average month end number of open derivative contracts for the period was 93.

At February 29, 2016, the Fund’s OTC derivative assets and liabilities are as follows:

	Gross and Net Amounts
	of Assets and Liabilities
	Presented in the
	Statement of
	Assets and Liabilities

	Assets[a]	Liabilities[a]
Derivatives
Forward exchange contracts	$101,922	$212,930
[a]Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

franklintempleton.com		Semiannual Report	33

TEMPLETON EMERGING MARKETS BOND FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)

10. Other Derivative Information (continued)

At February 29, 2016, the Fund’s OTC derivative assets, which may be offset against the Fund’s OTC derivative liabilities and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the
		Statement of Assets and Liabilities

	Gross and Net
	Amounts of Assets		Financial
	Presented in the	Financial	Instruments	Cash
	Statement of	Instruments	Collateral	Collateral	Net Amount (Not
	Assets and Liabilities	Available for Offset	Received	Received	less than zero)
Counterparty
BZWS	$5,863	$(5,863)	$—	$—	$—
CITI	7,615	(7,615)	—	—	—
DBAB	54,864	(15,492)	—	—	39,372
HSBK	3,722	(3,722)	—	—	—
JPHQ	28,646	(28,646)	—	—	—
MSCO	1,212	—	—	—	1,212
SCNY	—	—	—	—	—
Total	$101,922	$(61,338)	$—	$—	$40,584

At February 29, 2016, the Fund’s OTC derivative liabilities, which may be offset against the Fund’s OTC derivative assets and collateral pledged to the counterparty, are as follows:

		Amounts Not Offset in the
		Statement of Assets and Liabilities

	Gross and Net
	Amounts of Liabilities		Financial
	Presented in the	Financial	Instruments	Cash
	Statement of	Instruments	Collateral	Collateral	Net Amount (Not
	Assets and Liabilities	Available for Offset	Pledged	Pledged	less than zero)
Counterparty
BZWS	$35,733	$(5,863)	$—	$—	$29,870
CITI	8,796	(7,615)	—	—	1,181
DBAB	15,492	(15,492)	—	—	—
HSBK	17,159	(3,722)	—	—	13,437
JPHQ	128,852	(28,646)	—	—	100,206
MSCO	—	—	—	—	—
SCNY	6,898	—	—	—	6,898
Total	$212,930	$(61,338)	$—	$—	$151,592

See Note 1(c) regarding derivative financial instruments.

See Abbreviation on page 37.

11. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Temple-ton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 10, 2017, This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

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TEMPLETON EMERGING MARKETS BOND FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. Effective February 12, 2016, the annual commitment fee is 0.15%. These fees are reflected in other expenses in the Statements of Operations. During the period ended February 29, 2016, the Fund did not use the Global Credit Facility.

12. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepay- ment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of February 29, 2016, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities
Foreign Government and Agency Securities[a]	$—	$9,349,555	$—	$9,349,555
Quasi-Sovereign and Corporate Bonds[a]	—	1,078,273	571,149	1,649,422
Warrants	—	—	17,685	17,685
Short Term Investments	1,609,310	184,671	—	1,793,981
Total Investments in Securities	$1,609,310	$10,612,499	$588,834	$12,810,643
Other Financial Instruments
Forward Exchange Contracts	$—	$101,922	$—	$101,922

Liabilities:
Other Financial Instruments
Forward Exchange Contracts	$—	$212,930	$—	$212,930
Swap Contracts	—	367,921	—	367,921
Total Other Financial Instruments	$—	$580,851	$—	$580,851

[a]For detailed categories, see the accompanying Statement of Investments.

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Semiannual Report 35

TEMPLETON EMERGING MARKETS BOND FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)

12. Fair Value Measurements (continued)

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period. At February 29, 2016, the reconciliation of assets is as follows:

									Net Change in
									Unrealized
									Appreciation
				Transfers		Net	Net		(Depreciation)
	Balance at			Into		Realized	Unrealized	Balance	on Assets
	Beginning			(Out of)	Cost Basis	Gain	Appreciation	at End	Held at
	of Period	Purchases	Sales	Level 3	Adjustments	(Loss)	(Depreciation)	of Period	Period End

Assets
Investments in
Securities:
Warrants	$—	$17,220	$—	$—	$—	$—	$465	$17,685	$465
Quasi-Sovereign
and Corporate
Bonds	594,953	—	—	—	—	—	(23,804)	571,149	(23,804)
Total
Investments
in Securities	$594,953	$17,220	$—	$—	$—	$—	$(23,339)	$588,834	$(23,339)

Significant unobservable valuation inputs developed by the VLOC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of February 29, 2016, are as follows:

	Fair				Impact to
	Value at				Fair Value
	End of				if Input
Description	Period	Valuation Technique	Unobservable Input	Amount	Increases[a]

Assets:
Investments in Securities:
Quasi-Sovereign and
Corpororate Bonds	$571,149	Discounted cash flow model	Discount rate[b]	8.8%	Decrease
All Other Investments[c]	17,685
Total	$588,834

a Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurement.
b The discount rate is comprised of the risk-free rate, the 10-year Costa Rican CDS curve, and an incremental credit spread that combines with the first two components to arrive at an 8% yield on issue date for an 8% coupon bond issued at par.
c Includes fair value of immaterial financial instruments developed using various valuation techniques and unobservable inputs. May also include financial instruments with values derived using prior transaction prices or third party pricing information without adjustment for which such inputs are also unobservable.

13. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

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TEMPLETON EMERGING MARKETS BOND FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)

Abbreviations

Counterparty/Exchange		Currency		Selected Portfolio
BZWS	Barclays Bank PLC	BRL	Brazilian Real	FRN	Floating Rate Note
CITI	Citibank N.A.	EUR	Euro	GDP	Gross Domestic Product
CME	Chicago Mercantile Exchange	GHS	Ghanaian Cedi	PIK	Payment-In-Kind
DBAB	Deutsche Bank AG	IDR	Indonesian Rupiah	VRI	Value Recovery Instruments
HSBK	HSBC Bank PLC	KRW	South Korean Won
JPHQ	JPMorgan Chase Bank, N.A.	LKR	Sri Lankan Rupee
LCH	LCH Clearnet LLC	MXN	Mexican Peso
MSCO	Morgan Stanley and Co. Inc.	MYR	Malaysian Ringgit
SCNY	Standard Chartered Bank	PHP	Philippine Peso
		RSD	Serbian Dinar
		UYU	Uruguayan Peso

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Semiannual Report 37

TEMPLETON INCOME TRUST

TEMPLETON EMERGING MARKETS BOND FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

38 Semiannual Report

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Semiannual Report and Shareholder Letter
Templeton Emerging Markets Bond Fund

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN® / 342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2016 Franklin Templeton Investments. All rights reserved.	072 S 04/16

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is David W. Niemiec and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.       N/A

Item 5. Audit Committee of Listed Registrants.        N/A

Item 6. Schedule of Investments.                      N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.          N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.        N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON INCOME TRUST

By /s/LAURA F. FERGERSON_____

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  April 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON_____

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  April 26, 2016

By /s/MARK H. OTANI_________

      Mark H. Otani

      Chief Financial Officer and Chief Accounting Officer

Date  April 26, 2016